UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-04409

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

September 30

Date of Fiscal Year End

September 30, 2012

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Municipal Income Funds Annual Report September 30, 2012

AMT-Free    •    National

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report September 30, 2012

Eaton Vance

Municipal Income Funds

Table of Contents

Management’s Discussion of Fund Performance	2

Performance and Fund Profile

AMT-Free Municipal Income Fund	4
National Municipal Income Fund	6

Endnotes and Additional Disclosures	8

Fund Expenses	9

Financial Statements	11

Report of Independent Registered Public Accounting Firm	51

Federal Tax Information	53

Board of Trustees’ Contract Approval	54

Management and Organization	57

Important Notices	60

Eaton Vance

Municipal Income Funds

September 30, 2012

Management’s Discussion of Fund Performance1

Economic and Market Conditions

In the early months of the period, investors appeared to worry about intensifying debt problems in Europe, high U.S. unemployment, and a stagnant housing market and the lingering Congressional deadlock that left businesses perplexed about the direction of tax and regulatory policy. The S&P 500 Index,2 which had fallen sharply in the late summer of 2011, continued to drift down through November of 2011.

Beginning in mid-December of 2011, however, an equity rally took hold and continued into early April 2012, fueled by stronger economic growth in the fourth quarter, falling unemployment, and what the markets perceived as a successful restructuring of Greek debt. Then in May 2012, the third annual mid-year economic slowdown arrived, instigated by renewed concerns in Europe, slowing growth in China, and continuing political uncertainty in the United States with the upcoming presidential election. Despite a slowdown in consumer spending and weakening employment data, however, stocks moved upward intermittently from June through the end of the period — in part because investors anticipated that worsening economic news would prompt the U.S. Federal Reserve (the Fed) to initiate another round of quantitative easing to stimulate the economy. This also drove U.S. Treasury yields to all time lows in July 2012. The Fed proved the markets right when it initiated a new, open-ended round of quantitative easing just weeks before period-end.

Against this backdrop, municipal bonds rallied during the one-year period ending September 30, 2012, led by the long end of the yield curve. The Funds’ primary benchmark, the Barclays Capital Municipal Bond Index (the Index) — an unmanaged index of municipal bonds traded in the United States — returned 8.32% for the period, while the Barclays Capital Long (22+) Municipal Bond Index returned 12.21%. As yields on high quality bonds fell, investors moved out on the yield curve, buying longer maturity municipal bonds to potentially take advantage of higher yields. In their quest for income during a period of historically low interest rates, investors also favored lower quality, higher yielding issues over higher quality bonds. As a result, longer duration, lower credit quality bonds were the best performers in the municipals space during the period.

Municipal bonds offered higher taxable-equivalent yields than Treasuries during the period. The ratio of 30-year

AAA7 municipal yields to 30-year Treasury yields — which historically has averaged less than 100% because municipal yields are federally tax-exempt — began the period at 122.4%, making municipal bonds very attractive relative to Treasuries. Investor recognition of this anomaly was likely the main factor that drove the ratio down to 101.6% by period-end, and the increased interest in municipal bonds caused them to outperform Treasuries for the one-year period ending September 30, 2012.

Fund Performance

For the 9-month fiscal period ending September 30, 2012, Eaton Vance AMT-Free Municipal Income Fund Class A shares at net asset value (NAV) had a total return of 12.06%, outperforming the 6.06% return of the Index during the same 9-month period. Meanwhile, for the 12-month fiscal period ending September 30, 2012, Eaton Vance National Municipal Income Fund Class A shares at NAV had a total return of 14.42%, outperforming the 8.32% return of the Index during the same period.

The Funds’ overall strategy is to invest primarily in bonds with maturities of ten years or more, in order to capture their generally higher yields and greater income payments at the long end of the yield curve. Management tends to hedge to various degrees against the greater potential risk of volatility at the long end of the yield curve by shorting Treasury futures in seeking to provide downside protection. Hedging is a risk management strategy intended to moderate both upside and downside performance.

The Funds’ overweighting in longer maturity bonds, during a period when yield-hungry investors favored longer maturity, longer duration bonds, was a primary contributor to the Funds’ performance versus the Index. In addition, the Funds were overweighted in zero-coupon bonds, which were the strongest performing coupon structure during each Fund’s respective fiscal period. Security selection and an overweighting in bonds rated BBB and below aided the Funds’ relative performance versus the Index as well.

Leveraged6 investments also helped results versus the Index. Management holds leveraged investments in seeking to enhance the Funds’ tax-exempt income. The use of leveraged investments has the effect of achieving additional exposure to the municipal market and magnifies a Fund’s exposure to its underlying investments in both up and down markets. As a result, leveraged investments aided

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Municipal Income Funds

September 30, 2012

Management’s Discussion of Fund Performance — continued

Fund Performance — continued

relative performance versus the Index because municipal bonds delivered strong performance during the both the nine-month and twelve-month fiscal periods.

Fund-specific Results

Eaton Vance AMT-Free Municipal Income Fund’s Class A shares at NAV had a total return of 12.06%, outpacing the 6.06% return of the Index. As previously mentioned, drivers of outperformance versus the Index included an overweighting in bonds with maturities of 20 years or more and in zero-coupon bonds. An overweighting and security selection in bonds rated BBB also contributed to performance. Finally, exposure to leveraged investments helped results versus the Index. Detractors from performance versus the Index included an underweight in lease and appropriation backed bonds, which was the Fund’s best performing sector. Also, as intended, the Fund’s Treasury hedge detracted from results versus the Index during its 9-month fiscal period.

Eaton Vance National Municipal Income Fund Class A shares at NAV had a total return of 14.42%, outperforming the 8.32% return of the Index. As previously mentioned, drivers of outperformance versus the Index included an overweighting in bonds with maturities of 20 years or more and in zero-coupon bonds. An overweighting and security selection in bonds rated BBB also contributed to performance. Finally, exposure to leveraged investments helped results versus the Index. Detractors from performance versus the Index included an underweight in water and sewer bonds, which were the Fund’s best performing sector. Also, as intended, the Fund’s Treasury hedge detracted from results versus the Index during the fiscal period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2012

Performance2,3

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	1/6/1998	15.19%	4.48%	4.57%	—
Class A with 4.75% Maximum Sales Charge	—	9.76	3.47	4.06	—
Class B at NAV	1/14/1998	14.27	3.70	3.81	—
Class B with 5% Maximum Sales Charge	—	9.27	3.36	3.81	—
Class C at NAV	5/2/2006	14.39	3.72	—	3.68%
Class C with 1% Maximum Sales Charge	—	13.39	3.72	—	3.68
Class I at NAV	3/16/1978	15.44	4.72	4.83	—
Barclays Capital Municipal Bond Index	—	8.32%	6.05%	5.03%	—
Barclays Capital Long (22+) Municipal Bond Index	—	12.21	6.20	5.67	—

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.97%	1.73%	1.73%	0.72%
Net of Interest Expense		0.85	1.61	1.61	0.60

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		4.08%	3.34%	3.35%	4.33%
Taxable-Equivalent Distribution Rate		6.28	5.14	5.15	6.66
SEC 30-day Yield		2.27	1.64	1.64	2.63
Taxable-Equivalent SEC 30-day Yield		3.49	2.52	2.52	4.05

% Total Leverage[6]
Residual Interest Bond (RIB)					12.27%

Growth of $250,000

This graph shows the change in value of a hypothetical investment of $250,000 in Class I of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of $10,000	Period Beginning	At NAV	With Maximum Sales Charge
Class A	9/30/02	$15,633	$14,898
Class B	9/30/02	$14,535	N.A.
Class C	5/2/06	$12,607	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

4

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2012

Fund Profile

Credit Quality (% of total investments)7

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.6 Absent such securities, credit quality (% of total investments) is as follows:7

AAA	18.8%	BB	1.5%
AA	38.1	B	0.2
A	24.7	Not Rated	4.2
BBB	12.5

See Endnotes and Additional Disclosures in this report.

5

Eaton Vance

National Municipal Income Fund

September 30, 2012

Performance2,3

Portfolio Manager Thomas M. Metzold, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years
Class A at NAV	4/5/1994	14.42%	3.15%	4.80%
Class A with 4.75% Maximum Sales Charge	—	8.95	2.16	4.29
Class B at NAV	12/19/1985	13.57	2.38	4.10
Class B with 5% Maximum Sales Charge	—	8.57	2.06	4.10
Class C at NAV	12/3/1993	13.58	2.38	4.03
Class C with 1% Maximum Sales Charge	—	12.58	2.38	4.03
Class I at NAV	7/1/1999	14.71	3.41	5.06
Barclays Capital Municipal Bond Index	—	8.32%	6.05%	5.03%
Barclays Capital Long (22+) Municipal Bond Index	—	12.21	6.20	5.67

% Total Annual Operating Expense Ratios[4]	Class A	Class B	Class C	Class I
Gross	0.82%	1.57%	1.57%	0.56%
Net of Interest Expense	0.69	1.44	1.44	0.43

% Distribution Rates/Yields[5]	Class A	Class B	Class C	Class I
Distribution Rate	4.47%	3.73%	3.74%	4.72%
Taxable-Equivalent Distribution Rate	6.88	5.74	5.75	7.26
SEC 30-day Yield	3.37	2.80	2.80	3.79
Taxable-Equivalent SEC 30-day Yield	5.18	4.31	4.31	5.83

% Total Leverage[6]
RIB				12.77%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class C of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

	Period Beginning	At NAV	With Maximum Sales Charge
Class A	9/30/02	$15,985	$15,232
Class B	9/30/02	$14,954	N.A.
Class I	9/30/02	$16,393	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

6

Eaton Vance

National Municipal Income Fund

September 30, 2012

Fund Profile

Credit Quality (% of total investments)7

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.6 Absent such securities, credit quality (% of total investments) is as follows:7

AAA	11.1%	BB	1.8%
AA	37.4	B	3.7
A	33.8	Not Rated	2.4
BBB	9.8

See Endnotes and Additional Disclosures in this report.

7

Eaton Vance

Municipal Income Funds

September 30, 2012

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Barclays Capital Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Barclays Capital Long (22+) Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[4]

Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes. Floating Rate Notes reflect the effect of RIBs purchased in secondary market transactions, if applicable.

[7]

Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. Ratings of BBB or higher by Standard and Poor’s or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality.

Fund profile subject to change due to active management.

   Important Notice to Shareholders

The fiscal year end of Eaton Vance AMT-Free Municipal Income Fund was changed to September 30th. As a result, Management’s Discussion of Fund Performance and certain other sections of the report, where noted, cover a nine-month period.

8

Eaton Vance

Municipal Income Funds

September 30, 2012

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2012 – September 30, 2012).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance AMT-Free Municipal Income Fund

	Beginning Account Value (4/1/12)	Ending Account Value (9/30/12)	Expenses Paid During Period* (4/1/12 – 9/30/12)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,071.20	$4.97	0.96%
Class B	$1,000.00	$1,067.50	$8.84	1.71%
Class C	$1,000.00	$1,067.50	$8.84	1.71%
Class I	$1,000.00	$1,072.40	$3.68	0.71%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.20	$4.85	0.96%
Class B	$1,000.00	$1,016.50	$8.62	1.71%
Class C	$1,000.00	$1,016.50	$8.62	1.71%
Class I	$1,000.00	$1,021.50	$3.59	0.71%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2012.

9

Eaton Vance

Municipal Income Funds

September 30, 2012

Fund Expenses — continued

Eaton Vance National Municipal Income Fund

	Beginning Account Value (4/1/12)	Ending Account Value (9/30/12)	Expenses Paid During Period* (4/1/12 – 9/30/12)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,057.70	$4.01	0.78%
Class B	$1,000.00	$1,053.80	$7.86	1.53%
Class C	$1,000.00	$1,053.80	$7.86	1.53%
Class I	$1,000.00	$1,059.00	$2.73	0.53%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$3.94	0.78%
Class B	$1,000.00	$1,017.40	$7.72	1.53%
Class C	$1,000.00	$1,017.40	$7.72	1.53%
Class I	$1,000.00	$1,022.40	$2.68	0.53%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2012.

10

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2012

Portfolio of Investments

Tax-Exempt Investments — 111.4%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 3.1%
Idaho Bond Bank Authority, 5.25%, 9/15/25	$1,160	$1,380,087
Idaho Bond Bank Authority, 5.375%, 9/15/27	1,555	1,855,908
New York Environmental Facilities Corp., 5.00%, 10/15/15(1)	9,900	11,551,815
New York Environmental Facilities Corp., 5.00%, 10/15/35	100	116,685

		$14,904,495

Education — 9.1%
Alexandria, VA, Industrial Development Authority, (Episcopal High School), 3.75%, 1/1/30	$1,615	$1,701,128
Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/38(1)	9,990	11,327,861
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.50%, 11/15/36	11,000	13,400,640
Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(1)	4,110	4,799,288
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	790	923,052
New York Dormitory Authority, (State University Educational Facilities), 4.00%, 5/15/28	2,470	2,739,526
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	1,530	1,795,486
Oregon Facilities Authority, (Reed College), 5.125%, 7/1/41	1,265	1,458,279
University of Virginia, 5.00%, 6/1/40	4,475	5,193,014

		$43,338,274

Electric Utilities — 4.9%
Apache County, AZ, Industrial Development Authority, (Tucson Electric Power Co.), 4.50%, 3/1/30	$1,630	$1,711,728
Chula Vista, CA, (San Diego Gas and Electric), 5.875%, 2/15/34	3,520	4,171,129
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	1,000	1,175,150
Omaha, NE, Public Power District, 5.00%, 2/1/37(2)	1,075	1,250,408
Omaha, NE, Public Power District, 5.00%, 2/1/39(2)	625	723,119
San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34(1)	7,000	7,908,390
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	5,505	6,147,709

		$23,087,633

Escrowed / Prerefunded — 3.0%
Foothill/Eastern Transportation Corridor Agency, CA, Escrowed to Maturity, 0.00%, 1/1/18	$10,000	$9,432,100
Savannah, GA, Economic Development Authority, Escrowed to Maturity, 0.00%, 12/1/21	6,000	4,914,480

		$14,346,580

Security	Principal Amount (000’s omitted)	Value

General Obligations — 17.5%
Banks School District No. 13, Washington County, OR, 3.00%, 6/15/21	$1,150	$1,285,815
Bonneville and Bingham Counties, ID, Joint School District No. 93, 5.00%, 9/15/31	80	98,375
California, 5.00%, 10/1/41	500	554,870
California, 5.00%, 4/1/42	3,525	3,923,889
California, 5.25%, 10/1/29	560	659,058
California, 5.25%, 10/1/32	3,480	4,041,881
Clackamas County, OR, School District No. 46, 0.00%, 6/15/32	2,350	1,184,635
Clackamas County, OR, School District No. 46, 0.00%, 6/15/33	5,880	2,839,628
Clackamas County, OR, School District No. 46, 0.00%, 6/15/34	8,500	3,929,550
Clackamas County, OR, School District No. 46, 0.00%, 6/15/36	4,630	1,938,674
Clark County, NV, 5.00%, 6/1/38(1)	10,000	10,935,100
Deschutes and Jefferson Counties, OR, School District No. 2J, 0.00%, 6/15/24	1,175	854,954
Deschutes and Jefferson Counties, OR, School District No. 2J, 0.00%, 6/15/25	3,700	2,575,792
Hawaii, 5.00%, 12/1/31	1,000	1,204,260
Honolulu City and County, HI, 5.25%, 8/1/33	1,245	1,523,345
Honolulu City and County, HI, 5.25%, 8/1/34	1,525	1,844,335
Howell Public Schools, MI, 4.00%, 5/1/23	140	158,472
Howell Public Schools, MI, 4.25%, 5/1/24	200	228,362
Howell Public Schools, MI, 4.25%, 5/1/25	155	175,068
Louisiana, 4.00%, 8/1/30(1)	3,680	4,042,517
Louisiana, 4.00%, 8/1/31(1)	3,660	4,000,819
Newton, MA, 5.00%, 4/1/39	1,610	1,821,956
Ohio, 4.00%, 2/1/29	310	341,887
Ohio, 4.00%, 2/1/30	310	340,606
Port of Houston Authority of Harris County, TX, 5.00%, 10/1/39	2,500	3,012,425
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/24	1,565	1,138,725
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/25	1,605	1,117,337
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/26	1,615	1,080,096
Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(1)(3)	7,700	8,827,819
South Carolina, 3.25%, 8/1/30	2,330	2,372,126
Texas, 5.00%, 8/1/38(2)	795	935,159
Texas, 5.00%, 8/1/41(2)	1,375	1,613,562
Washington, 4.00%, 7/1/27	2,510	2,834,166
Washington, 4.00%, 7/1/28	2,475	2,775,267
Washington, 5.25%, 2/1/36(1)	6,000	7,069,500

		$83,280,030

11	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Health Care – Miscellaneous — 0.3%
Suffolk County, NY, Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class B, 7.50%, 9/1/15	$135	$136,920
Suffolk County, NY, Industrial Development Agency, (Alliance of Long Island Agencies), Series A, Class D, 7.50%, 9/1/15	100	101,422
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.00%, 12/1/36(4)	109	109,861
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 1, 5.50%, 12/1/36(4)	387	387,699
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), Series 2, 5.50%, 12/1/36(4)	460	461,547

		$1,197,449

Hospital — 15.1%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	$535	$610,119
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/39	2,955	3,232,356
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39	5,175	5,925,686
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	1,325	1,537,371
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/29	1,330	1,462,096
California Statewide Communities Development Authority, (John Muir Health), 5.125%, 7/1/39	2,465	2,667,845
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	2,595	2,744,887
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/42	1,980	2,183,900
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	1,080	1,117,022
Charlotte-Mecklenburg, NC, Hospital Authority, (Carolinas HealthCare System), 5.00%, 1/15/43	335	375,559
Harris County, TX, Cultural Education Facilities Finance Corp., (Baylor College of Medicine), 5.00%, 11/15/37	1,690	1,864,374
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	6,480	6,936,775
Idaho Health Facilities Authority, (Trinity Health Credit Group), 6.25%, 12/1/33	2,985	3,586,687
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	7,120	9,267,392
Kansas Development Finance Authority, (Adventist Health System), 5.75%, 11/15/38	5,230	6,134,110
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	2,490	714,680
Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/42	7,410	1,721,195

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), 5.50%, 7/1/26	$4,150	$4,342,228
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	785	962,441
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.00%, 7/1/30	400	418,952
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	1,865	2,043,648
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	2,870	3,177,434
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	3,380	3,703,196
Oneida County, NY, Industrial Development Agency, (St. Elizabeth Medical Center), 5.75%, 12/1/19	1,505	1,506,791
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.00%, 10/1/42	2,065	2,236,333
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	1,000	1,152,380

		$71,625,457

Housing — 0.3%
Lake Creek, CO, (Affordable Housing Corp.), 6.25%, 12/1/23	$1,040	$1,072,011
Texas Student Housing Corp., (University of North Texas), 9.375%, 7/1/49(5)	285	170,912

		$1,242,923

Industrial Development Revenue — 2.0%
Brazos River, TX, Harbor Navigation District, (Dow Chemical Co.), 4.95%, 5/15/33	$4,000	$4,330,040
Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	530	530,170
Selma, AL, Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	2,670	3,034,268
St. Charles Parish, LA, (Valero Energy Corp.), 4.00% to 6/1/22 (Put Date), 12/1/40	1,665	1,814,084

		$9,708,562

Insured – Education — 0.5%
Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$1,750	$2,295,143

		$2,295,143

Insured – Electric Utilities — 1.7%
Long Island Power Authority, NY, Electric System Revenue, (BHAC), 5.75%, 4/1/33	$5,415	$6,635,433

12	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities (continued)
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/29	$2,865	$1,472,495

		$8,107,928

Insured – General Obligations — 0.3%
Frisco, TX, Independent School District, (AGM), (PSF Guaranteed), 4.00%, 8/15/40	$300	$307,416
Yuma and La Paz Counties, AZ, Community College District, (Arizona Western College), (NPFG), 3.75%, 7/1/31	1,170	1,207,452

		$1,514,868

Insured – Hospital — 1.4%
Harrisonburg, VA, Industrial Development Authority, (Rockingham Memorial Hospital), (AMBAC), 4.50%, 8/15/36	$6,295	$6,592,376

		$6,592,376

Insured – Lease Revenue / Certificates of Participation — 0.7%
Anaheim, CA, Public Financing Authority, (Anaheim Public Improvements), (AGM), 0.00%, 9/1/31	$8,680	$3,412,108

		$3,412,108

Insured – Other Revenue — 0.6%
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	$10,600	$3,066,898

		$3,066,898

Insured – Special Tax Revenue — 6.8%
Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27(6)	$12,660	$12,495,547
Ceres, CA, Redevelopment Agency, (Ceres Redevelopment Project Area No. 1), (AMBAC), 4.00%, 11/1/31	3,480	3,249,241
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/27	6,000	7,653,060
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/30	2,565	3,316,673
McKay Landing Metropolitan District No. 2, CO, (AMBAC), 4.25%, 12/1/36	1,300	1,207,076
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	14,440	1,233,032
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	7,505	1,161,774
San Jose, CA, Redevelopment Agency, (Merged Area Redevelopment Project), (XLCA), 4.25%, 8/1/36	1,990	1,802,641

		$32,119,044

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation — 4.2%
Alameda, CA, Corridor Transportation Authority, (NPFG), 0.00%, 10/1/31	$10,000	$3,914,900
Chicago, IL, (O’Hare International Airport), (AGM), 4.75%, 1/1/34	5,050	5,386,784
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/39	7,120	1,576,368
Metropolitan Transportation Authority, NY, (AGM), 4.00%, 11/15/30	1,535	1,649,434
New Orleans, LA, Aviation Board, (AGC), 6.00%, 1/1/23	1,040	1,247,948
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/21	6,845	4,983,092
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/32	3,755	1,162,586

		$19,921,112

Insured – Water and Sewer — 3.5%
Chicago, IL, Wastewater Transmission Revenue, (BHAC), 5.50%, 1/1/38	$4,305	$4,808,082
DeKalb County, GA, Water and Sewerage Revenue, (AGM), 5.25%, 10/1/32	5,260	6,615,818
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	4,825	5,137,081

		$16,560,981

Lease Revenue / Certificates of Participation — 1.0%
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.75%, 10/1/31	$3,970	$4,673,285

		$4,673,285

Nursing Home — 0.2%
Montgomery County, PA, Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	$865	$865,735

		$865,735

Other Revenue — 4.5%
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	$1,175	$1,378,357
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	1,320	1,539,886
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	720	844,150
Central Falls, RI, Detention Facility Corp., 7.25%, 7/15/35	1,220	1,060,156
Mohegan Tribe of Indians Gaming Authority, CT, 6.25%, 1/1/21(4)	1,000	1,001,260
New York, NY, Transitional Finance Authority, (Building Aid), 6.00%, 7/15/38	7,250	8,578,997
Otero County, NM, Jail Project Revenue, 5.50%, 4/1/13	90	89,913

13	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue (continued)
Otero County, NM, Jail Project Revenue, 5.75%, 4/1/18	$545	$528,890
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	2,735	3,009,293
Seminole Tribe, FL, 5.50%, 10/1/24(4)	1,150	1,241,390
White Earth Band of Chippewa Indians, MN, 6.375%, 12/1/26(4)	2,390	2,053,010

		$21,325,302

Senior Living / Life Care — 2.7%
Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	$3,300	$3,412,728
Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/37	1,885	1,947,525
Fairfax County, VA, Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	2,255	2,322,650
Kansas City, MO, Industrial Development Authority, (Kingswood United Methodist Manor), 5.875%, 11/15/29	1,480	1,472,763
Maryland Health and Higher Educational Facilities Authority, (Charlestown Community, Inc.), 6.125%, 1/1/30	1,650	1,922,811
North Miami, FL, (Imperial Club), 6.125%, 1/1/42(7)	1,480	651,215
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	160	172,378
Tempe, AZ, Industrial Development Authority, (Friendship Village of Tempe), 6.25%, 12/1/42	660	714,753

		$12,616,823

Special Tax Revenue — 9.8%
Baltimore, MD, (Clipper Mill), 6.25%, 9/1/33	$2,476	$2,583,260
Baltimore, MD, (Strathdale Manor), 7.00%, 7/1/33	744	775,508
Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	1,250	1,017,525
Capistrano, CA, Unified School District, 6.00%, 9/1/33	1,000	1,014,040
Illinois, Sales Tax Revenue, 5.00%, 6/15/31	845	978,273
Illinois, Sales Tax Revenue, 5.00%, 6/15/32	815	938,799
Illinois, Sales Tax Revenue, 5.00%, 6/15/33	865	991,394
Massachusetts Bay Transportation Authority, 5.00%, 7/1/41	1,145	1,340,074
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	4,040	4,730,274
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34(1)	9,000	12,157,380
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/34	5,000	5,825,800
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.25%, 2/1/30	4,930	5,926,402
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	5,995	6,313,994
River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	1,180	1,070,036
Tiverton, RI, (Villages on Mount Hope Bay), 6.875%, 5/1/22	795	805,709

		$46,468,468

Security	Principal Amount (000’s omitted)	Value

Transportation — 15.4%
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	$415	$486,314
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	2,250	2,878,245
Metropolitan Transportation Authority, NY, 6.50%, 11/15/28	5,000	6,416,700
New Jersey Transportation Trust Fund Authority, (Transportation System), 6.00%, 12/15/38	4,820	5,671,309
New Jersey Turnpike Authority, 5.00%, 1/1/35	3,410	3,959,112
New Jersey Turnpike Authority, 5.25%, 1/1/40	4,000	4,511,080
New York Liberty Development Corp., (One World Trade Center), 5.00%, 12/15/41	3,625	4,084,904
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	1,270	1,449,172
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	1,070	1,178,209
Pennsylvania Turnpike Commission, 5.50%, 12/1/41	645	729,469
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	11,500	11,328,305
Port Authority of New York and New Jersey, 5.00%, 11/15/37(1)	5,000	5,498,300
Port Authority of New York and New Jersey, 5.25%, 7/15/36	3,595	4,261,944
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	3,500	4,330,865
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	2,980	3,593,880
Triborough Bridge and Tunnel Authority, NY, 0.00%, 11/15/27	225	137,756
Triborough Bridge and Tunnel Authority, NY, 0.00%, 11/15/28	225	131,992
Triborough Bridge and Tunnel Authority, NY, 0.00%, 11/15/30	300	160,869
Triborough Bridge and Tunnel Authority, NY, 0.00%, 11/15/31	180	92,005
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(1)	10,000	12,011,800

		$72,912,230

Water and Sewer — 2.8%
Metropolitan St. Louis, MO, Sewer District, 5.00%, 5/1/42	$1,000	$1,170,600
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)(3)	6,855	8,292,288
Portland, OR, Water System, 5.00%, 5/1/35	3,265	3,830,498

		$13,293,386

Total Tax-Exempt Investments — 111.4% (identified cost $462,907,667)		$528,477,090

Other Assets, Less Liabilities — (11.4)%		$(53,955,172)

Net Assets — 100.0%		$474,521,918

14	See Notes to Financial Statements.

Eaton Vance

AMT-Free Municipal Income Fund

September 30, 2012

Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund
XLCA	–	XL Capital Assurance, Inc.

At September 30, 2012, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	21.9%
California	15.1%
Others, representing less than 10% individually	74.4%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2012, 17.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.2% to 6.6% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	When-issued security.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $6,775,107.

(4)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2012, the aggregate value of these securities is $5,254,767 or 1.1% of the Fund’s net assets.

(5)	Defaulted bond.

(6)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(7)	Security is in default and making only partial interest payments.

15	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2012

Portfolio of Investments

Tax-Exempt Municipal Securities — 108.1%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 1.8%
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 4.00%, 6/15/26	$27,125	$31,347,820
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 4.00%, 6/15/27	12,880	14,770,011
Oklahoma Water Resources Board, 5.25%, 4/1/36	14,165	17,031,571
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	25,530	32,152,993

		$95,302,395

Cogeneration — 0.7%
Maryland Energy Financing Administration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$22,150	$22,274,040
Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.50%, 1/1/13(1)	1,300	820,547
Pennsylvania Economic Development Financing Authority, (Northampton Generating), (AMT), 6.60%, 1/1/19(1)	21,950	14,172,237
Pennsylvania Economic Development Financing Authority, (Northampton Generating), Junior Liens, (AMT), 6.875%, 1/1/11(1)	1,500	294,285
Pennsylvania Economic Development Financing Authority, (Northampton Generating), Junior Liens, (AMT), 6.95%, 1/1/21(1)	5,000	1,009,250

		$38,570,359

Education — 1.8%
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/36	$4,750	$5,725,887
Missouri Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(2)	45,615	53,265,092
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	8,690	10,153,570
Oregon Facilities Authority, (Lewis & Clark College), 5.625%, 10/1/36	14,470	16,980,834
Oregon Facilities Authority, (Reed College), 5.125%, 7/1/41	8,485	9,781,423

		$95,906,806

Electric Utilities — 4.7%
Colorado Springs, CO, Utilities System Revenue, 4.00%, 11/15/30	$23,315	$25,799,913

Security	Principal Amount (000’s omitted)	Value

Electric Utilities (continued)
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 6.50%, 7/1/39	$8,600	$10,106,290
JEA, FL, Electric System Revenue, 4.00%, 10/1/28	2,285	2,495,837
JEA, FL, Electric System Revenue, 4.00%, 10/1/29	3,440	3,741,069
JEA, FL, Electric System Revenue, 4.00%, 10/1/30	5,510	5,961,930
JEA, FL, Electric System Revenue, 4.00%, 10/1/31	3,085	3,323,563
Omaha, NE, Public Power District, 5.00%, 2/1/37(3)	11,755	13,673,063
Omaha, NE, Public Power District, 5.00%, 2/1/39(3)	6,875	7,954,306
Puerto Rico Electric Power Authority, 5.00%, 7/1/42	34,430	34,242,357
Puerto Rico Electric Power Authority, 5.25%, 7/1/31	20,025	20,778,741
Puerto Rico Electric Power Authority, 5.25%, 7/1/40	10,000	10,030,700
San Antonio, TX, (Electric and Gas Systems), 5.00%, 2/1/34(2)	41,100	46,433,547
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	51,375	57,373,031

		$241,914,347

Escrowed / Prerefunded — 0.1%
Bexar County, TX, Health Facilities Development Corp., (St. Luke’s Lutheran Hospital), Escrowed to Maturity, 7.00%, 5/1/21	$2,400	$3,264,480

		$3,264,480

General Obligations — 15.3%
Banks School District No. 13, Washington County, OR, 0.00%, 6/15/23	$940	$735,183
Banks School District No. 13, Washington County, OR, 0.00%, 6/15/24	1,405	1,056,448
Banks School District No. 13, Washington County, OR, 0.00%, 6/15/25	1,450	1,040,288
Banks School District No. 13, Washington County, OR, 0.00%, 6/15/26	1,495	1,037,022
Bonneville and Bingham Counties, ID, Joint School District No. 93, 5.00%, 9/15/31	790	971,455
California, 5.00%, 4/1/42	35,345	39,344,640
Clark County, NV, 5.00%, 6/1/38(2)	94,200	103,008,642
Conroe, TX, Independent School District, (PSF Guaranteed), 5.25%, 2/15/33	12,840	15,737,218
David Douglas School District No. 40, Multnomah County, OR, 0.00%, 6/15/25	500	343,875
David Douglas School District No. 40, Multnomah County, OR, 0.00%, 6/15/26	2,590	1,704,790
David Douglas School District No. 40, Multnomah County, OR, 0.00%, 6/15/27	2,650	1,660,808
David Douglas School District No. 40, Multnomah County, OR, 0.00%, 6/15/28	2,500	1,496,600
David Douglas School District No. 40, Multnomah County, OR, 0.00%, 6/15/29	2,590	1,476,455

16	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
David Douglas School District No. 40, Multnomah County, OR, 0.00%, 6/15/30	$2,000	$1,080,740
David Douglas School District No. 40, Multnomah County, OR, 0.00%, 6/15/31	1,500	768,045
Forest Grove School District No. 15, Washington County, OR, 0.00%, 6/15/28	3,050	1,841,468
Forest Grove School District No. 15, Washington County, OR, 0.00%, 6/15/29	3,440	1,973,597
Forest Grove School District No. 15, Washington County, OR, 0.00%, 6/15/30	4,110	2,254,458
Forest Grove School District No. 15, Washington County, OR, 0.00%, 6/15/31	3,075	1,585,532
Hawaii, 5.00%, 12/1/31	19,000	22,880,940
Howell Public Schools, MI, 4.00%, 5/1/23	1,460	1,652,632
Howell Public Schools, MI, 4.25%, 5/1/24	2,100	2,397,801
Howell Public Schools, MI, 4.25%, 5/1/25	1,605	1,812,799
Klein, TX, Independent School District, (PSF Guaranteed), 5.00%, 2/1/36	14,180	16,503,109
Louisiana, 4.00%, 8/1/28(2)	23,200	25,737,848
Louisiana, 4.00%, 8/1/28	5	5,547
Louisiana, 4.00%, 8/1/29(2)	23,940	26,428,084
Louisiana, 4.00%, 8/1/29	15	16,559
Louisiana, 4.00%, 8/1/30(2)	15,760	17,312,518
Louisiana, 4.00%, 8/1/30	10	10,985
Louisiana, 4.00%, 8/1/31(2)	15,920	17,402,470
Louisiana, 4.00%, 8/1/31	10	10,931
Newton, MA, 5.00%, 4/1/36	5,275	5,999,732
Newton, MA, 5.00%, 4/1/39	11,480	12,991,342
North East Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/33	3,460	3,829,009
North East Independent School District, TX, (PSF Guaranteed), 4.00%, 8/1/34	3,595	3,942,672
Ohio, 4.00%, 2/1/29	3,220	3,551,209
Ohio, 4.00%, 2/1/30	3,245	3,565,379
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38(2)	41,620	47,328,599
Port of Houston Authority of Harris County, TX, (AMT), 5.625%, 10/1/38	10,000	11,371,600
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/24	7,945	5,780,941
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/25	11,945	8,315,631
Salem-Keizer, OR, School District No. 24J, 0.00%, 6/15/26	11,485	7,681,053
San Francisco City and County, CA, 4.00%, 6/15/29	9,820	10,685,437
San Francisco, CA, Bay Area Rapid Transit District, (Election of 2004), 4.75%, 8/1/37(2)	36,300	39,937,260

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Santa Clara County, CA, (Election of 2008), 5.00%, 8/1/39(2)(4)	$57,400	$65,807,378
South-Western City School District, OH, 4.25%, 12/1/28	2,000	2,221,840
South-Western City School District, OH, 4.375%, 12/1/29	1,500	1,671,360
South-Western City School District, OH, 4.50%, 12/1/30	1,250	1,406,950
Texas, 5.00%, 8/1/38(3)	8,670	10,198,521
Texas, 5.00%, 8/1/41(3)	15,065	17,678,778
Texas, (AMT), 5.00%, 8/1/31	8,000	9,407,440
Texas, (AMT), 5.00%, 8/1/36	10,465	12,013,820
Texas, (Texas Transportation Commission), 4.50%, 4/1/33(2)	40,875	45,157,065
Washington, 4.00%, 7/1/27	26,070	29,436,941
Washington, 4.00%, 7/1/28	25,750	28,873,990
Washington, 4.00%, 8/1/31	15,785	17,339,980
Washington, 4.00%, 8/1/32	16,435	17,950,636
Washington, 5.00%, 2/1/31	15,720	18,616,567
Washington, 5.00%, 2/1/33	21,255	24,875,152
Will County, IL, Community Unit School District No. 365-U, (Valley View), 5.75%, 11/1/31	12,995	15,722,001

		$794,647,770

Health Care – Miscellaneous — 0.0%(5)
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.50%, 12/1/36(6)	$634	$636,011
Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 5.875%, 12/1/36(6)	680	682,636

		$1,318,647

Hospital — 13.6%
Alabama Special Care Facilities Financing Authority, (Ascension Health), 5.00%, 11/15/39(2)(4)	$34,260	$36,620,172
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.25%, 3/1/28	5,700	6,500,337
California Health Facilities Financing Authority, (Providence Health System), 5.50%, 10/1/39(2)(4)	36,700	42,023,702
California Health Facilities Financing Authority, (Sutter Health), 5.25%, 8/15/31	13,675	15,866,829
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 7/1/29	10,670	11,729,744
California Statewide Communities Development Authority, (John Muir Health), 5.125%, 7/1/39	19,735	21,358,993
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 3/1/41	49,645	52,512,495

17	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/42	$20,900	$23,052,282
California Statewide Communities Development Authority, (Sutter Health), 5.25%, 11/15/48	59,270	63,839,124
Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	12,725	13,161,213
Charlotte-Mecklenburg, NC, Hospital Authority, (Carolinas HealthCare System), 5.00%, 1/15/43	3,415	3,828,454
Harris County, TX, Cultural Education Facilities Finance Corp., (Baylor College of Medicine), 5.00%, 11/15/37	18,350	20,243,353
Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	18,195	19,477,566
Illinois Finance Authority, (Provena Healthcare), 7.75%, 8/15/34	53,260	69,323,216
Massachusetts Development Finance Agency, (Tufts Medical Center), 6.75%, 1/1/36	7,510	9,207,560
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.00%, 7/1/30	4,060	4,252,363
Michigan Hospital Finance Authority, (Henry Ford Health System), 5.25%, 11/15/46	16,520	17,552,170
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	12,795	14,020,633
Oneida County, NY, Industrial Development Agency, (St. Elizabeth Medical Center), 6.00%, 12/1/29	4,000	4,002,400
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.125%, 10/1/26	2,545	2,824,263
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/23	4,150	4,782,377
Orange County, FL, Health Facilities Authority, (Orlando Health, Inc.), 5.375%, 10/1/41	41,400	45,046,926
South Miami, FL, Health Facilities Authority, (Baptist Health South Florida Obligated Group), 5.00%, 8/15/37(2)	63,000	67,745,160
South Miami, FL, Health Facilities Authority, (Baptist Health South Florida Obligated Group), 5.00%, 8/15/42(2)	75,000	80,369,250
Tarrant County, TX, Cultural Education Facilities Finance Corp., (Scott & White Healthcare), 5.25%, 8/15/40	17,685	19,524,063
Washington Township Health Care District, 6.25%, 7/1/39	16,675	19,222,773
Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare System), 5.125%, 8/15/30	8,475	8,840,527
Wisconsin Health and Educational Facilities Authority, (Wheaton Franciscan Healthcare System), 5.25%, 8/15/31	8,865	9,348,852

		$706,276,797

Security	Principal Amount (000’s omitted)	Value

Housing — 2.0%
Arkansas Development Finance Authority, MFMR, (Park Apartments), (AMT), 5.95%, 12/1/28	$6,035	$4,950,933
Lake Creek, CO, (Affordable Housing Corp.), 6.25%, 12/1/23	7,785	8,024,622
Texas Student Housing Corp., (University of Northern Texas), 6.85%, 7/1/31	10,640	8,286,113
Virginia Housing Development Authority, (AMT), 5.20%, 10/1/26(2)	23,335	25,161,664
Virginia Housing Development Authority, (AMT), 5.30%, 7/1/35	6,500	6,881,160
Virginia Housing Development Authority, (AMT), 23.858%, 10/1/35(6)(7)(8)	6,940	9,179,885
Virginia Housing Development Authority, Series A, (AMT), 5.10%, 10/1/35(9)	18,345	19,418,182
Virginia Housing Development Authority, Series A1, (AMT), 5.10%, 10/1/35	18,750	19,721,625

		$101,624,184

Industrial Development Revenue — 4.4%
Austin, TX, (CargoPort Development LLC), (AMT), 8.30%, 10/1/21	$5,530	$5,613,558
Broward County, FL, (Lynxs CargoPort), (AMT), 6.75%, 6/1/19(1)	1,805	719,094
Denver City and County, CO, (United Airlines), (AMT), 5.25%, 10/1/32	12,360	12,503,500
Denver City and County, CO, (United Airlines), (AMT), 5.75%, 10/1/32	33,290	34,510,744
Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	3,500	3,501,120
Houston, TX, (Continental Airlines), (AMT), 6.75%, 7/1/29	41,750	41,920,757
Mississippi Business Finance Corp., (Air Cargo), (AMT), 7.25%, 7/1/34	175	92,017
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 9.00% to 6/1/13 (Put Date), 6/1/33	9,590	10,031,332
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	53,150	59,649,182
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	49,635	60,574,058

		$229,115,362

Insured – Electric Utilities — 0.8%
Long Island Power Authority, NY, Electric System Revenue, (BHAC), 5.50%, 5/1/33	$36,660	$43,170,449

		$43,170,449

18	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations — 1.2%
Geary County, KS, Unified School District No. 475, (NPFG), 3.00%, 9/1/26	$3,825	$3,772,559
Los Angeles, CA, Unified School District, (Election of 2005), (AGM), 4.75%, 7/1/32(2)	51,625	57,765,278

		$61,537,837

Insured – Hospital — 1.0%
Maryland Health and Higher Educational Facilities Authority, (LifeBridge Health), (AGC), 4.75%, 7/1/47(2)	$38,800	$40,333,764
Medford, OR, Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	12,000	14,178,840

		$54,512,604

Insured – Housing — 0.2%
Rhode Island Housing and Mortgage Finance Corp., (Rental Housing Program), (AGM), (AMT), 5.50%, 10/1/49	$10,310	$10,677,552

		$10,677,552

Insured – Other Revenue — 3.6%
Golden State Tobacco Securitization Corp., CA, (AGM), 0.00%, 6/1/26	$50,700	$28,124,304
Golden State Tobacco Securitization Corp., CA, (AMBAC), 0.00%, 6/1/24	24,985	15,410,748
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	68,155	19,719,286
Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/41	25,000	4,490,750
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AGC), 6.375%, 1/1/39	11,725	13,844,528
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AGC), 6.50%, 1/1/46	6,085	7,202,084
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/31	8,080	8,291,131
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/39	11,350	11,584,605
New York, NY, Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/46	16,615	16,919,719
New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	50,000	61,466,000

		$187,053,155

Insured – Special Tax Revenue — 6.5%
Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/23	$20,805	$13,860,499
Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/24	31,010	19,695,071

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue (continued)
Illinois Sports Facility Authority, (AMBAC), 0.00%, 6/15/25	$17,000	$10,263,070
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/29	11,000	14,130,270
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/30	3,080	3,982,594
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (NPFG), 0.00%, 12/15/24	14,715	9,089,897
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/35	84,310	26,937,045
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/44(9)	218,400	41,332,200
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/45	156,345	27,998,263
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 10/1/48	60,720	9,052,745
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 0.00%, 4/1/49	50,000	7,236,500
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	1,425	555,607
Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	2,000	719,960
Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	1,201,820	102,623,410
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	220,840	34,186,032
Regional Transportation Authority, LA, (FGIC), (NPFG), 0.00%, 12/1/21	6,800	4,358,188
San Jose, CA, Redevelopment Agency, (Merged Area Redevelopment Project), (XLCA), 4.25%, 8/1/36	13,690	12,401,086

		$338,422,437

Insured – Student Loan — 1.8%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$47,470	$53,295,044
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	41,710	42,241,802

		$95,536,846

Insured – Transportation — 6.6%
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	$13,335	$3,342,551
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/38	22,385	5,268,086
Metropolitan Transportation Authority, NY, (AGM), 4.00%, 11/15/30	16,805	18,057,813

19	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)
Miami-Dade County, FL, (Miami International Airport), (AGM), (AMT), 5.25%, 10/1/41	$52,480	$56,547,725
North Texas Tollway Authority, (AGC), 0.00%, 1/1/33	104,265	42,201,259
North Texas Tollway Authority, (AGC), 6.20%, (0.00% until 1/1/15), 1/1/42	58,690	63,505,515
North Texas Tollway Authority, (BHAC), 5.75%, 1/1/48	2,150	2,501,998
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)(4)	2,500	2,734,275
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	38,705	40,829,130
San Jose, CA, Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	21,420	24,122,347
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/22	46,300	32,009,042
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/32	31,045	9,611,842
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/34	119,480	32,705,260
Texas Turnpike Authority, (Central Texas Turnpike System), (AMBAC), 0.00%, 8/15/35	30,935	7,954,626

		$341,391,469

Lease Revenue / Certificates of Participation — 2.7%
Hudson Yards Infrastructure Corp., NY, 5.75%, 2/15/47	$38,385	$45,401,778
Michigan Building Authority, 6.00%, 10/15/38	1,000	1,159,670
Mohave County, AZ, Industrial Development Authority, (Mohave Prison LLC), 8.00%, 5/1/25	38,660	48,085,695
North Carolina, Capital Improvement Limited Obligation Bonds, 5.25%, 5/1/31	36,925	44,315,908

		$138,963,051

Nursing Home — 0.5%
Hillsborough County, FL, Industrial Development Authority, (Tampa Bay Retirement Center), 8.00%, 6/1/25	$7,885	$7,906,526
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	9,780	7,990,651
Montgomery County, PA, Industrial Development Authority, (Advancement of Geriatric Health Care Institute), 8.375%, 7/1/23	8,415	8,422,153
Westmoreland County, PA, Industrial Development Authority, (Highland Health Systems, Inc.), 9.25%, 6/1/22	1,645	1,275,813

		$25,595,143

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 7.0%
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.00%, 7/15/30	$12,735	$14,939,046
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	14,295	16,676,261
Brooklyn, NY, Arena Local Development Corp., (Barclays Center), 6.375%, 7/15/43	7,785	9,127,368
Central Falls, RI, Detention Facility Corp., 7.25%, 7/15/35	250	217,245
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	13,795	1,051,455
Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	5,210	145,932
Golden State Tobacco Securitization Corp., CA, 5.75%, 6/1/47	33,100	28,333,931
Michigan Tobacco Settlement Finance Authority, 6.00%, 6/1/48	41,945	34,777,438
Michigan Tobacco Settlement Finance Authority, 6.875%, 6/1/42	27,650	27,857,652
New York, NY, Industrial Development Agency, (Bronx Parking Development Co., LLC), 5.875%, 10/1/46	12,330	6,608,017
New York, NY, Transitional Finance Authority, (Building Aid), 5.00%, 7/15/36	20,155	23,208,684
Non-Profit Preferred Funding Trust, Various States, 4.47%, 9/15/37(6)	12,000	10,171,440
Non-Profit Preferred Funding Trust, Various States, 4.72%, 9/15/37(6)	19,000	15,336,800
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	20,625	22,693,481
Seminole Tribe, FL, 5.25%, 10/1/27(6)	1,000	1,062,510
Seminole Tribe, FL, 5.50%, 10/1/24(6)	11,915	12,861,885
Seminole Tribe, FL, 5.75%, 10/1/22(6)	2,100	2,305,737
Texas Municipal Gas Acquisition and Supply Corp., 6.25%, 12/15/26	80,270	98,737,719
Tobacco Settlement Financing Corp., NJ, 5.00%, 6/1/41	32,000	26,730,240
Tobacco Settlement Financing Corp., VA, 5.00%, 6/1/47	13,070	9,406,087

		$362,248,928

Senior Living / Life Care — 0.3%
Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	$400	$413,664
Logan County, CO, (TLC Care Choices, Inc.), 6.875%, 12/1/23(10)	410	209,338
New Jersey Economic Development Authority, (Forsgate), (AMT), 8.625%, 6/1/25(1)	9,345	4,672,780
North Miami, FL, (Imperial Club), 6.125%, 1/1/42(10)	16,435	7,231,565
Plantation Health Facilities Authority, FL, (Covenant Village of Florida), 5.125%, 12/1/22	1,750	1,751,470

		$14,278,817

20	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue — 4.8%
Covington Park, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/21	$185	$186,691
Detroit, MI, Downtown Development Authority, 0.00%, 7/1/20	2,000	1,359,820
Dupree Lakes, FL, Community Development District, 5.375%, 5/1/37	910	846,127
Dupree Lakes, FL, Community Development District, 6.83%, 11/1/15	360	364,903
Heritage Harbor South Community Development District, FL, (Capital Improvements), 6.20%, 5/1/35	570	597,725
Heritage Harbor South Community Development District, FL, (Capital Improvements), 6.50%, 5/1/34	440	452,769
Illinois, Sales Tax Revenue, 5.00%, 6/15/31	9,030	10,454,212
Illinois, Sales Tax Revenue, 5.00%, 6/15/32	8,700	10,021,530
Illinois, Sales Tax Revenue, 5.00%, 6/15/33	9,250	10,601,610
Massachusetts Bay Transportation Authority, 5.00%, 7/1/41	11,355	13,289,551
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34(9)	29,055	34,019,337
New River, FL, Community Development District, (Capital Improvements), 5.00%, 5/1/13(1)	230	0
New River, FL, Community Development District, (Capital Improvements), 5.35%, 5/1/38(1)	80	0
New River, FL, Community Development District, (Capital Improvements), Series 2010A-1, 5.75%, (0.00% to 11/1/12), 5/1/38	170	118,745
New River, FL, Community Development District, (Capital Improvements), Series 2010A-2, 5.75%, (0.00% to 11/1/14), 5/1/38	430	192,365
New River, FL, Community Development District, (Capital Improvements), Series 2010B-1, 5.00%, (0.00% to 11/1/12), 5/1/15	260	230,522
New River, FL, Community Development District, (Capital Improvements), Series 2010B-2, 5.00%, (0.00% to 11/1/13), 5/1/18	335	151,464
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/42	54,685	63,077,507
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/39	23,500	27,295,955
New York, NY, Transitional Finance Authority, Future Tax Revenue, 5.25%, 2/1/30	27,875	33,508,816
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	483,025	36,618,125
River Hall, FL, Community Development District, (Capital Improvements), 5.45%, 5/1/36	1,095	992,957
Southern Hills Plantation I, FL, Community Development District, 5.80%, (0.00% until 11/1/12), 5/1/35	410	277,021
Southern Hills Plantation I, FL, Community Development District, 5.80%, 5/1/35	555	477,233

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Sterling Hill, FL, Community Development District, 6.20%, 5/1/35	$1,665	$1,476,688
Tiverton, RI, (Villages on Mount Hope Bay), 6.875%, 5/1/22	400	405,388
University Square, FL, Community Development District, 6.75%, 5/1/20	4,670	4,675,230

		$251,692,291

Student Loan — 1.0%
Iowa Student Loan Liquidity Corp., 5.25%, 12/1/22	$14,800	$16,579,552
Iowa Student Loan Liquidity Corp., 5.50%, 12/1/27	8,180	8,712,436
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/22	4,875	5,490,030
New Jersey Higher Education Student Assistance Authority, (AMT), 5.00%, 12/1/27	10,010	10,891,380
New Jersey Higher Education Student Assistance Authority, (AMT), 5.50%, 12/1/25	7,130	8,336,824
New Jersey Higher Education Student Assistance Authority, (AMT), 5.75%, 12/1/27	800	939,280

		$50,949,502

Transportation — 22.6%
Central Texas Regional Mobility Authority, 5.75%, 1/1/31	$4,260	$4,992,038
Chicago, IL, (O’Hare International Airport), Series 2012A, (AMT), 5.00%, 1/1/31	15,595	17,100,697
Chicago, IL, (O’Hare International Airport), Series 2012B, (AMT), 5.00%, 1/1/31	6,000	6,579,300
Chicago, IL, (O’Hare International Airport), Series 2012B, (AMT), 5.00%, 1/1/32	6,840	7,489,184
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/35	35,000	37,989,700
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/38	46,040	49,938,667
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.00%, 11/1/42	38,820	41,983,830
Illinois Toll Highway Authority, 5.25%, 1/1/29	18,160	20,812,813
Illinois Toll Highway Authority, 5.25%, 1/1/30(2)(4)	18,180	20,810,282
Los Angeles, CA, Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(2)(4)	16,200	18,412,272
Metropolitan Transportation Authority, NY, 5.25%, 11/15/38	14,565	16,670,371
Metropolitan Transportation Authority, NY, 6.25%, 11/15/23	19,475	24,912,809
Miami-Dade County, FL, (Miami International Airport), 5.00%, 10/1/41	15,870	17,514,132
Miami-Dade County, FL, (Miami International Airport), 5.50%, 10/1/36	50,590	58,271,586

21	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
New Jersey Transportation Trust Fund Authority, (Transportation System), 0.00%, 12/15/36	$91,425	$29,719,525
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	55,250	64,480,617
New Jersey Transportation Trust Fund Authority, (Transportation System), 2008 Series A, 0.00%, 12/15/38	50,000	14,365,000
New Jersey Transportation Trust Fund Authority, (Transportation System), 2009 Series A, 0.00%, 12/15/38	108,655	30,929,732
New York Liberty Development Corp., (One World Trade Center), 5.00%, 12/15/41	18,230	20,542,840
New York Liberty Development Corp., (4 World Trade Center), 5.00%, 11/15/31	16,310	18,611,015
New York Thruway Authority, 5.00%, 1/1/37	11,365	12,929,051
New York Thruway Authority, 5.00%, 1/1/42	13,910	15,729,289
North Texas Tollway Authority, 5.75%, 1/1/38	66,265	73,214,211
Orlando-Orange County, FL, Expressway Authority, Series A, 5.00%, 7/1/35	15,000	16,835,850
Orlando-Orange County, FL, Expressway Authority, Series A, 5.00%, 7/1/40	14,735	16,367,343
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	9,305	10,246,015
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	13,010	12,761,509
Pennsylvania Turnpike Commission, 5.45%, (0.00% until 12/1/15), 12/1/35	12,125	11,651,034
Pennsylvania Turnpike Commission, 5.50%, 12/1/41	4,980	5,632,181
Pennsylvania Turnpike Commission, 6.00%, (0.00% until 12/1/15), 12/1/34	25,000	24,705,250
Pennsylvania Turnpike Commission, 6.50%, 12/1/36	10,000	12,304,100
Philadelphia, PA, Airport Revenue, (AMT), 5.00%, 6/15/26	20,845	23,470,011
Philadelphia, PA,, Airport Revenue, (AMT), 5.00%, 6/15/27	20,675	23,177,089
Port Authority of New York and New Jersey, 5.00%, 10/15/36	23,175	26,012,779
Port Authority of New York and New Jersey, 5.25%, 7/15/36	13,465	15,963,027
Port Authority of New York and New Jersey, (AMT), 4.50%, 4/1/37	19,035	20,603,294
Port Authority of New York and New Jersey, (AMT), 4.75%, 4/15/37	16,365	17,541,316
Port Authority of New York and New Jersey, (AMT), 4.75%, 4/15/37(2)	80,490	86,275,621
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/1/30	13,215	15,333,893
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/1/31	9,800	11,345,068

Security	Principal Amount (000’s omitted)	Value

Transportation (continued)
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/41	$13,750	$15,246,275
Port Authority of New York and New Jersey, (AMT), 5.25%, 9/15/23(2)	28,890	33,549,668
San Francisco City and County, CA, Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/28	7,000	7,993,020
Texas Private Activity Bond Surface Transportation Corp., (LBJ Express Managed Lanes Project), 7.00%, 6/30/34	29,200	36,131,788
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 6.875%, 12/31/39	24,110	29,076,660
Triborough Bridge and Tunnel Authority, NY, 0.00%, 11/15/27	2,275	1,392,869
Triborough Bridge and Tunnel Authority, NY, 0.00%, 11/15/28	2,275	1,334,583
Triborough Bridge and Tunnel Authority, NY, 0.00%, 11/15/30	6,850	3,673,176
Triborough Bridge and Tunnel Authority, NY, 0.00%, 11/15/31	6,845	3,498,753
Triborough Bridge and Tunnel Authority, NY, 0.00%, 11/15/32	49,115	24,143,461
Triborough Bridge and Tunnel Authority, NY, 5.25%, 11/15/34(2)	38,980	46,821,996

		$1,177,086,590

Water and Sewer — 3.1%
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	$10,330	$11,066,632
Detroit, MI, Sewage Disposal System, 5.25%, 7/1/39	17,215	18,456,374
Metropolitan St. Louis, MO, Sewer District, 5.00%, 5/1/42	9,000	10,535,400
Metropolitan Water District of Southern California, 5.00%, 7/1/37(2)	34,800	40,037,400
New York, NY, Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(2)(4)	42,030	50,842,430
San Antonio, TX, Water System, 4.00%, 5/15/28	27,050	30,220,801

		$161,159,037

Total Tax-Exempt Municipal Securities — 108.1% (identified cost $5,134,465,648)		$5,622,216,855

22	See Notes to Financial Statements.

Eaton Vance

National Municipal Income Fund

September 30, 2012

Portfolio of Investments — continued

Taxable Municipal Securities — 5.4%

Security	Principal Amount (000’s omitted)	Value

Electric Utilities — 1.5%
Municipal Electric Authority of Georgia, 6.655%, 4/1/57(11)	$67,770	$78,977,125

		$78,977,125

General Obligations — 3.0%
California, 7.30%, 10/1/39(11)	$14,685	$19,633,404
California, 7.35%, 11/1/39(11)	4,595	6,230,223
California, 7.50%, 4/1/34(11)	39,990	53,523,016
California, 7.70%, 11/1/30(11)	5,750	7,069,395
California, 7.95%, 3/1/36(11)	46,495	55,917,212
Detroit, MI, School District, 7.747%, 5/1/39(11)	11,475	14,653,460

		$157,026,710

Lease Revenue / Certificates of Participation — 0.1%
New Jersey Transportation Trust Fund Authority, 6.104%, 12/15/28(11)	$5,350	$6,233,285

		$6,233,285

Transportation — 0.8%
Port Authority of New York and New Jersey, 4.458%, 10/1/62(3)	$40,000	$40,050,840

		$40,050,840

Total Taxable Municipal Securities — 5.4% (identified cost $275,737,242)		$282,287,960

Total Investments — 113.5% (identified cost $5,410,202,890)		$5,904,504,815

Other Assets, Less Liabilities — (13.5)%		$(702,115,019)

Net Assets — 100.0%		$5,202,389,796

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.
PSF	–	Permanent School Fund
XLCA	–	XL Capital Assurance, Inc.

At September 30, 2012, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

New York	20.7%
Texas	18.4%
California	17.0%
Florida	10.7%
Others, representing less than 10% individually	46.7%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2012, 19.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from less than 0.1% to 6.7% of total investments.

(1)	Defaulted bond.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(3)	When-issued security.

(4)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $85,925,511.

(5)	Amount is less than 0.05%.

(6)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2012, the aggregate value of these securities is $52,236,904 or 1.0% of the Fund’s net assets.

(7)

Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $27,760,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(8)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at September 30, 2012.

(9)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(10)	Security is in default and making only partial interest payments.

(11)

Build America Bond. Represents taxable municipal obligation issued pursuant to the America Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

23	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2012

Statements of Assets and Liabilities

	September 30, 2012
Assets	AMT-Free Fund	National Fund
Investments —
Identified cost	$462,907,667	$5,410,202,890
Unrealized appreciation	65,569,423	494,301,925
Investments, at value	$528,477,090	$5,904,504,815
Cash	$6,448,161	$52,278
Restricted cash*	1,000,000	34,150,000
Interest receivable	6,027,172	70,716,757
Receivable for investments sold	5,583,480	83,906,200
Receivable for Fund shares sold	373,437	14,307,893
Receivable for variation margin on open financial futures contracts	27,828	1,375,001
Total assets	$547,937,168	$6,109,012,944
Liabilities
Payable for floating rate notes issued	$66,350,000	$733,713,000
Demand note payable	—	19,200,000
Payable for investments purchased	917,411	40,142,359
Payable for when-issued securities	4,488,083	89,181,571
Payable for Fund shares redeemed	777,214	15,131,922
Distributions payable	325,288	4,034,167
Payable to affiliates:
Investment adviser fee	173,504	1,367,211
Distribution and service fees	104,710	1,489,537
Interest expense and fees payable	126,597	1,630,919
Accrued expenses	152,443	732,462
Total liabilities	$73,415,250	$906,623,148
Net Assets	$474,521,918	$5,202,389,796
Sources of Net Assets
Paid-in capital	$550,351,752	$5,941,379,098
Accumulated net realized loss	(142,684,801)	(1,246,871,756)
Accumulated undistributed net investment income	1,465,933	9,561,591
Net unrealized appreciation	65,389,034	498,320,863
Net Assets	$474,521,918	$5,202,389,796
Class A Shares
Net Assets	$293,544,233	$2,975,655,402
Shares Outstanding	30,582,094	291,778,815
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.60	$10.20
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.08	$10.71
Class B Shares
Net Assets	$5,236,424	$103,613,064
Shares Outstanding	549,131	10,160,908
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.54	$10.20
Class C Shares
Net Assets	$50,099,397	$980,798,819
Shares Outstanding	5,248,651	96,174,036
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.55	$10.20
Class I Shares
Net Assets	$125,641,864	$1,142,322,511
Shares Outstanding	11,984,583	111,985,638
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.48	$10.20

On	sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

24	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2012

Statements of Operations

	AMT-Free Fund		National Fund
Investment Income	Nine Months Ended September 30, 2012	Year Ended December 31, 2011	Year Ended September 30, 2012
Interest	$18,457,490	$28,398,243	$274,253,272
Total investment income	$18,457,490	$28,398,243	$274,253,272

Expenses
Investment adviser fee	$1,607,833	$2,199,618	$16,308,924
Distribution and service fees
Class A	577,425	769,138	7,257,927
Class B	45,746	103,076	1,143,203
Class C	354,928	434,097	9,484,405
Trustees’ fees and expenses	15,382	13,817	68,000
Custodian fee	144,497	164,131	695,264
Transfer and dividend disbursing agent fees	120,933	161,881	1,929,771
Legal and accounting services	83,923	83,602	174,787
Printing and postage	31,221	36,384	226,505
Registration fees	52,409	78,689	162,621
Interest expense and fees	374,934	548,758	5,561,799
Miscellaneous	53,541	55,120	532,169
Total expenses	$3,462,772	$4,648,311	$43,545,375
Deduct —
Reduction of custodian fee	$3,668	$3,436	$17,992
Total expense reductions	$3,668	$3,436	$17,992

Net expenses	$3,459,104	$4,644,875	$43,527,383

Net investment income	$14,998,386	$23,753,368	$230,725,889

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$221,987	$(15,021,798)	$72,817,355
Financial futures contracts	(3,296,250)	(14,425,465)	(141,076,757)
Swap contracts	—	(3,087,183)	—
Net realized loss	$(3,074,263)	$(32,534,446)	$(68,259,402)
Change in unrealized appreciation (depreciation) —
Investments	$40,657,614	$59,063,870	$432,340,894
Financial futures contracts	714,360	(1,809,353)	51,429,690
Swap contracts	—	(119,000)	—
Net change in unrealized appreciation (depreciation)	$41,371,974	$57,135,517	$483,770,584

Net realized and unrealized gain	$38,297,711	$24,601,071	$415,511,182

Net increase in net assets from operations	$53,296,097	$48,354,439	$646,237,071

25	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2012

Statements of Changes in Net Assets

	AMT-Free Fund
	Nine Months Ended September 30, 2012	Year Ended December 31,
Increase (Decrease) in Net Assets		2011	2010
From operations —
Net investment income	$14,998,386	$23,753,368	$34,587,151
Net realized loss from investment transactions, financial futures contracts and swap contracts	(3,074,263)	(32,534,446)	(4,537,602)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	41,371,974	57,135,517	(31,057,212)
Net increase (decrease) in net assets from operations	$53,296,097	$48,354,439	$(1,007,663)
Distributions to shareholders —
From net investment income
Class A	$(9,761,483)	$(15,483,695)	$(20,920,638)
Class B	(159,199)	(442,545)	(699,775)
Class C	(1,230,918)	(1,854,364)	(2,294,569)
Class I	(3,784,410)	(5,281,700)	(10,156,859)
Total distributions to shareholders	$(14,936,010)	$(23,062,304)	$(34,071,841)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$33,880,654	$55,633,479	$52,480,445
Class B	336,450	461,154	723,725
Class C	6,047,372	5,655,512	12,209,266
Class I	28,626,835	22,704,897	61,031,196
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	8,299,346	11,657,848	15,047,359
Class B	113,410	276,699	415,686
Class C	848,908	1,193,795	1,364,425
Class I	2,657,036	3,252,773	3,517,187
Cost of shares redeemed
Class A	(75,808,231)	(135,424,615)	(168,326,763)
Class B	(873,347)	(2,297,151)	(4,239,608)
Class C	(4,514,089)	(15,750,550)	(16,931,280)
Class I	(16,414,791)	(59,257,421)	(118,832,090)
Net asset value of shares exchanged
Class A	2,669,709	4,269,162	2,359,646
Class B	(2,669,709)	(4,269,162)	(2,359,646)
Net decrease in net assets from Fund share transactions	$(16,800,447)	$(111,893,580)	$(161,540,452)

Net increase (decrease) in net assets	$21,559,640	$(86,601,445)	$(196,619,956)

Net Assets
At beginning of period	$452,962,278	$539,563,723	$736,183,679
At end of period	$474,521,918	$452,962,278	$539,563,723

Accumulated undistributed net investment income included in net assets
At end of period	$1,465,933	$1,465,250	$1,465,930

26	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2012

Statements of Changes in Net Assets — continued

	National Fund
	Year Ended September 30,
Increase (Decrease) in Net Assets	2012	2011
From operations —
Net investment income	$230,725,889	$283,224,498
Net realized loss from investment transactions and financial futures contracts	(68,259,402)	(293,243,190)
Net change in unrealized appreciation (depreciation) from investments and financial futures contracts	483,770,584	(144,121,920)
Net increase (decrease) in net assets from operations	$646,237,071	$(154,140,612)
Distributions to shareholders —
From net investment income
Class A	$(142,373,836)	$(177,475,542)
Class B	(4,767,756)	(6,661,777)
Class C	(39,387,478)	(50,477,322)
Class I	(45,196,462)	(38,012,065)
Total distributions to shareholders	$(231,725,532)	$(272,626,706)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$317,496,688	$305,947,887
Class B	1,973,451	5,916,584
Class C	107,685,560	102,020,733
Class I	538,748,264	623,865,442
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	110,453,071	116,299,417
Class B	3,612,439	3,976,312
Class C	26,941,458	29,178,939
Class I	36,133,409	26,583,229
Cost of shares redeemed
Class A	(587,169,042)	(1,435,135,445)
Class B	(19,698,921)	(36,854,333)
Class C	(167,582,529)	(406,844,462)
Class I	(305,377,746)	(363,327,373)
Issued in connection with tax-free reorganizations (See Note 12)
Class A	—	206,613,331
Class B	—	11,795,254
Class C	—	25,397,666
Class I	—	342,574
Net asset value of shares exchanged
Class A	14,370,975	10,854,791
Class B	(14,370,975)	(10,854,791)
Net increase (decrease) in net assets from Fund share transactions	$63,216,102	$(784,224,245)

Net increase (decrease) in net assets	$477,727,641	$(1,210,991,563)

Net Assets
At beginning of year	$4,724,662,155	$5,935,653,718
At end of year	$5,202,389,796	$4,724,662,155

Accumulated undistributed net investment income included in net assets
At end of year	$9,561,591	$10,394,407

27	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2012

Statements of Cash Flows

	AMT-Free Fund		National Fund
Cash Flows From Operating Activities	Nine Months Ended September 30, 2012	Year Ended December 31, 2011	Year Ended September 30, 2012
Net increase in net assets from operations	$53,296,097	$48,354,439	$646,237,071
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Investments purchased	(131,091,331)	(103,928,321)	(3,195,827,774)
Investments sold	142,180,630	292,320,555	3,189,440,697
Net amortization/accretion of premium (discount)	(2,037,136)	(4,250,593)	(36,270,442)
Increase in restricted cash	(1,000,000)	—	(34,150,000)
Decrease (increase) in interest receivable	(222,634)	2,455,161	(551,056)
Increase in receivable for variation margin on open financial futures contracts	(27,828)	—	(1,375,001)
Decrease in receivable for open swap contracts	—	119,000	—
Decrease in payable for variation margin on open financial futures contracts	(148,281)	(84,594)	(3,734,374)
Decrease in payable to affiliate for investment adviser fee	(2,236)	(62,386)	(6,048)
Increase (decrease) in payable to affiliate for distribution and service fees	(1,716)	(24,925)	48,193
Decrease in payable to affiliate for Trustees’ fees	(3,715)	(2,692)	—
Increase (decrease) in interest expense and fees payable	13,540	(93,903)	60,875
Decrease in accrued expenses	(6,876)	(70,216)	(10,650)
Net change in unrealized (appreciation) depreciation from investments	(40,657,614)	(59,063,870)	(432,340,894)
Net realized (gain) loss from investments	(221,987)	15,021,798	(72,817,355)
Net cash provided by operating activities	$20,068,913	$190,689,453	$58,703,242

Cash Flows From Financing Activities
Proceeds from Fund shares sold	$68,909,796	$85,084,271	$960,878,618
Fund shares redeemed	(98,913,788)	(216,079,203)	(1,080,816,921)
Distributions paid, net of reinvestments	(3,084,256)	(7,239,462)	(55,746,254)
Proceeds from secured borrowings	11,010,000	17,100,000	116,595,000
Repayment of secured borrowings	(5,505,000)	(48,875,000)	(58,920,000)
Increase (decrease) in demand note payable	—	(7,000,000)	19,200,000
Net cash used in financing activities	$(27,583,248)	$(177,009,394)	$(98,809,557)

Net increase (decrease) in cash	$(7,514,335)	$13,680,059	$(40,106,315)

Cash at beginning of period	$13,962,496	$282,437	$40,158,593

Cash at end of period	$6,448,161	$13,962,496	$52,278

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of:
Reinvestment of dividends and distributions	$11,918,700	$16,381,115	$177,140,377
Cash paid for interest and fees	361,394	642,661	5,500,924

28	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2012

Financial Highlights

	AMT-Free Fund — Class A
	Nine Months Ended September 30, 2012(1)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net asset value — Beginning of period	$8.840		$8.320	$8.800	$7.030	$9.590	$10.160

Income (Loss) From Operations
Net investment income(2)	$0.296		$0.437	$0.436	$0.429	$0.421	$0.409
Net realized and unrealized gain (loss)	0.758		0.505	(0.487)	1.763	(2.569)	(0.573)

Total income (loss) from operations	$1.054		$0.942	$(0.051)	$2.192	$(2.148)	$(0.164)

Less Distributions
From net investment income	$(0.294)		$(0.422)	$(0.429)	$(0.422)	$(0.412)	$(0.406)

Total distributions	$(0.294)		$(0.422)	$(0.429)	$(0.422)	$(0.412)	$(0.406)

Net asset value — End of period	$9.600		$8.840	$8.320	$8.800	$7.030	$9.590

Total Return(3)	12.06	%(4)	11.68%	(0.79)%	31.71%	(23.07)%	(1.66)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$293,544		$299,566	$345,914	$464,221	$454,906	$623,368
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.84	%(5)	0.85%	0.83%	0.84%	0.81%	0.78	%(6)
Interest and fee expense(7)	0.11	%(5)	0.12%	0.13%	0.11%	0.32%	0.31%
Total expenses before custodian fee reduction	0.95	%(5)	0.97%	0.96%	0.95%	1.13%	1.09	%(6)
Expenses after custodian fee reduction excluding interest and fees	0.84	%(5)	0.85%	0.83%	0.84%	0.80%	0.75	%(6)
Net investment income	4.24	%(5)	5.19%	4.90%	5.20%	4.80%	4.15%
Portfolio Turnover	26	%(4)	20%	15%	46%	73%	64%

(1)	The Fund changed its fiscal year-end from December 31 to September 30.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended December 31, 2007).

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

29	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2012

Financial Highlights — continued

	AMT-Free Fund — Class B
	Nine Months Ended September 30, 2012(1)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net asset value — Beginning of period	$8.780		$8.270	$8.740	$6.980	$9.530	$10.100

Income (Loss) From Operations
Net investment income(2)	$0.242		$0.372	$0.368	$0.365	$0.353	$0.335
Net realized and unrealized gain (loss)	0.758		0.495	(0.477)	1.755	(2.562)	(0.577)

Total income (loss) from operations	$1.000		$0.867	$(0.109)	$2.120	$(2.209)	$(0.242)

Less Distributions
From net investment income	$(0.240)		$(0.357)	$(0.361)	$(0.360)	$(0.341)	$(0.328)

Total distributions	$(0.240)		$(0.357)	$(0.361)	$(0.360)	$(0.341)	$(0.328)

Net asset value — End of period	$9.540		$8.780	$8.270	$8.740	$6.980	$9.530

Total Return(3)	11.50	%(4)	10.76%	(1.43)%	30.80%	(23.75)%	(2.44)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$5,236		$7,771	$13,078	$19,252	$21,293	$37,610
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.59	%(5)	1.61%	1.58%	1.59%	1.56%	1.53	%(6)
Interest and fee expense(7)	0.11	%(5)	0.12%	0.13%	0.11%	0.32%	0.31%
Total expenses before custodian fee reduction	1.70	%(5)	1.73%	1.71%	1.70%	1.88%	1.84	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.59	%(5)	1.61%	1.58%	1.59%	1.55%	1.50	%(6)
Net investment income	3.50	%(5)	4.46%	4.16%	4.47%	4.02%	3.41%
Portfolio Turnover	26	%(4)	20%	15%	46%	73%	64%

(1)	The Fund changed its fiscal year-end from December 31 to September 30.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended December 31, 2007).

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

30	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2012

Financial Highlights — continued

	AMT-Free Fund — Class C
	Nine Months Ended September 30, 2012(1)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net asset value — Beginning of period	$8.790		$8.280	$8.750	$6.990	$9.540	$10.100

Income (Loss) From Operations
Net investment income(2)	$0.242		$0.371	$0.367	$0.365	$0.352	$0.333
Net realized and unrealized gain (loss)	0.758		0.496	(0.475)	1.755	(2.561)	(0.565)

Total income (loss) from operations	$1.000		$0.867	$(0.108)	$2.120	$(2.209)	$(0.232)

Less Distributions
From net investment income	$(0.240)		$(0.357)	$(0.362)	$(0.360)	$(0.341)	$(0.328)

Total distributions	$(0.240)		$(0.357)	$(0.362)	$(0.360)	$(0.341)	$(0.328)

Net asset value — End of period	$9.550		$8.790	$8.280	$8.750	$6.990	$9.540

Total Return(3)	11.49	%(4)	10.76%	(1.42)%	30.76%	(23.73)%	(2.34)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$50,099		$43,863	$50,369	$56,641	$47,494	$49,953
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.59	%(5)	1.61%	1.57%	1.59%	1.56%	1.52	%(6)
Interest and fee expense(7)	0.11	%(5)	0.12%	0.13%	0.11%	0.32%	0.31%
Total expenses before custodian fee reduction	1.70	%(5)	1.73%	1.70%	1.70%	1.88%	1.83	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.59	%(5)	1.61%	1.57%	1.59%	1.55%	1.49	%(6)
Net investment income	3.48	%(5)	4.42%	4.14%	4.44%	4.06%	3.41%
Portfolio Turnover	26	%(4)	20%	15%	46%	73%	64%

(1)	The Fund changed its fiscal year-end from December 31 to September 30.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended December 31, 2007).

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

31	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2012

Financial Highlights — continued

	AMT-Free Fund — Class I
	Nine Months Ended September 30, 2012(1)		Year Ended December 31,
			2011	2010	2009	2008	2007
Net asset value — Beginning of period	$9.660		$9.090	$9.610	$7.670	$10.480	$11.100

Income (Loss) From Operations
Net investment income(2)	$0.341		$0.500	$0.500	$0.491	$0.484	$0.474
Net realized and unrealized gain (loss)	0.819		0.554	(0.528)	1.932	(2.817)	(0.623)

Total income (loss) from operations	$1.160		$1.054	$(0.028)	$2.423	$(2.333)	$(0.149)

Less Distributions
From net investment income	$(0.340)		$(0.484)	$(0.492)	$(0.483)	$(0.477)	$(0.471)

Total distributions	$(0.340)		$(0.484)	$(0.492)	$(0.483)	$(0.477)	$(0.471)

Net asset value — End of period	$10.480		$9.660	$9.090	$9.610	$7.670	$10.480

Total Return(3)	12.27	%(4)	11.87%	(0.50)%	31.98%	(22.88)%	(1.38)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$125,642		$101,762	$130,202	$196,069	$123,810	$215,985
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.59	%(5)	0.60%	0.57%	0.59%	0.56%	0.53	%(6)
Interest and fee expense(7)	0.11	%(5)	0.12%	0.13%	0.11%	0.32%	0.31%
Total expenses before custodian fee reduction	0.70	%(5)	0.72%	0.70%	0.70%	0.88%	0.84	%(6)
Expenses after custodian fee reduction excluding interest and fees	0.59	%(5)	0.60%	0.57%	0.59%	0.55%	0.50	%(6)
Net investment income	4.48	%(5)	5.42%	5.14%	5.43%	5.02%	4.41%
Portfolio Turnover	26	%(4)	20%	15%	46%	73%	64%

(1)	The Fund changed its fiscal year-end from December 31 to September 30.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.005% of average daily net assets for the year ended December 31, 2007).

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

32	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2012

Financial Highlights — continued

	National Fund — Class A
	Year Ended September 30,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$9.360	$10.020	$10.040	$9.060	$11.490

Income (Loss) From Operations
Net investment income(1)	$0.477	$0.549	$0.527	$0.527	$0.533
Net realized and unrealized gain (loss)	0.842	(0.682)	(0.022)	0.984	(2.431)

Total income (loss) from operations	$1.319	$(0.133)	$0.505	$1.511	$(1.898)

Less Distributions
From net investment income	$(0.479)	$(0.527)	$(0.525)	$(0.531)	$(0.532)

Total distributions	$(0.479)	$(0.527)	$(0.525)	$(0.531)	$(0.532)

Net asset value — End of year	$10.200	$9.360	$10.020	$10.040	$9.060

Total Return(2)	14.42%	(1.00)%	5.36%	17.97%	(17.03)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$2,975,655	$2,872,630	$3,971,060	$4,811,295	$3,987,956
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.67%	0.69%	0.67%	0.70%	0.64%
Interest and fee expense(3)	0.11%	0.13%	0.13%	0.23%	0.46%
Total expenses before custodian fee reduction	0.78%	0.82%	0.80%	0.93%	1.10%
Expenses after custodian fee reduction excluding interest and fees	0.67%	0.69%	0.67%	0.70%	0.63%
Net investment income	4.88%	6.04%	5.45%	6.22%	5.00%
Portfolio Turnover	59%	18%	20%	46%	64%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

33	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2012

Financial Highlights — continued

	National Fund — Class B
	Year Ended September 30,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$9.360	$10.020	$10.050	$9.060	$11.490

Income (Loss) From Operations
Net investment income(1)	$0.405	$0.480	$0.455	$0.464	$0.454
Net realized and unrealized gain (loss)	0.840	(0.681)	(0.029)	0.992	(2.435)

Total income (loss) from operations	$1.245	$(0.201)	$0.426	$1.456	$(1.981)

Less Distributions
From net investment income	$(0.405)	$(0.459)	$(0.456)	$(0.466)	$(0.449)

Total distributions	$(0.405)	$(0.459)	$(0.456)	$(0.466)	$(0.449)

Net asset value — End of year	$10.200	$9.360	$10.020	$10.050	$9.060

Total Return(2)	13.57%	(1.73)%	4.51%	17.18%	(17.69)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$103,613	$122,288	$160,946	$179,657	$138,052
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.42%	1.44%	1.42%	1.45%	1.39%
Interest and fee expense(3)	0.11%	0.13%	0.13%	0.23%	0.46%
Total expenses before custodian fee reduction	1.53%	1.57%	1.55%	1.68%	1.85%
Expenses after custodian fee reduction excluding interest and fees	1.42%	1.44%	1.42%	1.45%	1.38%
Net investment income	4.15%	5.29%	4.70%	5.48%	4.25%
Portfolio Turnover	59%	18%	20%	46%	64%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

34	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2012

Financial Highlights — continued

	National Fund — Class C
	Year Ended September 30,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$9.360	$10.020	$10.050	$9.060	$11.490

Income (Loss) From Operations
Net investment income(1)	$0.404	$0.481	$0.455	$0.464	$0.453
Net realized and unrealized gain (loss)	0.841	(0.682)	(0.029)	0.992	(2.434)

Total income (loss) from operations	$1.245	$(0.201)	$0.426	$1.456	$(1.981)

Less Distributions
From net investment income	$(0.405)	$(0.459)	$(0.456)	$(0.466)	$(0.449)

Total distributions	$(0.405)	$(0.459)	$(0.456)	$(0.466)	$(0.449)

Net asset value — End of year	$10.200	$9.360	$10.020	$10.050	$9.060

Total Return(2)	13.58%	(1.74)%	4.51%	17.18%	(17.69)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$980,799	$932,773	$1,281,278	$1,367,785	$1,143,256
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.42%	1.44%	1.42%	1.45%	1.39%
Interest and fee expense(3)	0.11%	0.13%	0.13%	0.23%	0.46%
Total expenses before custodian fee reduction	1.53%	1.57%	1.55%	1.68%	1.85%
Expenses after custodian fee reduction excluding interest and fees	1.42%	1.44%	1.42%	1.45%	1.38%
Net investment income	4.13%	5.29%	4.70%	5.46%	4.25%
Portfolio Turnover	59%	18%	20%	46%	64%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

35	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2012

Financial Highlights — continued

	National Fund — Class I
	Year Ended September 30,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$9.360	$10.020	$10.040	$9.060	$11.490

Income (Loss) From Operations
Net investment income(1)	$0.499	$0.565	$0.552	$0.550	$0.559
Net realized and unrealized gain (loss)	0.844	(0.675)	(0.024)	0.983	(2.429)

Total income (loss) from operations	$1.343	$(0.110)	$0.528	$1.533	$(1.870)

Less Distributions
From net investment income	$(0.503)	$(0.550)	$(0.548)	$(0.553)	$(0.560)

Total distributions	$(0.503)	$(0.550)	$(0.548)	$(0.553)	$(0.560)

Net asset value — End of year	$10.200	$9.360	$10.020	$10.040	$9.060

Total Return(2)	14.71%	(0.75)%	5.61%	18.28%	(16.81)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$1,142,323	$796,970	$522,370	$217,630	$144,692
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.42%	0.43%	0.42%	0.44%	0.40%
Interest and fee expense(3)	0.11%	0.13%	0.13%	0.23%	0.46%
Total expenses before custodian fee reduction	0.53%	0.56%	0.55%	0.67%	0.86%
Expenses after custodian fee reduction excluding interest and fees	0.42%	0.43%	0.42%	0.44%	0.39%
Net investment income	5.09%	6.23%	5.70%	6.47%	5.26%
Portfolio Turnover	59%	18%	20%	46%	64%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2012

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance AMT-Free Municipal Income Fund (AMT-Free Fund) and Eaton Vance National Municipal Income Fund (National Fund) (each individually referred to as the Fund, and collectively, the Funds) are a diversified series of Eaton Vance Mutual Funds Trust and Eaton Vance Municipals Trust, respectively (collectively, the Trusts). The Trusts are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies. The Funds seek to provide current income exempt from regular federal income tax. The Funds offer four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. For National Fund, the portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At September 30, 2012, the Funds, for federal income tax purposes, had capital loss carryforwards and current year deferred capital losses which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The current year deferred capital losses are treated as arising on the first day of the Funds’ next taxable year and are

37

Eaton Vance

Municipal Income Funds

September 30, 2012

Notes to Financial Statements — continued

treated as realized prior to the utilization of the capital loss carryforward. The amounts and expiration dates of the capital loss carryforwards and the amounts of the current year deferred capital losses are as follows:

Expiration Date	AMT-Free Fund	National Fund

September 30, 2013	$1,429,405	$2,604,551
September 30, 2014	—	390,519
September 30, 2015	12,777,842	1,392,026
September 30, 2016	23,678,685	52,850,319
September 30, 2017	55,876,213	9,883,906
September 30, 2018	10,549,691	792,861,604
September 30, 2019	—	56,374,590

Total capital loss carryforward	$104,311,836	$916,357,515

Current year deferred capital losses	$38,745,826	$364,347,602

Included in the amounts above for National Fund is a capital loss carryforward of $18,487,169 as a result of reorganizations on November 5, 2010 and September 23, 2011 (see Note 12). Utilization of this capital loss carryforward may be limited in accordance with certain income tax regulations.

As of September 30, 2012, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D  Expenses — The majority of expenses of the Trusts are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under each Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as a Trust) could be deemed to have personal liability for the obligations of the Trust. However, each Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating

38

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Municipal Income Funds

September 30, 2012

Notes to Financial Statements — continued

rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 11) at September 30, 2012. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At September 30, 2012, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	AMT-Free Fund	National Fund

Floating Rate Notes Outstanding	$66,350,000	$733,713,000
Interest Rate or Range of Interest Rates (%)	0.18 - 0.25	0.19 - 0.38
Collateral for Floating Rate Notes Outstanding	$108,422,877	$1,137,321,437

The Funds’ average Floating Rate Notes outstanding and the average annual interest rate including fees were as follows:

	AMT-Free Fund		National Fund
	Nine Months Ended September 30, 2012	Year Ended December 31, 2011	Year Ended September 30, 2012

Average Floating Rate Notes Outstanding	$65,285,164	$69,175,699	$710,290,623
Average Interest Rate	0.77%	0.79%	0.78%

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of September 30, 2012.

The Funds may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J  Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest

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Municipal Income Funds

September 30, 2012

Notes to Financial Statements — continued

on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

2  Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the nine months ended September 30, 2012 and the years ended December 31, 2011 and December 31, 2010 for AMT-Free Fund was as follows:

	Nine Months Ended September 30, 2012	Year Ended December 31,
		2011	2010

Distributions declared from:
Tax-exempt income	$14,879,965	$23,022,757	$33,984,168
Ordinary income	$56,045	$39,547	$87,673

The tax character of distributions declared for the years ended September 30, 2012 and September 30, 2011 for National Fund was as follows:

	Year Ended September 30,
	2012	2011

Distributions declared from:
Tax-exempt income	$225,587,022	$271,004,962
Ordinary income	$6,138,510	$1,621,744

During the nine months ended September 30, 2012 for AMT-Free Fund and the year ended September 30, 2012 for National Fund, the following amounts were reclassified due to expired capital loss carryfowards and differences between book and tax accounting, primarily for accretion of market discount.

	AMT-Free Fund	National Fund

Change in:
Paid-in capital	$(4,273,717)	$(4,550,028)
Accumulated net realized loss	$4,335,410	$4,383,201
Accumulated undistributed net investment income	$(61,693)	$166,827

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

40

Eaton Vance

Municipal Income Funds

September 30, 2012

Notes to Financial Statements — continued

As of September 30, 2012, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

	AMT-Free Fund	National Fund

Undistributed tax-exempt income	$1,791,221	$14,349,589
Capital loss carryforward and deferred capital losses	$(143,057,662)	$(1,280,705,117)
Net unrealized appreciation	$65,761,895	$531,400,393
Other temporary differences	$(325,288)	$(4,034,167)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to wash sales, residual interest bonds, futures contracts, accretion of market discount, defaulted bond interest, expenditures on defaulted bonds and the timing of recognizing distributions to shareholders.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) for AMT-Free Fund and Boston Management and Research (BMR), a subsidiary of EVM, for National Fund as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $500 million	0.300%	3.00%
$500 million up to $1billion	0.275	2.75
$1 billion up to $1.5 billion	0.250	2.50
$1.5 billion up to $2 billion	0.225	2.25
$2 billion up to $3 billion	0.200	2.00
$3 billion and over	0.175	1.75

The investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	AMT-Free Fund		National Fund
	Nine Months Ended September 30, 2012	Year Ended December 31, 2011	Year Ended September 30, 2012

Investment Adviser Fee	$1,607,833	$2,199,618	$16,308,924
Effective Annual Rate	0.45%	0.48%	0.34%

EVM serves as administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM and Class A sales charges that the Funds were informed were received by EVD were as follows:

	AMT-Free Fund		National Fund
	Nine Months Ended September 30, 2012	Year Ended December 31, 2011	Year Ended September 30, 2012

EVM’s Sub-Transfer Agent Fees	$5,224	$8,508	$75,023
EVD’s Class A Sales Charges	$28,164	$16,700	$552,669

41

Eaton Vance

Municipal Income Funds

September 30, 2012

Notes to Financial Statements — continued

Officers and Trustees of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment advisers may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the nine months ended September 30, 2012 for AMT-Free Fund and the year ended September 30, 2012 for National Fund, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for Class A shares amounted to the following:

	AMT-Free Fund		National Fund
	Nine Months Ended September 30, 2012	Year Ended December 31, 2011	Year Ended September 30, 2012

Class A Distribution and Service Fees	$577,425	$769,138	$7,257,927

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by each Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. The Funds paid or accrued to EVD the following distribution fees, representing 0.75% (annualized) of the average daily net assets of each Fund’s Class B and Class C shares:

	AMT-Free Fund		National Fund
	Nine Months Ended September 30, 2012	Year Ended December 31, 2011	Year Ended September 30, 2012

Class B Distribution Fees	$34,309	$77,307	$857,402
Class C Distribution Fees	$266,196	$325,573	$7,113,304

At September 30, 2012, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately as follows:

	ATM-Free Fund	National Fund

Class B	$561,000	$7,557,000
Class C	$3,931,000	$159,217,000

Pursuant to the Class B and Class C Plans, each Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are

42

Eaton Vance

Municipal Income Funds

September 30, 2012

Notes to Financial Statements — continued

not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued amounted to the following:

	AMT-Free Fund		National Fund
	Nine Months Ended September 30, 2012	Year Ended December 31, 2011	Year Ended September 30, 2012

Class B Service Fees	$11,437	$25,769	$285,801
Class C Service Fees	$88,732	$108,524	$2,371,101

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to each Fund. The Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	AMT-Free Fund		National Fund
	Nine Months Ended September 30, 2012	Year Ended December 31, 2011	Year Ended September 30, 2012

Class A	$27,000	$12,000	$38,000
Class B	$6,000	$13,000	$136,000
Class C	$2,000	$5,000	$46,000

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the nine months ended September 30, 2012 for AMT-Free Fund and for the year ended September 30, 2012 for National Fund were as follows:

	AMT-Free Fund	National Fund

Purchases	$134,440,998	$3,252,712,414
Sales	$147,524,355	$3,249,173,894

43

Eaton Vance

Municipal Income Funds

September 30, 2012

Notes to Financial Statements — continued

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

AMT-Free Fund
	Nine Months Ended September 30, 2012	Year Ended December 31,
Class A		2011	2010
Sales	3,629,796	6,686,640	5,975,975
Issued to shareholders electing to receive payments of distributions in Fund shares	887,574	1,380,238	1,693,755
Redemptions	(8,112,300)	(16,233,014)	(19,140,061)
Exchange from Class B shares	288,058	503,584	266,385

Net decrease	(3,306,872)	(7,662,552)	(11,203,946)
	Nine Months Ended September 30, 2012	Year Ended December 31,
Class B		2011	2010
Sales	36,623	54,142	81,435
Issued to shareholders electing to receive payments of distributions in Fund shares	12,216	33,023	47,092
Redemptions	(94,870)	(276,880)	(481,142)
Exchange to Class A shares	(289,671)	(506,469)	(268,011)

Net decrease	(335,702)	(696,184)	(620,626)
	Nine Months Ended September 30, 2012	Year Ended December 31,
Class C		2011	2010
Sales	654,771	667,393	1,386,969
Issued to shareholders electing to receive payments of distributions in Fund shares	91,222	142,188	154,501
Redemptions	(487,033)	(1,903,690)	(1,928,886)

Net increase (decrease)	258,960	(1,094,109)	(387,416)
	Nine Months Ended September 30, 2012	Year Ended December 31,
Class I		2011	2010
Sales	2,797,000	2,470,334	6,261,763
Issued to shareholders electing to receive payments of distributions in Fund shares	259,889	352,435	362,666
Redemptions	(1,611,882)	(6,601,329)	(12,704,378)

Net increase (decrease)	1,445,007	(3,778,560)	(6,079,949)

44

Eaton Vance

Municipal Income Funds

September 30, 2012

Notes to Financial Statements — continued

National Fund
	Year Ended September 30,
Class A	2012	2011

Sales	32,466,746	33,822,944
Issued to shareholders electing to receive payments of distributions in Fund shares	11,281,344	12,833,910
Redemptions	(60,345,084)	(158,725,437)
Issued in connection with tax-free reorganizations (see Note 12)	—	21,314,183
Exchange from Class B shares	1,455,731	1,197,593

Net decrease	(15,141,263)	(89,556,807)

	Year Ended September 30,
Class B	2012	2011

Sales	207,352	647,309
Issued to shareholders electing to receive payments of distributions in Fund shares	369,639	439,277
Redemptions	(2,027,550)	(4,102,302)
Issued in connection with tax-free reorganizations (see Note 12)	—	1,210,866
Exchange to Class A shares	(1,455,864)	(1,196,948)

Net decrease	(2,906,423)	(3,001,798)

	Year Ended September 30,
Class C	2012	2011

Sales	10,979,045	11,176,046
Issued to shareholders electing to receive payments of distributions in Fund shares	2,752,860	3,220,879
Redemptions	(17,219,521)	(45,266,710)
Issued in connection with tax-free reorganizations (see Note 12)	—	2,605,759

Net decrease	(3,487,616)	(28,264,026)

	Year Ended September 30,
Class I	2012	2011

Sales	54,466,388	70,162,242
Issued to shareholders electing to receive payments of distributions in Fund shares	3,682,402	2,936,964
Redemptions	(31,293,652)	(40,151,940)
Issued in connection with tax-free reorganizations (see Note 12)	—	36,396

Net increase	26,855,138	32,983,662

45

Eaton Vance

Municipal Income Funds

September 30, 2012

Notes to Financial Statements — continued

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at September 30, 2012, as determined on a federal income tax basis, were as follows:

	AMT-Free Fund	National Fund

Aggregate cost	$396,365,195	$4,639,391,422

Gross unrealized appreciation	$71,560,214	$687,133,080
Gross unrealized depreciation	(5,798,319)	(155,732,687)

Net unrealized appreciation	$65,761,895	$531,400,393

9  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. At September 30, 2012, the National Fund had a balance outstanding pursuant to this line of credit of $19,200,000 at an interest rate of 1.14%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at September 30, 2012. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 11) at September 30, 2012. The Funds’ average borrowings or allocated fees during the nine months ended September 30, 2012 and year ended December 31, 2011 for AMT-Free Fund and the year ended September 30, 2012 for National Fund were not significant.

10  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at September 30, 2012 is as follows:

Futures Contracts
Fund	Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

AMT-Free	12/12	325 U.S. 10-Year Treasury Note	Short	$(43,135,538)	$(43,382,422)	$(246,884)
	12/12	182 U.S. 30-Year Treasury Bond	Short	(27,252,745)	(27,186,250)	66,495
National	12/12	11,000 U.S. 30-Year Treasury Bond	Short	$(1,647,143,938)	$(1,643,125,000)	$4,018,938

At September 30, 2012, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Funds purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates. During the year ended December 31, 2011, the AMT-Free Fund also entered into interest rate swap contracts to hedge against interest rate risk.

46

Eaton Vance

Municipal Income Funds

September 30, 2012

Notes to Financial Statements — continued

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at September 30, 2012 were as follows:

	AMT-Free Fund		National Fund

Asset Derivative:
Futures Contracts	$66,495	(1)	$4,018,938	(1)

Total	$66,495		$4,018,938

Liability Derivative:
Futures Contracts	$(246,884	)(1)	$—

Total	$(246,884)		$—

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk was as follows:

	AMT-Free Fund				National Fund
	Nine Months Ended September 30, 2012		Year Ended December 31, 2011		Year Ended September 30, 2012

Realized Gain (Loss) on Derivatives Recognized in Income	$(3,296,250	)(1)	$(17,512,648	)(1)	$(141,076,757	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$714,360	(2)	$(1,928,353	)(2)	$51,429,690	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Swap contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Swap contracts.

The average notional amounts of futures contracts and interest rate swaps outstanding, which are indicative of the volume of this derivative type, were approximately as follows:

	AMT-Free Fund		National Fund
	Nine Months Ended September 30, 2012	Year Ended December 31, 2011	Year Ended September 30, 2012

Average Notional Amount:
Futures Contracts	$50,700,000	$60,700,000	$1,123,077,000
Interest Rate Swaps	$—	$10,212,000	$—

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

47

Eaton Vance

Municipal Income Funds

September 30, 2012

Notes to Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2012, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

AMT-Free Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$528,477,090	$—	$528,477,090

Total Investments	$—	$528,477,090	$—	$528,477,090

Futures Contracts	$66,495	$—	$—	$66,495

Total	$66,495	$528,477,090	$—	$528,543,585

Liability Description

Futures Contracts	$(246,884)	$—	$—	$(246,884)

Total	$(246,884)	$—	$—	$(246,884)

National Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Municipal Securities	$—	$5,622,216,855	$—	$5,622,216,855
Taxable Municipal Securities	—	282,287,960	—	282,287,960

Total Investments	$—	$5,904,504,815	$—	$5,904,504,815

Futures Contracts	$4,018,938	$—	$—	$4,018,938

Total	$4,018,938	$5,904,504,815	$—	$5,908,523,753

The Funds held no investments or other financial instruments as of December 31, 2011 for AMT-Free Fund and September 30, 2011 for National Fund whose fair value was determined using Level 3 inputs. At September 30, 2012, there were no investments transferred between Level 1 and Level 2 during the nine months then ended for AMT-Free Fund and the year then ended for National Fund.

12  Reorganizations

As of the close of business on November 5, 2010, National Fund acquired the net assets of Eaton Vance Colorado Municipal Income Fund (Colorado Fund), Eaton Vance Kansas Municipal Income Fund (Kansas Fund), Eaton Vance Louisiana Municipal Income Fund (Louisiana Fund) and Eaton Vance Insured Municipal Income Fund (Insured Municipal Fund) pursuant to a plan of reorganization approved by the shareholders of Colorado Fund, Kansas Fund, Louisiana Fund and Insured Municipal Fund, respectively. The purpose of the transaction was to combine five funds managed by BMR with substantially similar investment objectives and policies. The acquisitions were accomplished by a tax-free exchange of shares of Class A, Class B and

48

Eaton Vance

Municipal Income Funds

September 30, 2012

Notes to Financial Statements — continued

Class C of National Fund for shares of Class A, Class B and Class C of Colorado Fund, Kansas Fund, Louisiana Fund and Insured Municipal Fund, respectively, each outstanding on November 5, 2010 as follows:

		Colorado Fund
	Shares of National Fund Issued	Shares Exchanged	Net Assets

Class A	3,247,499	3,558,048	$31,976,171
Class B	94,115	94,725	926,689
Class C	37,987	38,180	374,031

Total			$33,276,891

		Kansas Fund
	Shares of National Fund Issued	Shares Exchanged	Net Assets

Class A	2,596,155	2,627,740	$25,562,779
Class B	158,464	161,804	1,560,296
Class C	491,031	500,782	4,834,892

Total			$31,957,967

		Louisiana Fund
	Shares of National Fund Issued	Shares Exchanged	Net Assets

Class A	3,349,857	3,470,731	$32,984,036
Class B	125,510	123,006	1,235,824
Class C	186,853	182,877	1,839,824

Total			$36,059,684

		Insured Municipal Fund
	Shares of National Fund Issued	Shares Exchanged	Net Assets

Class A	4,659,330	4,490,831	$45,877,629
Class B	541,464	527,252	5,331,476
Class C	1,294,834	1,260,396	12,749,455

Total			$63,958,560

The investment portfolios of Colorado Fund, Kansas Fund, Louisiana Fund and Insured Municipal Fund, with a fair value of $30,622,881, $31,607,779, $35,585,159 and $64,165,026, respectively, and identified cost of $29,839,329, $30,716,468, $34,256,112 and $59,929,201, respectively, were the principal assets acquired by National Fund. For financial reporting purposes, assets received and shares issued by National Fund were recorded at fair value; however, the identified cost of the investments received from Colorado Fund, Kansas Fund, Louisiana Fund and Insured Municipal Fund were carried forward to align ongoing reporting of National Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of National Fund immediately before the acquisition were $5,770,396,398. The net assets of Colorado Fund, Kansas Fund, Louisiana Fund and Insured Municipal Fund at that date of $33,276,891, $31,957,967, $36,059,684 and $63,958,560, respectively, including $3,085,526, $3,215,307, $2,499,092 and $4,257,813 of accumulated net realized losses, respectively, and $783,552, $891,311, $1,329,047 and $4,235,825 of unrealized appreciation, respectively, were combined with those of National Fund, resulting in combined net assets of $5,935,649,500.

49

Eaton Vance

Municipal Income Funds

September 30, 2012

Notes to Financial Statements — continued

As of the close of business on September 23, 2011, National Fund acquired the net assets of Eaton Vance Michigan Municipal Income Fund (Michigan Fund) and Eaton Vance Rhode Island Municipal Income Fund (Rhode Island Fund) pursuant to a plan of reorganization approved by the shareholders of Michigan Fund and Rhode Island Fund, respectively. The purpose of the transaction was to combine three funds managed by BMR with substantially similar investment objectives and policies. The acquisitions were accomplished by a tax-free exchange of shares of Class A, Class B, Class C and Class I of National Fund for shares of Class A, Class C and Class I of Michigan Fund and shares of Class A, Class B, Class C and Class I of Rhode Island Fund, each outstanding on September 23, 2011 as follows:

		Michigan Fund
	Shares of National Fund Issued	Shares Exchanged	Net Assets

Class A	4,220,837	4,499,004	$39,718,916
Class C	281,359	299,701	2,647,593
Class I	27,961	29,777	263,183

Total			$42,629,692

		Rhode Island Fund
	Shares of National Fund Issued	Shares Exchanged	Net Assets

Class A	3,240,505	3,458,368	$30,493,800
Class B	291,313	303,793	2,740,969
Class C	313,695	327,038	2,951,871
Class I	8,435	9,000	79,391

Total			$36,266,031

The investment portfolios of Michigan Fund and Rhode Island Fund, with a fair value of $42,947,891 and $37,055,797, respectively, and identified cost of $40,409,776 and $36,656,183, respectively, were the principal assets acquired by National Fund. For financial reporting purposes, assets received and shares issued by National Fund were recorded at fair value; however, the identified cost of the investments received from Michigan Fund and Rhode Island Fund were carried forward to align ongoing reporting of National Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The aggregate net assets of National Fund immediately before the acquisition were $4,679,605,758. The net assets of Michigan Fund and Rhode Island Fund at that date of $42,629,692 and $36,266,031, respectively, including $4,442,360 and $5,082,783 of accumulated net realized losses, respectively, and $2,538,115 and $399,614 of unrealized appreciation, respectively, were combined with those of National Fund, resulting in combined net assets of $4,758,501,481.

Assuming the acquisitions had been completed on October 1, 2010, the beginning of National Fund’s annual reporting period, National Fund’s pro forma results of operations for the year ended September 30, 2011 are as follows:

Net investment income	$287,781,436
Net realized loss	$(294,501,005)
Net decrease in net assets from operations	$(154,992,618)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it was not practicable to separate the amounts of revenue and earnings of Colorado Fund, Kansas Fund, Louisiana Fund and Insured Municipal Fund since November 5, 2010 and Michigan Fund and Rhode Island Fund since September 23, 2011, through the year ended September 30, 2011.

13  Fiscal Year-End Change

Effective August 7, 2012, the fiscal year-end of AMT-Free Fund was changed from December 31 to September 30.

50

Eaton Vance

Municipal Income Funds

September 30, 2012

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Mutual Funds Trust and Shareholders of Eaton Vance AMT-Free Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance AMT-Free Municipal Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Mutual Funds Trust), including the portfolio of investments, as of September 30, 2012, and the related statements of operations and cash flows for the nine month period ended September 30, 2012 and for the year ended December 31, 2011, the statements of changes in net assets for the nine month period ended September 30, 2012 and for the years ended December 31, 2011 and 2010, and the financial highlights for the nine month period ended September 30, 2012 and each of the five years in the period ended December 31, 2011. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance AMT-Free Municipal Income Fund as of September 30, 2012, the results of its operations and cash flows for the nine month period ended September 30, 2012 and for the year ended December 31, 2011, the changes in its net assets for the nine month period ended September 30, 2012 and for the years ended December 31, 2011 and 2010, and the financial highlights for the nine month period ended September 30, 2012 and each of the five years in the period ended December 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 19, 2012

51

Eaton Vance

Municipal Income Funds

September 30, 2012

Report of Independent Registered Public Accounting Firm — continued

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance National Municipal Income Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance National Municipal Income Fund (“the Fund”) (one of the funds constituting Eaton Vance Municipals Trust), including the portfolio of investments, as of September 30, 2012, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at September 30, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance National Municipal Income Fund as of September 30, 2012, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 19, 2012

52

Eaton Vance

Municipal Income Funds

September 30, 2012

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2013 will show the tax status of all distributions paid to your account in calendar year 2012. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends. The Funds designate the following percentages of dividends from net investment income as exempt-interest dividends:

AMT-Free Municipal Income Fund	99.62%
National Municipal Income Fund	97.35%

53

Eaton Vance

Municipal Income Funds

September 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

54

Eaton Vance

Municipal Income Funds

September 30, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements of the following funds:

•	Eaton Vance AMT-Free Municipal Income Fund

•	Eaton Vance National Municipal Income Fund

(the “Funds”), each with Eaton Vance Management or an affiliate (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board considered, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

55

Eaton Vance

Municipal Income Funds

September 30, 2012

Board of Trustees’ Contract Approval — continued

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices, and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2011 for each Fund. The Board considered the impact of extraordinary market conditions in recent years on each Fund’s performance relative to its peer universe in light of, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments in higher quality municipal bonds with longer maturities. The Board noted that the Adviser had taken action to restructure each Fund’s portfolio as part of a long-term strategy for managing interest rate risk, consistent with each Fund’s objective of providing current income, and that performance had improved relative to peer funds over recent periods. The Board concluded that each Fund’s performance had been satisfactory on the basis of current income return, and that it was appropriate to continue to monitor the effectiveness of the actions taken by the Adviser to improve Fund performance on the basis of total return, which it noted had improved for periods ended as of December 31, 2011.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by each Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and each Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from economies of scale in the future.

56

Eaton Vance

Municipal Income Funds

September 30, 2012

Management and Organization

Fund Management.  The Trustees of Eaton Vance Municipals Trust (MT) and Eaton Vance Mutual Funds Trust (MFT) (collectively, the Trusts) are responsible for the overall management and supervision of the Trusts’ affairs. The Trustees and officers of the Trusts are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trusts hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trusts, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds’ principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 186 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trusts	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 186 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trusts.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

Ronald A. Pearlman 1940	Trustee	Since 2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

57

Eaton Vance

Municipal Income Funds

September 30, 2012

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trusts	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trusts	Length of Service	Principal Occupation(s) During Past Five Years

Thomas M. Metzold 1958	President of MT	Since 2010	Vice President of EVM and BMR.

Duncan W. Richardson 1957	President of MFT	Since 2011	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR.

Payson F. Swaffield 1956	Vice President	Since 2011	Vice President and Chief Income Investment Officer of EVM and BMR.

Barbara E. Campbell 1957	Treasurer	Since 2005	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

58

Eaton Vance

Municipal Income Funds

September 30, 2012

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trusts	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

59

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

60

This Page Intentionally Left Blank

Investment Advisers

AMT-Free Municipal Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

National Municipal Income Fund

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

448-11/12	HMSRC

Eaton Vance Municipals Trust Annual Report September 30, 2012

California    •    Massachusetts    •     New York    •    Ohio

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report September 30, 2012

Eaton Vance

Municipal Income Funds

Table of Contents

Management’s Discussion of Fund Performance	2

Performance and Fund Profile

California Municipal Income Fund	4
Massachusetts Municipal Income Fund	6
New York Municipal Income Fund	8
Ohio Municipal Income Fund	10

Endnotes and Additional Disclosures	12

Fund Expenses	13

Financial Statements	16

Report of Independent Registered Public Accounting Firm	59

Federal Tax Information	60

Board of Trustees’ Contract Approval	61

Management and Organization	64

Important Notices	66

Eaton Vance

Municipal Income Funds

September 30, 2012

Management’s Discussion of Fund Performance1

Economic and Market Conditions

In the early months of the period, investors appeared to worry about intensifying debt problems in Europe, high U.S. unemployment, a stagnant housing market, and the lingering Congressional deadlock that left businesses perplexed about the direction of tax and regulatory policy. The S&P 500 Index,2 which had fallen sharply in the late summer of 2011, continued to drift down through November of 2011.

Beginning in mid-December of 2011, however, an equity rally took hold and continued into early April 2012, fueled by stronger economic growth in the fourth quarter, falling unemployment, and what the markets perceived as a successful restructuring of Greek debt. Then in May 2012, the third annual mid-year economic slowdown arrived, instigated by renewed concerns in Europe, slowing growth in China, and continuing political uncertainty in the United States with the upcoming presidential election. Despite a slowdown in consumer spending and weakening employment data, however, stocks moved upward intermittently from June through the end of the period — in part because investors anticipated that worsening economic news would prompt the U.S. Federal Reserve (the Fed) to initiate another round of quantitative easing to stimulate the economy. This also drove U.S. Treasury yields to all time lows in July 2012. The Fed proved the markets right when it initiated a new, open-ended round of quantitative easing just weeks before period-end.

Against this backdrop, municipal bonds rallied during the one-year period ending September 30, 2012, led by the long end of the yield curve. The Funds’ primary benchmark, the Barclays Capital Municipal Bond Index (the Index) — an unmanaged index of municipal bonds traded in the United States — returned 8.32% for the period, while the Barclays Capital Long (22+) Municipal Bond Index returned 12.21%. As yields on high quality bonds fell, investors moved out on the yield curve, buying longer maturity municipal bonds to potentially take advantage of higher yields. In their quest for income during a period of historically low interest rates, investors also favored lower quality, higher yielding issues over higher quality bonds. As a result, longer duration, lower credit quality bonds were the best performers in the municipals space during the period.

Municipal bonds offered higher taxable-equivalent yields than Treasuries during the period. The ratio of 30-year AAA7 municipal yields to 30-year

Treasury yields — which historically has averaged less than 100% because municipal yields are federally tax-exempt — began the period at 122.4%, making municipal bonds very attractive relative to Treasuries. Investor recognition of this anomaly was likely the main factor that drove the ratio down to 101.6% by period-end, and the increased interest in municipal bonds caused them to outperform Treasuries for the one-year period ending September 30, 2012.

Fund Performance

For the fiscal year ending September 30, 2012, the California, Massachusetts, New York, and Ohio Funds’ Class A shares at net asset value (NAV) all outperformed the 8.32% return of the Index.

The Funds’ overall strategy is to invest primarily in bonds with maturities of ten years or more, in order to capture their generally higher yields and greater income payments at the long end of the yield curve. Management tends to hedge to various degrees against the greater potential risk of volatility at the long end of the yield curve by using Treasury futures and/or interest-rate swaps in seeking to provide downside protection.

Performance of all Funds was helped by their overweighting in longer maturity bonds and in lower-rated bonds, during a period when yield-hungry investors favored longer duration, lower quality issues. An overweighting in zero-coupon bonds, which were the best performing coupon in the Index during the period, contributed to results versus the Index for all Funds except the Massachusetts Fund. For the California and New York Funds, security selection in zero-coupon issues helped performance versus the Index as well.

For all four Funds, leveraged6 investments also helped results versus the Index. Management holds leveraged investments in seeking to enhance the Funds’ tax-exempt income. The use of leveraged investments has the effect of achieving additional exposure to the municipal market and magnifies a fund’s exposure to its underlying investments in both up and down markets. As a result, during this period of strong performance by municipal bonds, leveraged investments aided relative performance versus the Index.

As a risk management tactic within the overall Fund strategy mentioned above, interest rate hedging is intended to moderate performance on both the upside and the downside of the market. During this period, however, municipal bonds strongly outperformed Treasuries. As a result, the hedging strategy did not have a notable effect on relative performance versus the Index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

2

Eaton Vance

Municipal Income Funds

September 30, 2012

Management’s Discussion of Fund Performance — continued

State-specific Results

Eaton Vance California Municipal Income Fund’s Class A shares at NAV had a total return of 13.17%, outpacing the 8.32% return of the Index. Drivers of outperformance versus the Index included an overweighting and security selection in the strong-performing hospital sector and an overweighting in bonds with maturities of 10 years or more. As noted earlier, leveraged investments and positioning in zero-coupon bonds helped results versus the Index as well. The chief detractor from performance versus the Index was an underweighting in industrial development revenue (IDR) bonds, which performed well. Along with hospital bonds, IDR bonds tend to be among the lower-rated municipal issues, and both sectors delivered strong results versus the Index during a period when investors in search of yield favored lower-rated, higher yielding bonds.

Eaton Vance Massachusetts Municipal Income Fund’s Class A shares at NAV returned 12.05%, surpassing the 8.32% return of the Index. Contributors to performance versus the Index included an overweighting and security selection in three strong-performing areas: bonds with maturities of 10 years or more, 5.5% coupon bonds, and the education sector. As mentioned above, leveraged investments helped performance versus the Index as well. Detractors from performance versus the Index included security selection in zero-coupon bonds and the Fund’s hedging strategy.

Eaton Vance New York Municipal Income Fund’s Class A shares at NAV returned 11.98%, outperforming the 8.32% return of the Index. An overweighting and security selection in bonds in the 20 — 30 year maturity range helped relative performance versus the Index, as did leveraged investments and positioning in zero-coupon bonds. Detractors from performance versus the Index included the hedging strategy mentioned previously and a modest amount of profit taking, as the Fund sold some of its strong-performing issues into the municipals rally that occurred during the period.

Eaton Vance Ohio Municipal Income Fund’s Class A shares at NAV returned 12.29%, outperforming the 8.32% return of the Index. The major contributors to relative outperformance versus the Index were leveraged investments, an overweighting in bonds in the 10–30 year maturity range, an overweighting in zero-coupon bonds, and an overweighting and security selection in three sectors that performed well: local government general obligation bonds, hospitals, and IDRs. Detractors from performance versus the Index included an underweighting and security selection in bonds with maturities of 30 years or more, as well as the hedging strategy.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

3

Eaton Vance

California Municipal Income Fund

September 30, 2012

Performance2,3

Portfolio Manager Cynthia J. Clemson

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	5/27/1994	13.17%	4.31%	4.08%	—
Class A with 4.75% Maximum Sales Charge	—	7.76	3.30	3.58	—
Class C at NAV	8/31/2004	12.38	3.56	—	3.62%
Class C with 1% Maximum Sales Charge	—	11.38	3.56	—	3.62
Class I at NAV	3/3/2008	13.56	—	—	6.98
Barclays Capital Municipal Bond Index	—	8.32%	6.05%	5.03%	—
Barclays Capital 20 Year Municipal Bond Index	—	11.78	6.80	5.89	—

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			0.99%	1.74%	0.74%
Net of Interest Expense			0.87	1.62	0.62

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			3.56%	2.83%	3.77%
Taxable-Equivalent Distribution Rate			6.11	4.85	6.47
SEC 30-day Yield			2.27	1.64	2.63
Taxable-Equivalent SEC 30-day Yield			3.89	2.81	4.51

% Total Leverage[6]
Residual Interest Bond (RIB)					5.83%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

	Period Beginning	At NAV	With Maximum Sales Charge
Class C	8/31/04	$13,296	N.A.
Class I	3/3/08	$13,619	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

4

Eaton Vance

California Municipal Income Fund

September 30, 2012

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.6 Absent such securities, credit quality (% of total investments) is as follows:7

AAA	11.4%	BBB	7.4%
AA	48.5	BB	0.5
A	27.4	Not Rated	4.8

See Endnotes and Additional Disclosures in this report.

5

Eaton Vance

Massachusetts Municipal Income Fund

September 30, 2012

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	12/7/1993	12.05%	4.54%	4.28%	—
Class A with 4.75% Maximum Sales Charge	—	6.78	3.53	3.77	—
Class C at NAV	5/2/2006	11.21	3.76	—	3.55%
Class C with 1% Maximum Sales Charge	—	10.21	3.76	—	3.55
Class I at NAV	6/17/1993	12.28	4.75	4.51	—
Barclays Capital Municipal Bond Index	—	8.32%	6.05%	5.03%	—
Barclays Capital 20 Year Municipal Bond Index	—	11.78	6.80	5.89	—

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			0.86%	1.61%	0.66%
Net of Interest Expense			0.77	1.52	0.57

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			3.65%	2.92%	3.85%
Taxable-Equivalent Distribution Rate			5.93	4.74	6.25
SEC 30-day Yield			2.28	1.66	2.60
Taxable-Equivalent SEC 30-day Yield			3.70	2.70	4.22

% Total Leverage[6]
RIB					8.98%

Growth of $250,000

This graph shows the change in value of a hypothetical investment of $250,000 in Class I of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of $10,000	Period Beginning	At NAV	With Maximum Sales Charge
Class A	9/30/02	$15,208	$14,487
Class C	5/2/06	$12,510	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

6

Eaton Vance

Massachusetts Municipal Income Fund

September 30, 2012

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.6 Absent such securities, credit quality (% of total investments) is as follows:7

AAA	29.4%	BBB	4.6%
AA	42.2	BB	1.9
A	20.3	Not Rated	1.6

See Endnotes and Additional Disclosures in this report.

7

Eaton Vance

New York Municipal Income Fund

September 30, 2012

Performance2,3

Portfolio Manager Craig R. Brandon, CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	4/15/1994	11.98%	4.72%	4.34%	—
Class A with 4.75% Maximum Sales Charge	—	6.65	3.70	3.83	—
Class B at NAV	8/30/1990	11.14	3.91	3.65	—
Class B with 5% Maximum Sales Charge	—	6.14	3.57	3.65	—
Class C at NAV	9/30/2003	11.15	3.93	—	3.50%
Class C with 1% Maximum Sales Charge	—	10.15	3.93	—	3.50
Class I at NAV	3/3/2008	12.20	—	—	7.42
Barclays Capital Municipal Bond Index	—	8.32%	6.05%	5.03%	—
Barclays Capital 20 Year Municipal Bond Index	—	11.78	6.80	5.89	—

% Total Annual Operating Expense Ratios[4]		Class A	Class B	Class C	Class I
Gross		0.89%	1.64%	1.64%	0.69%
Net of Interest Expense		0.79	1.54	1.54	0.59

% Distribution Rates/Yields[5]		Class A	Class B	Class C	Class I
Distribution Rate		3.96%	3.23%	3.23%	4.16%
Taxable-Equivalent Distribution Rate		6.68	5.45	5.45	7.02
SEC 30-day Yield		2.43	1.82	1.82	2.76
Taxable-Equivalent SEC 30-day Yield		4.10	3.07	3.07	4.66

% Total Leverage[6]
RIB					8.99%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

	Period Beginning	At NAV	With Maximum Sales Charge
Class B	9/30/02	$14,320	N.A.
Class C	9/30/03	$13,569	N.A.
Class I	3/3/08	$13,882	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

8

Eaton Vance

New York Municipal Income Fund

September 30, 2012

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.6 Absent such securities, credit quality (% of total investments) is as follows:7

AAA	12.5%	BBB	8.4%
AA	42.8	BB	2.6
A	25.6	Not Rated	8.1

See Endnotes and Additional Disclosures in this report.

9

Eaton Vance

Ohio Municipal Income Fund

September 30, 2012

Performance2,3

Portfolio Manager William H. Ahern, Jr., CFA

% Average Annual Total Returns	Inception Date	One Year	Five Years	Ten Years	Since Inception
Class A at NAV	12/7/1993	12.29%	4.93%	4.92%	—
Class A with 4.75% Maximum Sales Charge	—	6.94	3.91	4.42	—
Class C at NAV	2/3/2006	11.34	4.13	—	3.91%
Class C with 1% Maximum Sales Charge	—	10.34	4.13	—	3.91
Class I at NAV	8/3/2010	12.39	—	—	7.27
Barclays Capital Municipal Bond Index	—	8.32%	6.05%	5.03%	—
Barclays Capital 20 Year Municipal Bond Index	—	11.78	6.80	5.89	—

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			0.79%	1.54%	0.59%
Net of Interest Expense			0.76	1.51	0.56

% Distribution Rates/Yields[5]			Class A	Class C	Class I
Distribution Rate			3.75%	3.01%	3.98%
Taxable-Equivalent Distribution Rate			6.13	4.92	6.51
SEC 30-day Yield			2.39	1.75	2.70
Taxable-Equivalent SEC 30-day Yield			3.91	2.86	4.42

% Total Leverage[6]
RIB					6.42%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

	Period Beginning	At NAV	With Maximum Sales Charge
Class C	2/3/06	$12,909	N.A.
Class I	8/3/10	$11,640	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month end, please refer to www.eatonvance.com.

10

Eaton Vance

Ohio Municipal Income Fund

September 30, 2012

Fund Profile

The above chart includes the ratings of securities held by special purpose vehicles established in connection with the RIB financing.6 Absent such securities, credit quality (% of total investments) is as follows:7

AAA	10.4%	BBB	7.6%
AA	62.3	B	1.1
A	13.9	Not Rated	4.7

See Endnotes and Additional Disclosures in this report.

11

Eaton Vance

Municipal Income Funds

September 30, 2012

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. Barclays Capital Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Barclays Capital Long (22+) Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities of 22 years or more. Barclays Capital 20 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.

[4]

Total annual operating expense ratios are as stated in the Fund’s most recent prospectus. Net expense ratio excludes interest expense relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions and, as a result, net asset value and performance have not been affected by this expense.

[5]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be composed of ordinary income, tax-exempt income, net realized capital gains and return of capital. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30- day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.

[6]

Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes. Floating Rate Notes reflect the effect of RIBs purchased in secondary market transactions, if applicable.

[7]

Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied. Ratings of BBB or higher by Standard and Poor’s or Fitch (Baa or higher by Moody’s) are considered to be investment grade quality.

Fund profile subject to change due to active management.

12

Eaton Vance

Municipal Income Funds

September 30, 2012

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2012 – September 30, 2012).

Actual Expenses:  The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance California Municipal Income Fund

	Beginning Account Value (4/1/12)	Ending Account Value (9/30/12)	Expenses Paid During Period* (4/1/12 – 9/30/12)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,060.30	$4.58	0.89%
Class C	$1,000.00	$1,057.60	$8.44	1.64%
Class I	$1,000.00	$1,061.60	$3.30	0.64%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.60	$4.50	0.89%
Class C	$1,000.00	$1,016.80	$8.27	1.64%
Class I	$1,000.00	$1,021.80	$3.23	0.64%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2012.

13

Eaton Vance

Municipal Income Funds

September 30, 2012

Fund Expenses — continued

Eaton Vance Massachusetts Municipal Income Fund

	Beginning Account Value (4/1/12)	Ending Account Value (9/30/12)	Expenses Paid During Period* (4/1/12 – 9/30/12)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,061.70	$4.23	0.82%
Class C	$1,000.00	$1,057.70	$8.08	1.57%
Class I	$1,000.00	$1,062.70	$3.20	0.62%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$4.14	0.82%
Class C	$1,000.00	$1,017.20	$7.92	1.57%
Class I	$1,000.00	$1,021.90	$3.13	0.62%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2012.

Eaton Vance New York Municipal Income Fund

	Beginning Account Value (4/1/12)	Ending Account Value (9/30/12)	Expenses Paid During Period* (4/1/12 – 9/30/12)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,059.50	$4.27	0.83%
Class B	$1,000.00	$1,054.40	$8.17	1.59%
Class C	$1,000.00	$1,054.50	$8.12	1.58%
Class I	$1,000.00	$1,060.50	$3.25	0.63%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.90	$4.19	0.83%
Class B	$1,000.00	$1,017.10	$8.02	1.59%
Class C	$1,000.00	$1,017.10	$7.97	1.58%
Class I	$1,000.00	$1,021.90	$3.18	0.63%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2012.

14

Eaton Vance

Municipal Income Funds

September 30, 2012

Fund Expenses — continued

Eaton Vance Ohio Municipal Income Fund

	Beginning Account Value (4/1/12)	Ending Account Value (9/30/12)	Expenses Paid During Period* (4/1/12 – 9/30/12)	Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,057.10	$3.86	0.75%
Class C	$1,000.00	$1,052.00	$7.69	1.50%
Class I	$1,000.00	$1,057.00	$2.83	0.55%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.30	$3.79	0.75%
Class C	$1,000.00	$1,017.50	$7.57	1.50%
Class I	$1,000.00	$1,022.30	$2.78	0.55%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on March 31, 2012.

15

Eaton Vance

California Municipal Income Fund

September 30, 2012

Portfolio of Investments

Tax-Exempt Investments — 105.1%

Security	Principal Amount (000’s omitted)	Value

Education — 12.0%
California Educational Facilities Authority, (Claremont McKenna College), 5.00%, 1/1/38	$2,500	$2,736,975
California Educational Facilities Authority, (Claremont McKenna College), 5.25%, 1/1/30	1,000	1,199,470
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/31	215	253,633
California Educational Facilities Authority, (Harvey Mudd College), 5.25%, 12/1/36	375	431,663
California Educational Facilities Authority, (Loyola Marymount University), 5.00%, 10/1/30	2,895	3,241,995
California Educational Facilities Authority, (Lutheran University), 5.00%, 10/1/29	3,250	3,342,137
California Educational Facilities Authority, (Santa Clara University), 5.25%, 9/1/26	2,500	3,327,900
California Educational Facilities Authority, (University of Southern California), 5.25%, 10/1/39	1,810	2,131,365
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/31	450	513,527
California Municipal Finance Authority, (University of San Diego), 5.00%, 10/1/35	305	338,471
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/26	865	1,025,890
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/27	915	1,079,224
California Municipal Finance Authority, (University of San Diego), 5.25%, 10/1/28	960	1,128,154
California State University, 5.25%, 11/1/31	1,465	1,741,592

		$22,491,996

Electric Utilities — 8.8%
Chula Vista, (San Diego Gas and Electric), (AMT), 5.00%, 12/1/27	$2,725	$3,009,844
Chula Vista, (San Diego Gas and Electric), 5.875%, 2/15/34	895	1,060,557
Los Angeles Department of Water and Power, Electric System Revenue, 5.25%, 7/1/32	2,845	3,354,796
Sacramento Municipal Utility District, 5.00%, 8/15/27	1,450	1,731,315
Sacramento Municipal Utility District, 5.00%, 8/15/28	1,955	2,329,148
Southern California Public Power Authority, (Tieton Hydropower), 5.00%, 7/1/35	2,160	2,459,354
Vernon, Electric System Revenue, 5.125%, 8/1/21	2,170	2,423,347

		$16,368,361

Security	Principal Amount (000’s omitted)	Value

Escrowed / Prerefunded — 2.2%
San Joaquin Hills Transportation Corridor Agency, Toll Road Bonds, Escrowed to Maturity, 0.00%, 1/1/26	$5,765	$4,177,031

		$4,177,031

General Obligations — 13.8%
California, 5.00%, 4/1/42	$1,130	$1,257,871
California, 5.50%, 11/1/35	2,500	2,966,725
California, 6.00%, 4/1/38	1,000	1,196,740
Cupertino Union School District, (Election of 2012), 4.00%, 8/1/23(1)	150	174,986
Cupertino Union School District, (Election of 2012), 4.00%, 8/1/24(1)	170	195,352
Cupertino Union School District, (Election of 2012), 4.00%, 8/1/25(1)	300	339,540
Cupertino Union School District, (Election of 2012), 4.00%, 8/1/26(1)	360	404,672
Cupertino Union School District, (Election of 2012), 5.00%, 8/1/37(1)	1,125	1,310,771
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/32	215	240,888
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/33	235	260,147
Larkspur-Corte Madera School District, (Election of 2011), 4.00%, 8/1/34	260	285,670
Larkspur-Corte Madera School District, (Election of 2011), 4.25%, 8/1/35	255	283,458
Larkspur-Corte Madera School District, (Election of 2011), 4.25%, 8/1/36	310	342,550
Larkspur-Corte Madera School District, (Election of 2011), 4.50%, 8/1/39	1,105	1,242,440
Menlo Park City School District, 5.00%, 7/1/30	515	631,107
Palo Alto, (Election of 2008), 5.00%, 8/1/40(2)	5,200	6,006,156
San Diego Community College District, (Election of 2002), 5.00%, 8/1/32	1,030	1,212,094
San Diego Community College District, (Election of 2006), 5.00%, 8/1/31	1,000	1,181,090
Santa Clara County, (Election of 2008), 5.00%, 8/1/39(2)(3)	5,400	6,190,938

		$25,723,195

Hospital — 17.5%
California Health Facilities Financing Authority, (Catholic Healthcare West), 5.625%, 7/1/32	$875	$957,828
California Health Facilities Financing Authority, (Catholic Healthcare West), 6.00%, 7/1/29	1,855	2,214,944
California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 8/15/34	3,500	3,848,740

16	See Notes to Financial Statements.

Eaton Vance

California Municipal Income Fund

September 30, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
California Health Facilities Financing Authority, (Lucile Packard Children’s Hospital), 5.00%, 8/15/26	$1,000	$1,185,780
California Health Facilities Financing Authority, (Lucile Packard Children’s Hospital), 5.00%, 8/15/27	250	297,298
California Health Facilities Financing Authority, (Memorial Health Services), 5.00%, 10/1/33	3,250	3,734,087
California Health Facilities Financing Authority, (St. Joseph Health System), 5.50%, 7/1/29	1,500	1,758,315
California Health Facilities Financing Authority, (Stanford Hospital and Clinics), 5.00%, 8/15/23	1,250	1,530,400
California Health Facilities Financing Authority, (Stanford Hospital and Clinics), 5.00%, 8/15/51	1,670	1,868,045
California Health Facilities Financing Authority, (Sutter Health), 5.875%, 8/15/31(4)	3,000	3,635,220
California Statewide Communities Development Authority, (Cottage Health System), 5.25%, 11/1/30	500	573,895
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/34	1,855	1,981,121
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	625	663,500
California Statewide Communities Development Authority, (Kaiser Permanente), 5.00%, 4/1/42	5,000	5,514,900
Torrance, (Torrance Memorial Medical Center), 5.50%, 6/1/31	1,000	1,001,450
Washington Township Health Care District, 5.00%, 7/1/25	750	819,158
Washington Township Health Care District, 5.25%, 7/1/30	1,000	1,097,640

		$32,682,321

Housing — 0.9%
Commerce, (Hermitage III Senior Apartments), 6.50%, 12/1/29	$1,257	$1,277,426
Commerce, (Hermitage III Senior Apartments), 6.85%, 12/1/29	388	393,541

		$1,670,967

Industrial Development Revenue — 1.1%
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.125%, 11/1/23	$265	$288,103
California Pollution Control Financing Authority, (Waste Management, Inc.), (AMT), 5.40%, 4/1/25	1,700	1,831,223

		$2,119,326

Insured – Education — 1.7%
California Educational Facilities Authority, (Loyola Marymount University), (NPFG), 0.00%, 10/1/20	$2,000	$1,540,900

Security	Principal Amount (000’s omitted)	Value

Insured – Education (continued)
California Educational Facilities Authority, (Pepperdine University), (AMBAC), 5.00%, 12/1/35	$1,500	$1,656,495

		$3,197,395

Insured – Electric Utilities — 1.1%
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/32	$2,000	$2,141,760

		$2,141,760

Insured – Escrowed / Prerefunded — 5.3%
Foothill/Eastern Transportation Corridor Agency, Toll Road Bonds, (AGM), (RADIAN), Escrowed to Maturity, 0.00%, 1/1/28	$15,000	$9,955,050

		$9,955,050

Insured – General Obligations — 0.9%
Los Angeles Unified School District, (Election of 2005), (AGM), 4.75%, 7/1/32(2)	$1,300	$1,454,622
San Mateo County Community College District, (Election of 2001), (NPFG), 0.00%, 9/1/29	550	280,186

		$1,734,808

Insured – Lease Revenue / Certificates of Participation — 3.3%
Anaheim Public Financing Authority, (Public Improvements), (AGM), 0.00%, 9/1/30	$9,530	$3,991,164
Los Angeles County, (Disney Parking), (AMBAC), 0.00%, 9/1/17	2,400	2,146,968

		$6,138,132

Insured – Special Tax Revenue — 4.8%
Ceres Redevelopment Agency, (Ceres Redevelopment Project Area No. 1), (AMBAC), 4.00%, 11/1/31	$1,485	$1,386,529
Los Angeles County Metropolitan Transportation Authority, Sales Tax Revenue, (AGM), 4.50%, 7/1/27	2,720	2,918,941
Santa Clara Valley Transportation Authority, Sales Tax Revenue, (AMBAC), 5.00%, 4/1/32	4,000	4,574,840

		$8,880,310

Insured – Transportation — 3.1%
San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/24	$1,800	$982,134
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 5.00%, 3/1/37	2,125	2,241,620

17	See Notes to Financial Statements.

Eaton Vance

California Municipal Income Fund

September 30, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Transportation (continued)
San Jose Airport, (AGM), (AMBAC), (BHAC), (AMT), 6.00%, 3/1/47	$2,230	$2,511,337

		$5,735,091

Lease Revenue / Certificates of Participation — 1.9%
Los Angeles County, (Disney Parking), 0.00%, 3/1/17	$1,075	$970,091
Los Angeles County, (Disney Parking), 0.00%, 3/1/20	3,205	2,530,860

		$3,500,951

Other Revenue — 0.3%
California Infrastructure and Economic Development Bank, (Performing Arts Center of Los Angeles), 5.00%, 12/1/37	$515	$543,387

		$543,387

Senior Living / Life Care — 1.7%
ABAG Finance Authority for Nonprofit Corporations, (Episcopal Senior Communities), 6.00%, 7/1/31	$615	$710,245
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.75%, 11/15/26	250	253,448
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 4.875%, 11/15/36	1,000	1,002,350
California Statewide Communities Development Authority, (Southern California Presbyterian Homes), 7.25%, 11/15/41	1,000	1,146,710

		$3,112,753

Special Tax Revenue — 8.6%
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/26	$415	$397,313
Brentwood Infrastructure Financing Authority, 5.00%, 9/2/34	665	596,392
Corona Public Financing Authority, 5.80%, 9/1/20	1,695	1,707,560
Fairfield Improvement Bond Act of 1915, (North Cordelia District), 7.375%, 9/2/18	570	595,399
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/22	260	297,206
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/23	520	589,654
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/24	260	293,108
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/25	365	409,862
Los Angeles County Community Facilities District No. 3, (Valencia/Newhall Area), 5.00%, 9/1/26	260	290,893
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	13,190	999,934

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57	$3,585	$3,775,758
San Francisco Bay Area Rapid Transit District, Sales Tax Revenue, 5.00%, 7/1/28	1,000	1,186,520
Santaluz Community Facilities District No. 2, 6.20%, 9/1/30	985	992,850
Temecula Unified School District, 5.00%, 9/1/27	350	359,006
Temecula Unified School District, 5.00%, 9/1/37	535	539,146
Torrance Redevelopment Agency, 5.625%, 9/1/28	1,000	1,000,630
Tustin Community Facilities District, 6.00%, 9/1/37	1,000	1,048,020
Whittier Public Financing Authority, (Greenleaf Avenue Redevelopment), 5.50%, 11/1/23	900	900,909

		$15,980,160

Transportation — 9.9%
Bay Area Toll Authority, Toll Bridge Revenue, (San Francisco Bay Area), 5.25%, 4/1/29	$4,005	$4,845,890
Los Angeles Department of Airports, (Los Angeles International Airport), 5.00%, 5/15/35(2)(3)	3,080	3,500,605
Los Angeles Department of Airports, (Los Angeles International Airport), (AMT), 5.375%, 5 /15/30	2,750	3,068,587
Los Angeles Harbor Department, (AMT), 5.00%, 8/1/22	2,500	3,004,600
San Francisco City and County Airport Commission, (San Francisco International Airport), (AMT), 5.00%, 5/1/24	3,600	4,149,000

		$18,568,682

Water and Sewer — 6.2%
Beverly Hills Public Financing Authority, Water Revenue, 5.00%, 6/1/32	$1,975	$2,418,802
California Department of Water Resources, 5.00%, 12/1/29	3,180	3,735,387
East Bay Municipal Utility District, 5.00%, 6/1/30	2,000	2,397,340
Metropolitan Water District of Southern California, 5.00%, 7/1/29	2,500	2,941,750

		$11,493,279

Total Tax-Exempt Investments — 105.1% (identified cost $173,230,913)		$196,214,955

Other Assets, Less Liabilities — (5.1)%		$(9,440,973)

Net Assets — 100.0%		$186,773,982

18	See Notes to Financial Statements.

Eaton Vance

California Municipal Income Fund

September 30, 2012

Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
RADIAN	–	Radian Group, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2012, 19.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.1% to 11.8% of total investments.

(1)	When-issued security.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $3,331,543.

(4)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

19	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Fund

September 30, 2012

Portfolio of Investments

Tax-Exempt Investments — 105.3%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 7.0%
Massachusetts Water Pollution Abatement Trust, 5.00%, 8/1/32	$4,000	$4,799,040
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/33	2,940	4,034,533
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	3,205	4,414,054

		$13,247,627

Education — 17.5%
Massachusetts Development Finance Agency, (Boston University), 6.00%, 5/15/59	$3,930	$4,968,817
Massachusetts Development Finance Agency, (Milton Academy), 5.00%, 9/1/35	1,100	1,257,047
Massachusetts Development Finance Agency, (New England Conservatory of Music), 5.25%, 7/1/38	1,105	1,167,201
Massachusetts Health and Educational Facilities Authority, (Boston College), 5.50%, 6/1/27	4,000	5,406,360
Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	6,000	7,027,560
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	5,000	7,243,750
Massachusetts Health and Educational Facilities Authority, (Tufts University), 5.375%, 8/15/38	5,000	6,088,150

		$33,158,885

Escrowed / Prerefunded — 2.4%
Massachusetts Turnpike Authority, Escrowed to Maturity, 5.00%, 1/1/20	$1,500	$1,756,905
Massachusetts Water Resources Authority, Escrowed to Maturity, 5.25%, 12/1/15	2,540	2,733,624

		$4,490,529

General Obligations — 12.0%
Boston, 4.00%, 4/1/24	$375	$435,416
Danvers, 5.25%, 7/1/36	2,800	3,330,628
Lexington, 4.00%, 2/1/22	1,315	1,586,166
Lexington, 4.00%, 2/1/23	1,095	1,322,399
Newton, 5.00%, 4/1/36	4,500	5,118,255
Plymouth, 5.00%, 5/1/26	710	858,972
Plymouth, 5.00%, 5/1/28	1,160	1,387,407
Plymouth, 5.00%, 5/1/31	1,090	1,295,312
Plymouth, 5.00%, 5/1/32	1,000	1,184,970
Wayland, 5.00%, 2/1/33	1,790	2,136,150

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Wayland, 5.00%, 2/1/36	$2,680	$3,140,826
Winchester, 5.00%, 4/15/36	775	911,199

		$22,707,700

Hospital — 13.4%
Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/27	$1,100	$1,240,855
Massachusetts Development Finance Agency, (Tufts Medical Center), 7.25%, 1/1/32	1,900	2,417,218
Massachusetts Development Finance Agency, (UMass Memorial), 5.50%, 7/1/31	3,245	3,713,611
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center, Inc.), 5.75%, 7/1/36	2,120	2,382,350
Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	2,000	2,192,540
Massachusetts Health and Educational Facilities Authority, (Jordan Hospital), 6.75%, 10/1/33	3,320	3,381,320
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 5.125%, 7/1/35	1,645	1,718,712
Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.00%, 7/1/32(1)	6,800	7,397,040
Massachusetts Health and Educational Facilities Authority, (Southcoast Health System), 5.00%, 7/1/29	750	814,095

		$25,257,741

Insured – Education — 7.5%
Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/33	$5,000	$6,801,450
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)(2)	5,460	7,356,531

		$14,157,981

Insured – Escrowed / Prerefunded — 0.1%
Massachusetts Turnpike Authority, (NPFG), Escrowed to Maturity, 5.00%, 1/1/20	$200	$234,254

		$234,254

Insured – General Obligations — 3.8%
Massachusetts, (BHAC), (FGIC), 0.868%, 5/1/37(3)	$8,800	$7,246,360

		$7,246,360

20	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Fund

September 30, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Hospital — 0.8%
Massachusetts Health and Educational Facilities Authority, (Cape Cod Healthcare), (AGC), 5.00%, 11/15/25	$1,395	$1,556,262

		$1,556,262

Insured – Special Tax Revenue — 6.4%
Massachusetts, Special Obligation, Dedicated Tax Revenue, (FGIC), (NPFG), 5.50%, 1/1/30	$4,955	$6,407,063
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37(1)	5,000	5,737,950

		$12,145,013

Insured – Student Loan — 3.5%
Massachusetts Educational Financing Authority, (AGC), (AMT), 6.35%, 1/1/30	$1,840	$2,065,786
Massachusetts Educational Financing Authority, (AMBAC), (AMT), 4.70%, 1/1/33	4,385	4,440,909

		$6,506,695

Insured – Transportation — 8.4%
Massachusetts Port Authority, (Bosfuel Project), (FGIC), (NPFG), (AMT), 5.00%, 7/1/32	$2,790	$2,917,643
Massachusetts Turnpike Authority, Metropolitan Highway System, (NPFG), 0.00%, 1/1/22	10,750	8,133,772
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(2)	4,320	4,724,827

		$15,776,242

Other Revenue — 2.7%
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/22	$1,590	$1,870,826
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/23	1,195	1,394,613
Massachusetts Health and Educational Facilities Authority, (Isabella Stewart Gardner Museum), 5.00%, 5/1/25	1,580	1,817,821

		$5,083,260

Senior Living / Life Care — 2.6%
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc./Edgecombe), 5.10%, 7/1/29	$1,400	$1,400,182
Massachusetts Development Finance Agency, (Carleton-Willard Village), 5.625%, 12/1/30	525	577,552

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.125%, 11/1/27	$615	$607,971
Massachusetts Development Finance Agency, (VOA Concord Assisted Living, Inc.), 5.20%, 11/1/41	2,465	2,328,143

		$4,913,848

Solid Waste — 1.7%
Massachusetts Industrial Finance Agency, (Ogden Haverhill), (AMT), 5.60%, 12/1/19	$3,250	$3,265,925

		$3,265,925

Special Tax Revenue — 7.6%
Massachusetts Bay Transportation Authority, 5.25%, 7/1/34	$425	$497,616
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/23	6,185	4,206,233
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 0.00%, 7/1/26	3,500	2,009,140
Massachusetts Bay Transportation Authority, Sales Tax Revenue, 5.25%, 7/1/31	1,240	1,690,777
Massachusetts, Transportation Fund, Gas Tax Revenue, (Accelerated Bridge Program), 4.00%, 6/1/28	4,000	4,427,360
Virgin Islands Public Finance Authority, 5.00%, 10/1/39	85	88,021
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,255	1,488,380

		$14,407,527

Transportation — 2.4%
Massachusetts Port Authority, 5.00%, 7/1/28	$3,750	$4,449,450

		$4,449,450

Water and Sewer — 5.5%
Boston Industrial Development Authority, (Harbor Electric Energy Co.), (AMT), 7.375%, 5/15/15	$3,975	$3,994,756
Boston Water and Sewer Commission, 4.00%, 11/1/25	2,500	2,897,850
Boston Water and Sewer Commission, 5.00%, 11/1/29	1,505	1,788,421
Massachusetts Water Resources Authority, 5.25%, 12/1/15	1,625	1,747,070

		$10,428,097

Total Tax-Exempt Investments — 105.3% (identified cost $172,794,688)		$199,033,396

Other Assets, Less Liabilities — (5.3)%		$(9,953,269)

Net Assets — 100.0%		$189,080,127

21	See Notes to Financial Statements.

Eaton Vance

Massachusetts Municipal Income Fund

September 30, 2012

Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2012, 29.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.4% to 8.9% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $6,281,358.

(3)	Variable rate security. The stated interest rate represents the rate in effect at September 30, 2012.

22	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

September 30, 2012

Portfolio of Investments

Tax-Exempt Investments — 105.5%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 4.7%
New York Environmental Facilities Corp., 5.00%, 10/15/39	$5,910	$6,838,993
New York Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 5.00%, 6/15/37(1)	8,400	9,437,568

		$16,276,561

Cogeneration — 1.2%
Suffolk County Industrial Development Agency, (Nissequogue Cogeneration Partners Facility), (AMT), 5.50%, 1/1/23	$4,250	$4,250,382

		$4,250,382

Education — 21.0%
Geneva Development Corp., (Hobart and William Smith Colleges), 5.00%, 9/1/32	$1,950	$2,292,654
New York City Cultural Resource Trust, (The Juilliard School), 5.00%, 1/1/34	5,725	6,692,639
New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	250	258,268
New York Dormitory Authority, (Brooklyn Law School), 5.75%, 7/1/33	1,790	2,067,092
New York Dormitory Authority, (City University), 6.00%, 7/1/20	5,000	6,295,300
New York Dormitory Authority, (Columbia University), 5.00%, 7/1/38	5,000	5,788,600
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/41	585	683,526
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/34(1)	10,000	11,587,800
New York Dormitory Authority, (Cornell University), 5.00%, 7/1/39	2,500	2,871,925
New York Dormitory Authority, (Rochester Institute of Technology), 6.00%, 7/1/33	8,500	10,053,375
New York Dormitory Authority, (Rockefeller University), 5.00%, 7/1/32	2,780	3,342,366
New York Dormitory Authority, (Skidmore College), 5.00%, 7/1/25	1,110	1,317,903
New York Dormitory Authority, (Skidmore College), 5.25%, 7/1/31	250	293,347
New York Dormitory Authority, (St. Francis College), 5.00%, 10/1/40	1,500	1,638,975
New York Dormitory Authority, (State University Educational Facilities), 4.00%, 5/15/28	5,000	5,545,600
New York Dormitory Authority, (State University Educational Facilities), 5.50%, 5/15/19	2,000	2,404,380
New York Dormitory Authority, (The New School), 5.50%, 7/1/40	5,500	6,315,870

Security	Principal Amount (000’s omitted)	Value

Education (continued)
Onondaga Civic Development Corp., (Le Moyne College), 5.20%, 7/1/29	$970	$1,062,839
Onondaga Civic Development Corp., (Le Moyne College), 5.375%, 7/1/40	2,515	2,765,544

		$73,278,003

Electric Utilities — 3.9%
Long Island Power Authority, Electric System Revenue, 6.00%, 5/1/33	$2,930	$3,554,530
New York Energy Research and Development Authority, (Brooklyn Union Gas), (AMT), 6.952%, 7/1/26	5,000	5,024,100
New York Power Authority, 5.00%, 11/15/31	1,000	1,197,060
Suffolk County Industrial Development Agency, (KeySpan-Port Jefferson Energy Center, LLC), (AMT), 5.25%, 6/1/27	3,755	3,856,798

		$13,632,488

Escrowed / Prerefunded — 2.0%
Geneva Industrial Development Agency, (Hobart and William Smith Colleges), Prerefunded to 2/1/13, 5.375%, 2/1/33	$1,810	$1,842,001
Suffolk County Industrial Development Agency, (Huntington Hospital), Prerefunded to 11/1/12, 5.875%, 11/1/32	5,000	5,026,200

		$6,868,201

General Obligations — 5.2%
New York, 5.00%, 12/15/30	$5,000	$6,057,200
New York City, 5.30%, 4/1/27	250	303,940
New York City, 5.375%, 4/1/36	5,000	5,811,200
New York City, 6.25%, 10/15/28	4,000	4,998,600
Saratoga County, 4.75%, 7/15/37	1,000	1,101,110

		$18,272,050

Health Care – Miscellaneous — 0.2%
New York City Industrial Development Agency, (A Very Special Place, Inc.), 5.75%, 1/1/29	$335	$333,915
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series A, 7.50%, 9/1/15	110	110,552
Suffolk County Industrial Development Agency, (Alliance of Long Island Agencies), Series F, 7.50%, 9/1/15	165	167,084

		$611,551

Hospital — 13.8%
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/30	$370	$437,836
Dutchess County Local Development Corp., (Health Quest Systems, Inc.), 5.75%, 7/1/40	2,535	2,955,962

23	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

September 30, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Hospital (continued)
Fulton County Industrial Development Agency, (Nathan Littauer Hospital), 6.00%, 11/1/18	$2,570	$2,574,960
Monroe County Industrial Development Agency, (Highland Hospital), 5.00%, 8/1/22	4,250	4,475,803
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), 5.00%, 7/1/36(1)	6,750	7,487,033
New York Dormitory Authority, (Methodist Hospital), 5.25%, 7/1/33	2,000	2,053,740
New York Dormitory Authority, (Mount Sinai Hospital), 5.00%, 7/1/26	3,500	3,969,490
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 5.00%, 11/1/34	3,155	3,349,316
New York Dormitory Authority, (NYU Hospital Center), 5.625%, 7/1/37	4,500	4,931,055
New York Dormitory Authority, (Orange Regional Medical Center), 6.125%, 12/1/29	1,420	1,572,110
New York Dormitory Authority, (Orange Regional Medical Center), 6.25%, 12/1/37	2,830	3,100,605
Oneida County Industrial Development Agency, (Elizabeth Medical Center), 5.875%, 12/1/29	2,750	2,751,815
Oneida County Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	1,000	1,000,600
Onondaga Civic Development Corp., (St. Joseph’s Hospital Health Center), 4.50%, 7/1/32	4,165	4,079,284
Suffolk County Economic Development Corp., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/28	3,150	3,620,169

		$48,359,778

Housing — 3.1%
New York City Housing Development Corp., MFMR, (AMT), 4.70%, 11/1/40	$3,500	$3,580,500
New York City Housing Development Corp., MFMR, (AMT), 5.05%, 11/1/39	2,000	2,057,200
New York Housing Finance Agency, 5.25%, 11/1/41	2,000	2,149,520
New York Mortgage Agency, (AMT), 5.20%, 10/1/32	2,905	3,080,055
New York Mortgage Agency, (AMT), 5.30%, 4/1/29	115	115,136

		$10,982,411

Industrial Development Revenue — 3.1%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	$4,005	$4,887,662
Onondaga County Industrial Development Agency, (Anheuser-Busch Cos., Inc.), 4.875%, 7/1/41	5,000	5,003,900
Port Authority of New York and New Jersey, (Continental Airlines), (AMT), 9.125%, 12/1/15	1,040	1,066,000

		$10,957,562

Security	Principal Amount (000’s omitted)	Value

Insured – Education — 3.0%
New York Dormitory Authority, (City University), (AMBAC), 5.50%, 7/1/35	$6,600	$8,143,146
New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	2,250	2,456,640

		$10,599,786

Insured – Electric Utilities — 1.5%
Long Island Power Authority, Electric System Revenue, (BHAC), 6.00%, 5/1/33	$4,250	$5,278,585

		$5,278,585

Insured – Escrowed / Prerefunded — 5.0%
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/26	$3,915	$2,813,828
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/27	4,385	3,032,315
New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	16,945	10,478,449
New York Urban Development Corp., (FGIC), (NPFG), Prerefunded to 3/15/14, 5.25%, 3/15/34	1,000	1,073,520

		$17,398,112

Insured – General Obligations — 1.9%
Brentwood Union Free School District, (AGC), 4.75%, 11/15/21	$1,875	$2,275,706
Brentwood Union Free School District, (AGC), 4.75%, 11/15/22	2,700	3,244,941
Jamestown, (AMBAC), 7.10%, 3/15/13	675	694,258
Jamestown, (AMBAC), 7.10%, 3/15/14	515	559,810

		$6,774,715

Insured – Other Revenue — 2.4%
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/30	$10,225	$5,098,287
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/31	2,590	1,217,533
New York City Industrial Development Agency, (Yankee Stadium), (AGC), 0.00%, 3/1/33	4,825	2,020,276

		$8,336,096

24	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

September 30, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Special Tax Revenue — 1.5%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$6,750	$2,838,712
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	5,975	1,532,946
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	4,140	862,528

		$5,234,186

Insured – Transportation — 1.1%
Metropolitan Transportation Authority, (AGM), 4.00%, 11/15/30	$1,125	$1,208,869
Niagara Frontier Airport Authority, (Buffalo Niagara International Airport), (NPFG), (AMT), 5.625%, 4/1/29	2,695	2,725,723

		$3,934,592

Insured – Water and Sewer — 0.8%
Nassau County Industrial Development Agency, (New York Water Service Corp.), (AMBAC), (AMT), 5.00%, 12/1/35	$2,535	$2,623,902

		$2,623,902

Lease Revenue / Certificates of Participation — 3.8%
New York Urban Development Corp., 5.70%, 4/1/20	$10,940	$13,363,210

		$13,363,210

Other Revenue — 5.2%
Albany Industrial Development Agency, (Charitable Leadership Foundation), 5.75%, 7/1/26(2)	$1,976	$987,162
Brooklyn Arena Local Development Corp., (Barclays Center), 0.00%, 7/15/31	10,395	4,486,794
Brooklyn Arena Local Development Corp., (Barclays Center), 6.25%, 7/15/40	1,260	1,469,891
New York City Cultural Resources Trust, (Museum of Modern Art), 5.00%, 4/1/31	1,710	1,987,499
New York City Transitional Finance Authority, (Building Aid), 5.25%, 1/15/39	1,000	1,131,560
New York City Transitional Finance Authority, (Building Aid), 6.00%, 7/15/33	1,960	2,343,768
New York Liberty Development Corp., (7 World Trade Center), 5.00%, 9/15/32	5,000	5,856,750

		$18,263,424

Senior Living / Life Care — 1.3%
Mount Vernon Industrial Development Agency, (Wartburg Senior Housing, Inc.), 6.20%, 6/1/29	$800	$800,568

Security	Principal Amount (000’s omitted)	Value

Senior Living / Life Care (continued)
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/29	$720	$786,046
New York Dormitory Authority, (Miriam Osborn Memorial Home Association), 5.00%, 7/1/42	305	324,840
Suffolk County Economic Development Corp., (Peconic Landing at Southold, Inc.), 6.00%, 12/1/40	2,395	2,675,598

		$4,587,052

Special Tax Revenue — 6.1%
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 5/1/36	$1,605	$1,821,836
New York City Transitional Finance Authority, Future Tax Revenue, 5.00%, 11/1/39	5,000	5,797,300
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/33	1,500	1,755,135
New York Dormitory Authority, Personal Income Tax Revenue, (University & College Improvements), 5.25%, 3/15/38	5,500	6,512,495
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	41,235	3,126,025
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	1,890	2,241,464

		$21,254,255

Transportation — 11.2%
Metropolitan Transportation Authority, 5.00%, 11/15/27	$3,195	$3,761,985
Metropolitan Transportation Authority, 5.00%, 11/15/37	2,710	2,942,355
Nassau County Bridge Authority, 5.00%, 10/1/40	1,915	2,120,441
New York Thruway Authority, 5.00%, 1/1/37	1,275	1,450,466
New York Thruway Authority, 5.00%, 1/1/42	1,385	1,566,144
Port Authority of New York and New Jersey, 5.00%, 11/15/37(1)	12,000	13,195,920
Port Authority of New York and New Jersey, 6.125%, 6/1/94	2,500	3,131,225
Triborough Bridge and Tunnel Authority, 5.25%, 11/15/34(1)	9,000	10,810,620

		$38,979,156

Water and Sewer — 2.5%
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/31	$585	$314,315
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/32	585	303,609
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/33	335	167,215
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/36	585	258,248
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/37	585	247,771

25	See Notes to Financial Statements.

Eaton Vance

New York Municipal Income Fund

September 30, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Water and Sewer (continued)
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/38	$585	$237,574
Dutchess County Water and Wastewater Authority, 0.00%, 10/1/39	585	228,267
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.00%, 6/15/34	1,500	1,765,635
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.25%, 6/15/40	1,000	1,178,090
New York City Municipal Water Finance Authority, (Water and Sewer System), 5.75%, 6/15/40(1)(3)	3,450	4,173,362

		$8,874,086

Total Tax-Exempt Investments — 105.5% (identified cost $325,624,070)		$368,990,144

Other Assets, Less Liabilities — (5.5)%		$(19,356,682)

Net Assets — 100.0%		$349,633,462

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
FGIC	–	Financial Guaranty Insurance Company
MFMR	–	Multi-Family Mortgage Revenue
NPFG	–	National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2012, 16.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.3% to 6.1% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(2)	Defaulted bond.

(3)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $1,873,362.

26	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Fund

September 30, 2012

Portfolio of Investments

Tax-Exempt Investments — 101.5%

Security	Principal Amount (000’s omitted)	Value

Bond Bank — 6.0%
Cleveland-Cuyahoga County Port Authority, (Columbia National Group, Inc.), (AMT), 5.00%, 5/15/20	$515	$523,075
Cleveland-Cuyahoga County Port Authority, (Fairmount Montessori Association), 5.125%, 5/15/25	610	620,931
Ohio Economic Development Commission, (Ohio Enterprise Bond Fund), (AMT), 4.85%, 6/1/25	1,440	1,514,678
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.00%, 12/1/28	750	916,553
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.00%, 6/1/30	750	897,570
Ohio Water Development Authority, Water Pollution Control Loan Fund, (Water Quality), 5.25%, 6/1/20	1,000	1,279,470
Rickenbacker Port Authority, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	5,955	7,499,846

		$13,252,123

Education — 5.9%
Cuyahoga Community College District, 5.25%, 2/1/29	$2,500	$2,937,350
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 5.00%, 12/1/33	5,000	5,616,250
Ohio Higher Educational Facility Commission, (Case Western Reserve University), 6.50%, 10/1/20	550	678,420
Ohio State University, 5.00%, 12/1/29	1,105	1,456,887
University of Cincinnati, 5.00%, 6/1/28	1,000	1,201,530
Wright State University, 5.00%, 5/1/31	1,000	1,132,240

		$13,022,677

Electric Utilities — 2.2%
American Municipal Power, Inc., (AMP Fremont Energy Center), 5.00%, 2/15/32	$1,530	$1,741,629
Clyde, Electric System Revenue, (AMT), 6.00%, 11/15/14	795	796,463
Puerto Rico Electric Power Authority, 5.00%, 7/1/37	2,290	2,293,183

		$4,831,275

Escrowed / Prerefunded — 1.0%
Ohio Water Development Authority, (Fresh Water Improvement), Prerefunded to 6/1/14, 5.00%, 12/1/28	$2,000	$2,157,000

		$2,157,000

General Obligations — 3.6%
Butler County, Special Tax Assessment, 5.50%, 12/1/28	$1,000	$1,214,310
Dayton, 4.00%, 12/1/30(1)	1,535	1,629,111
Highland Local School District, 5.50%, 12/1/36	1,000	1,186,800

Security	Principal Amount (000’s omitted)	Value

General Obligations (continued)
Ohio, 4.50%, 2/1/32	$1,300	$1,467,102
South-Western City School District, 4.50%, 12/1/31	1,000	1,117,540
Warren City School District, 4.00%, 12/1/30	1,385	1,465,967

		$8,080,830

Hospital — 7.7%
Akron, Bath and Copley Joint Township Hospital District, (Children’s Hospital Medical Center of Akron), 5.00%, 11/15/32	$2,500	$2,783,700
Butler County, (Kettering Health Network Obligated Group), 5.25%, 4/1/31	2,500	2,791,275
Franklin County, (Nationwide Children’s Hospital), 5.00%, 11/1/34	950	1,047,242
Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	1,250	1,334,687
Montgomery County, (Catholic Health Initiatives), 5.50%, 5/1/34	1,000	1,141,100
Ohio Higher Educational Facility Commission, (Cleveland Clinic Health System), 5.25%, 1/1/33	4,880	5,403,966
Ohio Higher Educational Facility Commission, (Summa Health System), 5.75%, 11/15/40	2,365	2,670,392

		$17,172,362

Housing — 0.2%
Ohio Housing Finance Agency, (Residential Mortgage-Backed Securities), (FNMA), (GNMA), (AMT), 4.75%, 3/1/37	$430	$440,561

		$440,561

Industrial Development Revenue — 1.0%
Cleveland, (Continental Airlines), (AMT), 5.375%, 9/15/27	$2,300	$2,299,954

		$2,299,954

Insured – Education — 4.1%
Kent State University, (AGC), 5.00%, 5/1/29	$2,175	$2,495,682
Miami University, (AMBAC), 3.25%, 9/1/26	750	766,980
Ohio Higher Educational Facility Commission, (University of Dayton), (AMBAC), 5.00%, 12/1/30	2,770	2,971,684
University of Cincinnati, (NPFG), 5.00%, 6/1/34	2,700	2,968,488

		$9,202,834

Insured – Electric Utilities — 11.2%
American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$4,300	$4,805,594
Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	2,540	1,353,261
Hamilton, Electric System Revenue, (AGM), 4.70%, 10/15/25	2,000	2,143,860

27	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Fund

September 30, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Insured – Electric Utilities (continued)
Ohio Air Quality Development Authority, (Dayton Power & Light Co.), (BHAC), (FGIC), 4.80%, 1/1/34	$5,045	$5,242,058
Ohio Air Quality Development Authority, (Ohio Power), (AMBAC), 5.15%, 5/1/26	2,630	2,633,550
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/26	3,000	1,792,770
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	2,500	1,421,450
Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/28	4,750	2,569,512
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	1,625	1,735,484
Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	1,125	1,201,838

		$24,899,377

Insured – Escrowed / Prerefunded — 2.9%
Cincinnati City School District, (AGM), Prerefunded to 12/1/13, 5.00%, 12/1/31	$1,000	$1,055,140
Little Miami School District, (AGM), Prerefunded to 12/1/16, 5.00%, 12/1/34	1,500	1,781,685
Marysville Exempt Village School District, (School Facilities), (NPFG), Prerefunded to 6/1/15, 5.25%, 12/1/30	1,000	1,131,150
Ohio Higher Educational Facility Commission, (Xavier University), (AGC), Prerefunded to 5/1/16, 5.00%, 5/1/22	845	980,250
Ohio Higher Educational Facility Commission, (Xavier University), (AGC), Prerefunded to 5/1/16, 5.25%, 5/1/21	1,245	1,455,343

		$6,403,568

Insured – General Obligations — 31.0%
Brookfield Local School District, (AGM), 5.25%, 1/15/36	$1,300	$1,433,172
Canal Winchester Local School District, (NPFG), 0.00%, 12/1/32	2,500	1,116,650
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/29	2,500	3,390,025
Cincinnati City School District, (AGM), (FGIC), 5.25%, 12/1/29(2)	7,500	10,170,075
Cleveland, (AMBAC), 5.50%, 10/1/23	2,105	2,691,243
Fairview Park, (NPFG), 5.00%, 12/1/25	3,700	4,107,148
Hamilton City School District, (AGM), 5.00%, 12/1/18	770	894,093
Kettering City School District, (AGM), 5.25%, 12/1/31	9,705	12,297,885
Mason City School District, (AGM), 5.25%, 12/1/31	3,525	5,004,407
Olentangy Local School District, (AGM), 5.00%, 12/1/21	1,745	1,994,378
Olentangy Local School District, (AGM), 5.00%, 12/1/30	1,255	1,409,252
Painesville City School District, (NPFG), 5.00%, 12/1/24	1,620	1,747,915
Pickerington Local School District, (FGIC), (NPFG), 0.00%, 12/1/16	1,500	1,419,945

Security	Principal Amount (000’s omitted)	Value

Insured – General Obligations (continued)
Springboro Community City School District, (AGM), 5.25%, 12/1/30	$5,000	$6,529,950
Springboro Community City School District, (AGM), 5.25%, 12/1/32	4,500	5,875,110
Westerville City School District, (XLCA), 5.00%, 12/1/27	6,705	8,631,883

		$68,713,131

Insured – Hospital — 4.1%
Butler County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/31	$3,350	$3,471,739
Franklin County, (Ohio Health Corp.), (NPFG), 5.00%, 5/15/33	1,270	1,286,066
Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/32	815	832,555
Lorain County, (Catholic Healthcare Partners), (AGM), 17.943%, 2/1/29(3)(4)(5)	2,575	3,544,951

		$9,135,311

Insured – Special Tax Revenue — 1.5%
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	$4,760	$1,855,924
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	5,000	1,282,800
Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	540	112,504

		$3,251,228

Insured – Transportation — 7.5%
Cleveland, Airport System Revenue, (AGM), 5.00%, 1/1/30	$1,920	$2,156,467
Ohio Turnpike Commission, (FGIC), (NPFG), 5.50%, 2/15/24	7,000	9,023,630
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)(6)	5,000	5,468,550

		$16,648,647

Insured – Water and Sewer — 2.5%
Cleveland, Waterworks System, (NPFG), 5.00%, 1/1/37	$5,000	$5,536,950

		$5,536,950

Lease Revenue / Certificates of Participation — 1.5%
Franklin County Convention Facilities Authority, 5.00%, 12/1/27	$1,455	$1,718,370
Ohio Building Authority, 5.00%, 10/1/27	1,500	1,711,095

		$3,429,465

28	See Notes to Financial Statements.

Eaton Vance

Ohio Municipal Income Fund

September 30, 2012

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Other Revenue — 2.9%
Riversouth Authority, (Lazarus Building Redevelopment), 5.75%, 12/1/27	$4,700	$4,819,662
Summit County Port Authority, 5.00%, 12/1/31	1,410	1,625,561

		$6,445,223

Special Tax Revenue — 1.2%
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/26	$570	$687,346
Green, Income Tax Revenue, (Community Learning Centers), 5.00%, 12/1/28	940	1,120,583
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	675	800,523

		$2,608,452

Water and Sewer — 3.5%
Cincinnati Water System Authority, 4.50%, 12/1/23(7)	$3,000	$3,288,930
Cincinnati Water System Authority, 5.00%, 12/1/32	3,820	4,415,003

		$7,703,933

Total Tax-Exempt Investments — 101.5% (identified cost $197,695,051)		$225,234,901

Other Assets, Less Liabilities — (1.5)%		$(3,358,607)

Net Assets — 100.0%		$221,876,294

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
AMBAC	–	AMBAC Financial Group, Inc.
AMT	–	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BHAC	–	Berkshire Hathaway Assurance Corp.
CIFG	–	CIFG Assurance North America, Inc.
FGIC	–	Financial Guaranty Insurance Company
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
NPFG	–	National Public Finance Guaranty Corp.
XLCA	–	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at September 30, 2012, 63.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.3% to 26.5% of total investments.

(1)	When-issued security.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1I).

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At September 30, 2012, the aggregate value of these securities is $3,544,951 or 1.6% of the Fund’s net assets.

(4)

Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security held by the trust that issued the residual interest bond. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $7,725,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security held by the trust that issued the residual interest bond.

(5)	Security has been issued as a leveraged residual interest bond with a variable interest rate. The stated interest rate represents the rate in effect at September 30, 2012.

(6)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $2,968,550.

(7)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

29	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2012

Statements of Assets and Liabilities

	September 30, 2012
Assets	California Fund	Massachusetts Fund	New York Fund	Ohio Fund
Investments —
Identified cost	$173,230,913	$172,794,688	$325,624,070	$197,695,051
Unrealized appreciation	22,984,042	26,238,708	43,366,074	27,539,850
Investments, at value	$196,214,955	$199,033,396	$368,990,144	$225,234,901
Cash	$2,742,432	$4,567,436	$10,806,919	$3,002,057
Restricted cash*	195,000	375,000	635,000	385,000
Interest receivable	2,164,037	2,359,867	4,825,551	2,893,540
Receivable for investments sold	—	1,814,050	345,863	40,000
Receivable for Fund shares sold	211,460	138,908	341,925	228,491
Receivable for variation margin on open financial futures contracts	4,375	14,000	23,998	12,878
Total assets	$201,532,259	$208,302,657	$385,969,400	$231,796,867
Liabilities
Payable for floating rate notes issued	$11,560,000	$18,650,000	$34,525,000	$7,500,000
Payable for investments purchased	—	—	679,349	—
Payable for when-issued securities	2,394,917	—	—	1,629,111
Payable for Fund shares redeemed	416,908	194,940	485,887	438,208
Distributions payable	159,155	137,438	226,946	126,847
Payable to affiliates:
Investment adviser fee	65,390	59,175	117,886	71,052
Distribution and service fees	42,599	42,294	86,253	51,793
Interest expense and fees payable	18,717	38,709	82,523	17,465
Accrued expenses	100,591	99,974	132,094	86,097
Total liabilities	$14,758,277	$19,222,530	$36,335,938	$9,920,573
Net Assets	$186,773,982	$189,080,127	$349,633,462	$221,876,294
Sources of Net Assets
Paid-in capital	$189,023,829	$200,407,067	$345,434,672	$223,734,798
Accumulated net realized loss	(25,552,711)	(38,123,612)	(39,607,774)	(29,295,442)
Accumulated undistributed (distributions in excess of) net investment income	370,459	517,044	370,341	(89,286)
Net unrealized appreciation	22,932,405	26,279,628	43,436,223	27,526,224
Net Assets	$186,773,982	$189,080,127	$349,633,462	$221,876,294
Class A Shares
Net Assets	$158,891,766	$148,671,070	$267,731,616	$187,540,411
Shares Outstanding	15,259,096	15,844,091	25,944,734	19,770,053
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.41	$9.38	$10.32	$9.49
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.93	$9.85	$10.83	$9.96
Class B Shares
Net Assets	$—	$—	$8,828,756	$—
Shares Outstanding	—	—	854,386	—
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$—	$—	$10.33	$—
Class C Shares
Net Assets	$12,571,847	$23,766,360	$46,914,415	$27,921,140
Shares Outstanding	1,305,610	2,531,666	4,544,042	2,945,256
Net Asset Value and Offering Price Per Share**
(net assets ÷ shares of beneficial interest outstanding)	$9.63	$9.39	$10.32	$9.48
Class I Shares
Net Assets	$15,310,369	$16,642,697	$26,158,675	$6,414,743
Shares Outstanding	1,468,892	1,773,972	2,535,410	675,847
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$10.42	$9.38	$10.32	$9.49

On	sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Represents restricted cash on deposit at the broker for open financial futures contracts.

**	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

30	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2012

Statements of Operations

	Year Ended September 30, 2012
Investment Income	California Fund	Massachusetts Fund	New York Fund	Ohio Fund
Interest	$8,573,839	$9,466,789	$16,676,569	$9,960,575
Total investment income	$8,573,839	$9,466,789	$16,676,569	$9,960,575

Expenses
Investment adviser fee	$786,481	$776,954	$1,391,301	$838,257
Distribution and service fees
Class A	389,878	321,782	515,834	361,048
Class B	3,098	—	94,509	—
Class C	113,205	206,609	400,091	227,492
Trustees’ fees and expenses	7,547	8,526	13,613	8,818
Custodian fee	91,293	99,653	146,252	103,603
Transfer and dividend disbursing agent fees	59,262	64,236	134,544	79,708
Legal and accounting services	76,724	67,103	90,009	52,037
Printing and postage	11,132	12,789	23,467	16,036
Registration fees	2,289	7,002	2,947	1,717
Interest expense and fees	101,759	153,020	258,919	58,923
Miscellaneous	28,554	29,297	37,360	27,301
Total expenses	$1,671,222	$1,746,971	$3,108,846	$1,774,940
Deduct —
Reduction of custodian fee	$1,310	$2,981	$4,174	$1,243
Total expense reductions	$1,310	$2,981	$4,174	$1,243

Net expenses	$1,669,912	$1,743,990	$3,104,672	$1,773,697

Net investment income	$6,903,927	$7,722,799	$13,571,897	$8,186,878

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$2,773,868	$2,453,689	$229,084	$(449,485)
Financial futures contracts	(926,375)	(1,009,598)	(1,976,266)	(1,974,854)
Swap contracts	(161,578)	—	—	(133,292)
Net realized gain (loss)	$1,685,915	$1,444,091	$(1,747,182)	$(2,557,631)
Change in unrealized appreciation (depreciation) —
Investments	$12,659,322	$12,815,423	$24,955,632	$17,395,464
Financial futures contracts	207,032	144,228	354,246	496,624
Swap contracts	612,538	—	—	505,307
Net change in unrealized appreciation (depreciation)	$13,478,892	$12,959,651	$25,309,878	$18,397,395

Net realized and unrealized gain	$15,164,807	$14,403,742	$23,562,696	$15,839,764

Net increase in net assets from operations	$22,068,734	$22,126,541	$37,134,593	$24,026,642

31	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2012

Statements of Changes in Net Assets

	Year Ended September 30, 2012
Increase (Decrease) in Net Assets	California Fund	Massachusetts Fund	New York Fund	Ohio Fund
From operations —
Net investment income	$6,903,927	$7,722,799	$13,571,897	$8,186,878
Net realized gain (loss) from investment transactions, financial futures contracts and swap contracts	1,685,915	1,444,091	(1,747,182)	(2,557,631)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	13,478,892	12,959,651	25,309,878	18,397,395
Net increase in net assets from operations	$22,068,734	$22,126,541	$37,134,593	$24,026,642
Distributions to shareholders —
From net investment income
Class A	$(6,045,403)	$(6,252,765)	$(10,859,033)	$(7,136,840)
Class B	(20,574)	—	(345,196)	—
Class C	(352,620)	(677,511)	(1,453,776)	(762,944)
Class I	(421,428)	(589,292)	(883,124)	(241,544)
Total distributions to shareholders	$(6,840,025)	$(7,519,568)	$(13,541,129)	$(8,141,328)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$8,333,973	$12,651,300	$20,595,838	$13,988,617
Class B	2,443	—	390,236	—
Class C	2,663,152	4,453,495	9,976,311	6,947,262
Class I	11,550,163	4,584,176	12,482,655	2,942,877
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	4,464,768	4,815,700	8,994,518	5,626,006
Class B	12,323	—	243,135	—
Class C	235,542	499,587	1,110,594	573,581
Class I	161,034	326,302	308,050	115,791
Cost of shares redeemed
Class A	(21,231,902)	(44,581,743)	(35,902,856)	(24,496,809)
Class B	(3,683)	—	(1,414,140)	—
Class C	(1,496,778)	(2,838,043)	(5,852,646)	(2,962,444)
Class I	(6,156,776)	(1,876,558)	(3,349,289)	(1,612,516)
Net asset value of shares exchanged
Class A	37,883	—	1,348,615	—
Class B	(37,883)	—	(1,348,615)	—
Net asset value of shares merged*
Class A	2,704,468	—	—	—
Class B	(2,704,468)	—	—	—
Net increase (decrease) in net assets from Fund share transactions	$(1,465,741)	$(21,965,784)	$7,582,406	$1,122,365

Net increase (decrease) in net assets	$13,762,968	$(7,358,811)	$31,175,870	$17,007,679

Net Assets
At beginning of year	$173,011,014	$196,438,938	$318,457,592	$204,868,615
At end of year	$186,773,982	$189,080,127	$349,633,462	$221,876,294

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$370,459	$517,044	$370,341	$(89,286)

*	At the close of business on December 9, 2011, Class B shares of California Fund were merged into Class A shares.

32	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2012

Statements of Changes in Net Assets — continued

	Year Ended September 30, 2011
Increase (Decrease) in Net Assets	California Fund	Massachusetts Fund	New York Fund	Ohio Fund
From operations —
Net investment income	$8,661,875	$9,774,434	$15,663,451	$9,872,576
Net realized loss from investment transactions, financial futures contracts and swap contracts	(7,321,627)	(3,217,046)	(2,603,531)	(6,444,553)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(3,147,660)	(3,670,722)	(7,060,801)	(7,028,870)
Net increase (decrease) in net assets from operations	$(1,807,412)	$2,886,666	$5,999,119	$(3,600,847)
Distributions to shareholders —
From net investment income
Class A	$(7,461,119)	$(8,047,286)	$(12,840,981)	$(8,816,352)
Class B	(116,230)	—	(424,262)	—
Class C	(433,776)	(817,901)	(1,640,425)	(883,498)
Class I	(403,570)	(691,288)	(665,752)	(110,973)
Total distributions to shareholders	$(8,414,695)	$(9,556,475)	$(15,571,420)	$(9,810,823)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$7,675,164	$6,041,906	$15,774,919	$8,569,010
Class B	338,546	—	1,019,136	—
Class C	934,018	3,276,018	4,469,638	2,113,991
Class I	4,171,572	1,773,187	7,407,286	5,444,779
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	4,578,285	5,326,800	9,274,536	5,718,858
Class B	52,308	—	229,758	—
Class C	238,659	545,827	1,068,109	560,334
Class I	87,144	242,192	155,889	24,205
Cost of shares redeemed
Class A	(32,304,031)	(38,943,001)	(68,901,327)	(71,013,052)
Class B	(725,452)	—	(1,646,795)	—
Class C	(3,404,483)	(5,826,505)	(12,367,615)	(10,118,247)
Class I	(3,266,989)	(4,772,127)	(5,480,322)	(1,215,296)
Net asset value of shares exchanged
Class A	147,489	—	430,871	—
Class B	(147,489)	—	(430,871)	—
Net decrease in net assets from Fund share transactions	$(21,625,259)	$(32,335,703)	$(48,996,788)	$(59,915,418)

Net decrease in net assets	$(31,847,366)	$(39,005,512)	$(58,569,089)	$(73,327,088)

Net Assets
At beginning of year	$204,858,380	$235,444,450	$377,026,681	$278,195,703
At end of year	$173,011,014	$196,438,938	$318,457,592	$204,868,615

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of year	$370,188	$517,045	$408,354	$(89,285)

33	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2012

Financial Highlights

	California Fund — Class A
	Year Ended September 30,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$9.560	$10.000	$9.940	$9.170	$10.620

Income (Loss) From Operations
Net investment income(1)	$0.391	$0.457	$0.461	$0.454	$0.456
Net realized and unrealized gain (loss)	0.846	(0.454)	0.046	0.757	(1.411)

Total income (loss) from operations	$1.237	$0.003	$0.507	$1.211	$(0.955)

Less Distributions
From net investment income	$(0.387)	$(0.443)	$(0.447)	$(0.441)	$(0.450)
From net realized gain	—	—	—	—	(0.045)

Total distributions	$(0.387)	$(0.443)	$(0.447)	$(0.441)	$(0.495)

Net asset value — End of year	$10.410	$9.560	$10.000	$9.940	$9.170

Total Return(2)	13.17%	0.28%	5.36%	13.91%	(9.32)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$158,892	$151,148	$180,089	$206,762	$232,090
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.84%	0.87%	0.90%	0.91%	0.86%
Interest and fee expense(3)	0.06%	0.12%	0.10%	0.18%	0.30%
Total expenses before custodian fee reduction	0.90%	0.99%	1.00%	1.09%	1.16%
Expenses after custodian fee reduction excluding interest and fees	0.84%	0.87%	0.90%	0.91%	0.84%
Net investment income	3.91%	4.92%	4.76%	5.14%	4.47%
Portfolio Turnover	23%	37%	17%	21%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

34	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2012

Financial Highlights — continued

	California Fund — Class C
	Year Ended September 30,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$8.840	$9.250	$9.190	$8.480	$9.810

Income (Loss) From Operations
Net investment income(1)	$0.292	$0.358	$0.359	$0.359	$0.351
Net realized and unrealized gain (loss)	0.787	(0.423)	0.050	0.696	(1.295)

Total income (loss) from operations	$1.079	$(0.065)	$0.409	$1.055	$(0.944)

Less Distributions
From net investment income	$(0.289)	$(0.345)	$(0.349)	$(0.345)	$(0.341)
From net realized gain	—	—	—	—	(0.045)

Total distributions	$(0.289)	$(0.345)	$(0.349)	$(0.345)	$(0.386)

Net asset value — End of year	$9.630	$8.840	$9.250	$9.190	$8.480

Total Return(2)	12.38%	(0.50)%	4.65%	13.01%	(9.91)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$12,572	$10,211	$13,109	$12,903	$15,667
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.59%	1.62%	1.65%	1.66%	1.61%
Interest and fee expense(3)	0.06%	0.12%	0.10%	0.18%	0.30%
Total expenses before custodian fee reduction	1.65%	1.74%	1.75%	1.84%	1.91%
Expenses after custodian fee reduction excluding interest and fees	1.59%	1.62%	1.65%	1.66%	1.59%
Net investment income	3.15%	4.18%	4.00%	4.40%	3.73%
Portfolio Turnover	23%	37%	17%	21%	22%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

35	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2012

Financial Highlights — continued

	California Fund — Class I
	Year Ended September 30,				Period Ended September 30, 2008(1)
	2012	2011	2010	2009
Net asset value — Beginning of period	$9.560	$10.010	$9.950	$9.170	$9.530

Income (Loss) From Operations
Net investment income(2)	$0.413	$0.479	$0.486	$0.481	$0.277
Net realized and unrealized gain (loss)	0.860	(0.463)	0.045	0.763	(0.362)

Total income (loss) from operations	$1.273	$0.016	$0.531	$1.244	$(0.085)

Less Distributions
From net investment income	$(0.413)	$(0.466)	$(0.471)	$(0.464)	$(0.275)

Total distributions	$(0.413)	$(0.466)	$(0.471)	$(0.464)	$(0.275)

Net asset value — End of period	$10.420	$9.560	$10.010	$9.950	$9.170

Total Return(3)	13.56%	0.43%	5.61%	14.31%	(1.08	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$15,310	$8,938	$8,286	$2,653	$110
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.59%	0.62%	0.65%	0.66%	0.63	%(5)
Interest and fee expense(6)	0.06%	0.12%	0.10%	0.18%	0.30	%(5)
Total expenses before custodian fee reduction	0.65%	0.74%	0.75%	0.84%	0.93	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.59%	0.62%	0.65%	0.66%	0.60	%(5)
Net investment income	4.12%	5.15%	5.01%	5.35%	4.79	%(5)
Portfolio Turnover	23%	37%	17%	21%	22	%(7)

(1)	For the period from the start of business, March 3, 2008, to September 30, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	For the year ended September 30, 2008.

36	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2012

Financial Highlights — continued

	Massachusetts Fund — Class A
	Year Ended September 30,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$8.700	$8.870	$8.840	$8.050	$9.490

Income (Loss) From Operations
Net investment income(1)	$0.360	$0.410	$0.420	$0.434	$0.428
Net realized and unrealized gain (loss)	0.670	(0.179)	0.022	0.774	(1.459)

Total income (loss) from operations	$1.030	$0.231	$0.442	$1.208	$(1.031)

Less Distributions
From net investment income	$(0.350)	$(0.401)	$(0.412)	$(0.418)	$(0.409)

Total distributions	$(0.350)	$(0.401)	$(0.412)	$(0.418)	$(0.409)

Net asset value — End of year	$9.380	$8.700	$8.870	$8.840	$8.050

Total Return(2)	12.05%	2.92%	5.26%	15.84%	(11.19)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$148,671	$163,879	$196,939	$206,922	$211,228
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.74%	0.77%	0.81%	0.83%	0.78%
Interest and fee expense(3)	0.08%	0.09%	0.10%	0.21%	0.25%
Total expenses before custodian fee reduction	0.82%	0.86%	0.91%	1.04%	1.03%
Expenses after custodian fee reduction excluding interest and fees	0.74%	0.77%	0.81%	0.83%	0.77%
Net investment income	3.99%	4.93%	4.87%	5.59%	4.73%
Portfolio Turnover	22%	19%	12%	21%	31%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

37	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2012

Financial Highlights — continued

	Massachusetts Fund — Class C
	Year Ended September 30,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$8.710	$8.880	$8.850	$8.050	$9.500

Income (Loss) From Operations
Net investment income(1)	$0.291	$0.348	$0.354	$0.376	$0.361
Net realized and unrealized gain (loss)	0.671	(0.180)	0.026	0.783	(1.473)

Total income (loss) from operations	$0.962	$0.168	$0.380	$1.159	$(1.112)

Less Distributions
From net investment income	$(0.282)	$(0.338)	$(0.350)	$(0.359)	$(0.338)

Total distributions	$(0.282)	$(0.338)	$(0.350)	$(0.359)	$(0.338)

Net asset value — End of year	$9.390	$8.710	$8.880	$8.850	$8.050

Total Return(2)	11.21%	2.16%	4.50%	15.10%	(11.99)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$23,766	$20,018	$22,718	$18,702	$17,704
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.49%	1.52%	1.55%	1.58%	1.54%
Interest and fee expense(3)	0.08%	0.09%	0.10%	0.21%	0.25%
Total expenses before custodian fee reduction	1.57%	1.61%	1.65%	1.79%	1.79%
Expenses after custodian fee reduction excluding interest and fees	1.49%	1.52%	1.55%	1.58%	1.52%
Net investment income	3.22%	4.18%	4.10%	4.83%	3.99%
Portfolio Turnover	22%	19%	12%	21%	31%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

38	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2012

Financial Highlights — continued

	Massachusetts Fund — Class I
	Year Ended September 30,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$8.700	$8.870	$8.840	$8.050	$9.490

Income (Loss) From Operations
Net investment income(1)	$0.377	$0.428	$0.436	$0.450	$0.446
Net realized and unrealized gain (loss)	0.671	(0.181)	0.023	0.774	(1.458)

Total income (loss) from operations	$1.048	$0.247	$0.459	$1.224	$(1.012)

Less Distributions
From net investment income	$(0.368)	$(0.417)	$(0.429)	$(0.434)	$(0.428)

Total distributions	$(0.368)	$(0.417)	$(0.429)	$(0.434)	$(0.428)

Net asset value — End of year	$9.380	$8.700	$8.870	$8.840	$8.050

Total Return(2)	12.28%	3.13%	5.46%	16.08%	(11.00)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$16,643	$12,542	$15,788	$10,926	$13,042
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.54%	0.57%	0.60%	0.63%	0.58%
Interest and fee expense(3)	0.08%	0.09%	0.10%	0.21%	0.25%
Total expenses before custodian fee reduction	0.62%	0.66%	0.70%	0.84%	0.83%
Expenses after custodian fee reduction excluding interest and fees	0.54%	0.57%	0.60%	0.63%	0.57%
Net investment income	4.16%	5.15%	5.06%	5.80%	4.93%
Portfolio Turnover	22%	19%	12%	21%	31%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

39	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2012

Financial Highlights — continued

	New York Fund — Class A
	Year Ended September 30,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$9.610	$9.790	$9.710	$8.850	$10.400

Income (Loss) From Operations
Net investment income(1)	$0.420	$0.457	$0.453	$0.459	$0.471
Net realized and unrealized gain (loss)	0.709	(0.184)	0.077	0.857	(1.563)

Total income (loss) from operations	$1.129	$0.273	$0.530	$1.316	$(1.092)

Less Distributions
From net investment income	$(0.419)	$(0.453)	$(0.450)	$(0.456)	$(0.458)

Total distributions	$(0.419)	$(0.453)	$(0.450)	$(0.456)	$(0.458)

Net asset value — End of year	$10.320	$9.610	$9.790	$9.710	$8.850

Total Return(2)	11.98%	3.10%	5.70%	15.77%	(10.86)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$267,732	$254,304	$305,437	$332,257	$319,101
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.76%	0.79%	0.79%	0.83%	0.78%
Interest and fee expense(3)	0.08%	0.10%	0.09%	0.19%	0.38%
Total expenses before custodian fee reduction	0.84%	0.89%	0.88%	1.02%	1.16%
Expenses after custodian fee reduction excluding interest and fees	0.76%	0.79%	0.79%	0.83%	0.77%
Net investment income	4.22%	4.95%	4.75%	5.42%	4.71%
Portfolio Turnover	13%	6%	14%	44%	45%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

40	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2012

Financial Highlights — continued

	New York Fund — Class B
	Year Ended September 30,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$9.620	$9.800	$9.730	$8.870	$10.420

Income (Loss) From Operations
Net investment income(1)	$0.347	$0.387	$0.381	$0.396	$0.397
Net realized and unrealized gain (loss)	0.708	(0.182)	0.072	0.856	(1.566)

Total income (loss) from operations	$1.055	$0.205	$0.453	$1.252	$(1.169)

Less Distributions
From net investment income	$(0.345)	$(0.385)	$(0.383)	$(0.392)	$(0.381)

Total distributions	$(0.345)	$(0.385)	$(0.383)	$(0.392)	$(0.381)

Net asset value — End of year	$10.330	$9.620	$9.800	$9.730	$8.870

Total Return(2)	11.14%	2.34%	4.84%	14.87%	(11.53)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$8,829	$10,240	$11,328	$11,064	$10,552
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.51%	1.54%	1.54%	1.58%	1.53%
Interest and fee expense(3)	0.08%	0.10%	0.09%	0.19%	0.38%
Total expenses before custodian fee reduction	1.59%	1.64%	1.63%	1.77%	1.91%
Expenses after custodian fee reduction excluding interest and fees	1.51%	1.54%	1.54%	1.58%	1.52%
Net investment income	3.48%	4.19%	3.99%	4.68%	3.96%
Portfolio Turnover	13%	6%	14%	44%	45%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

41	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2012

Financial Highlights — continued

	New York Fund — Class C
	Year Ended September 30,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$9.610	$9.790	$9.720	$8.860	$10.400

Income (Loss) From Operations
Net investment income(1)	$0.345	$0.387	$0.381	$0.395	$0.396
Net realized and unrealized gain (loss)	0.710	(0.183)	0.072	0.857	(1.556)

Total income (loss) from operations	$1.055	$0.204	$0.453	$1.252	$(1.160)

Less Distributions
From net investment income	$(0.345)	$(0.384)	$(0.383)	$(0.392)	$(0.380)

Total distributions	$(0.345)	$(0.384)	$(0.383)	$(0.392)	$(0.380)

Net asset value — End of year	$10.320	$9.610	$9.790	$9.720	$8.860

Total Return(2)	11.15%	2.33%	4.84%	14.88%	(11.46)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$46,914	$38,670	$46,852	$43,214	$32,684
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50%	1.54%	1.54%	1.58%	1.53%
Interest and fee expense(3)	0.08%	0.10%	0.09%	0.19%	0.38%
Total expenses before custodian fee reduction	1.58%	1.64%	1.63%	1.77%	1.91%
Expenses after custodian fee reduction excluding interest and fees	1.50%	1.54%	1.54%	1.58%	1.52%
Net investment income	3.46%	4.19%	3.99%	4.65%	3.97%
Portfolio Turnover	13%	6%	14%	44%	45%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

42	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2012

Financial Highlights — continued

	New York Fund — Class I
	Year Ended September 30,				Period Ended September 30, 2008(1)
	2012	2011	2010	2009
Net asset value — Beginning of period	$9.610	$9.780	$9.710	$8.850	$9.340

Income (Loss) From Operations
Net investment income(2)	$0.439	$0.474	$0.473	$0.481	$0.290
Net realized and unrealized gain (loss)	0.710	(0.172)	0.065	0.852	(0.504)

Total income (loss) from operations	$1.149	$0.302	$0.538	$1.333	$(0.214)

Less Distributions
From net investment income	$(0.439)	$(0.472)	$(0.468)	$(0.473)	$(0.276)

Total distributions	$(0.439)	$(0.472)	$(0.468)	$(0.473)	$(0.276)

Net asset value — End of period	$10.320	$9.610	$9.780	$9.710	$8.850

Total Return(3)	12.20%	3.41%	5.78%	16.00%	(2.51	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26,159	$15,243	$13,409	$1,672	$227
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.55%	0.59%	0.59%	0.63%	0.61	%(5)
Interest and fee expense(6)	0.08%	0.10%	0.09%	0.19%	0.38	%(5)
Total expenses before custodian fee reduction	0.63%	0.69%	0.68%	0.82%	0.99	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.55%	0.59%	0.59%	0.63%	0.58	%(5)
Net investment income	4.40%	5.13%	4.95%	5.61%	5.09	%(5)
Portfolio Turnover	13%	6%	14%	44%	45	%(7)

(1)	For the period from the start of business, March 3, 2008, to September 30, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	For the year ended September 30, 2008.

43	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2012

Financial Highlights — continued

	Ohio Fund — Class A
	Year Ended September 30,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$8.790	$9.140	$9.150	$8.140	$9.240

Income (Loss) From Operations
Net investment income(1)	$0.364	$0.383	$0.378	$0.381	$0.384
Net realized and unrealized gain (loss)	0.698	(0.353)	(0.013)	1.008	(1.108)

Total income (loss) from operations	$1.062	$0.030	$0.365	$1.389	$(0.724)

Less Distributions
From net investment income	$(0.362)	$(0.380)	$(0.375)	$(0.379)	$(0.376)

Total distributions	$(0.362)	$(0.380)	$(0.375)	$(0.379)	$(0.376)

Net asset value — End of year	$9.490	$8.790	$9.140	$9.150	$8.140

Total Return(2)	12.29%	0.54%	4.17%	17.71%	(8.09)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$187,540	$178,802	$247,554	$267,068	$251,447
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.73%	0.76%	0.76%	0.80%	0.77%
Interest and fee expense(3)	0.03%	0.03%	0.02%	0.08%	0.20%
Total expenses before custodian fee reduction	0.76%	0.79%	0.78%	0.88%	0.97%
Expenses after custodian fee reduction excluding interest and fees	0.73%	0.76%	0.76%	0.80%	0.75%
Net investment income	3.97%	4.48%	4.23%	4.66%	4.28%
Portfolio Turnover	9%	6%	6%	10%	30%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

44	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2012

Financial Highlights — continued

	Ohio Fund — Class C
	Year Ended September 30,
	2012	2011	2010	2009	2008
Net asset value — Beginning of year	$8.790	$9.140	$9.150	$8.130	$9.240

Income (Loss) From Operations
Net investment income(1)	$0.293	$0.319	$0.311	$0.320	$0.316
Net realized and unrealized gain (loss)	0.690	(0.353)	(0.011)	1.017	(1.118)

Total income (loss) from operations	$0.983	$(0.034)	$0.300	$1.337	$(0.802)

Less Distributions
From net investment income	$(0.293)	$(0.316)	$(0.310)	$(0.317)	$(0.308)

Total distributions	$(0.293)	$(0.316)	$(0.310)	$(0.317)	$(0.308)

Net asset value — End of year	$9.480	$8.790	$9.140	$9.150	$8.130

Total Return(2)	11.34%	(0.21)%	3.42%	16.98%	(8.91)%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$27,921	$21,580	$30,641	$29,388	$30,157
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.48%	1.51%	1.51%	1.55%	1.52%
Interest and fee expense(3)	0.03%	0.03%	0.02%	0.08%	0.20%
Total expenses before custodian fee reduction	1.51%	1.54%	1.53%	1.63%	1.72%
Expenses after custodian fee reduction excluding interest and fees	1.48%	1.51%	1.51%	1.55%	1.50%
Net investment income	3.20%	3.72%	3.47%	3.92%	3.53%
Portfolio Turnover	9%	6%	6%	10%	30%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

45	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2012

Financial Highlights — continued

	Ohio Fund — Class I
	Year Ended September 30,		Period Ended September 30, 2010(1)
	2012	2011
Net asset value — Beginning of period	$8.800	$9.140	$8.960

Income (Loss) From Operations
Net investment income(2)	$0.382	$0.400	$0.061
Net realized and unrealized gain (loss)	0.688	(0.343)	0.180

Total income from operations	$1.070	$0.057	$0.241

Less Distributions
From net investment income	$(0.380)	$(0.397)	$(0.061)

Total distributions	$(0.380)	$(0.397)	$(0.061)

Net asset value — End of period	$9.490	$8.800	$9.140

Total Return(3)	12.39%	0.74%	2.81	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$6,415	$4,486	$1
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.53%	0.56%	0.57	%(5)
Interest and fee expense(6)	0.03%	0.03%	0.02	%(5)
Total expenses(7)	0.56%	0.59%	0.59	%(5)
Net investment income	4.16%	4.66%	4.19	%(5)
Portfolio Turnover	9%	6%	6	%(8)

(1)	For the period from the commencement of operations on August 3, 2010 to September 30, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1I).

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	For the year ended September 30, 2010.

46	See Notes to Financial Statements.

Eaton Vance

Municipal Income Funds

September 30, 2012

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of twenty-two funds, four of which, each non-diversified, are included in these financial statements. They include Eaton Vance California Municipal Income Fund (California Fund), Eaton Vance Massachusetts Municipal Income Fund (Massachusetts Fund), Eaton Vance New York Municipal Income Fund (New York Fund), and Eaton Vance Ohio Municipal Income Fund (Ohio Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds seek to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The California Fund, Massachusetts Fund and Ohio Fund offer three classes of shares and the New York Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Beginning January 1, 2012, Class B shares are only available for purchase upon exchange from another Eaton Vance fund or through reinvestment of distributions. The California Fund previously offered Class B shares. Such offering was discontinued during the year ended September 30, 2012. At the close of business on December 9, 2011, the California Fund’s Class B shares were merged into Class A shares. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At September 30, 2012, the following Funds, for federal income tax purposes, had capital loss carryforwards and current year deferred capital losses which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The current year deferred capital losses are treated as arising on the first day of the Funds’ next taxable year

47

Eaton Vance

Municipal Income Funds

September 30, 2012

Notes to Financial Statements — continued

and are treated as realized prior to the utilization of the capital loss carryforward. The amounts and expiration dates of the capital loss carryforwards and the amounts of the current year deferred capital losses are as follows:

Expiration Date	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

September 30, 2013	$—	$1,751,809	$—	$1,709,089
September 30, 2015	—	440,164	108,787	—
September 30, 2016	518,828	91,224	2,215,774	240,163
September 30, 2017	7,884,903	9,824,104	2,053,235	5,075,023
September 30, 2018	12,351,723	20,239,992	22,999,420	10,217,857
September 30, 2019	—	4,877,692	7,036,080	3,163,804

Total capital loss carryforward	$20,755,454	$37,224,985	$34,413,296	$20,405,936

Current year deferred capital losses	$5,584,892	$2,103,423	$4,868,960	$9,291,580

As of September 30, 2012, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

D Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby a Fund may sell a variable or fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker. The broker deposits a bond into the SPV with the same CUSIP number as the bond sold to the broker by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the broker transfer the Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the broker the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rates notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value

48

Eaton Vance

Municipal Income Funds

September 30, 2012

Notes to Financial Statements — continued

hierarchy (see Note 11) at September 30, 2012. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At September 30, 2012, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Floating Rate Notes Outstanding	$11,560,000	$18,650,000	$34,525,000	$7,500,000
Interest Rate or Range of Interest Rates (%)	0.18 - 0.21	0.19 - 0.25	0.19 - 0.25	0.19 - 0.25
Collateral for Floating Rate Notes Outstanding	$17,152,321	$32,243,908	$56,692,303	$15,638,625

For the year ended September 30, 2012, the Funds’ average Floating Rate Notes outstanding and the average interest rate including fees were as follows:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Average Floating Rate Notes Outstanding	$13,281,407	$18,650,000	$34,525,000	$7,500,000
Average Interest Rate	0.77%	0.82%	0.75%	0.79%

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of September 30, 2012.

The Funds may also purchase residual interest bonds from brokers in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.

The Funds’ investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Residual interest bonds held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J Financial Futures Contracts — Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K Interest Rate Swaps — Pursuant to interest rate swap agreements, a Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

49

Eaton Vance

Municipal Income Funds

September 30, 2012

Notes to Financial Statements — continued

2  Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any) are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended September 30, 2012 and September 30, 2011 was as follows:

	Year Ended September 30, 2012
	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Distributions declared from:
Tax-exempt income	$6,840,025	$7,510,796	$13,523,100	$8,122,933
Ordinary income	$—	$8,772	$18,029	$18,395

	Year Ended September 30, 2011
	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Distributions declared from:
Tax-exempt income	$8,411,403	$9,511,897	$15,550,340	$9,789,043
Ordinary income	$3,292	$44,578	$21,080	$21,780

During the year ended September 30, 2012, the following amounts were reclassified due to expired capital loss carryforwards and differences between book and tax accounting, primarily for accretion of market discount:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Change in:
Paid-in capital	$—	$(355,911)	$—	$—
Accumulated net realized loss	$63,631	$559,143	$68,781	$45,551
Accumulated undistributed (distributions in excess of) net investment income	$(63,631)	$(203,232)	$(68,781)	$(45,551)

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

As of September 30, 2012, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Undistributed tax-exempt income	$529,614	$654,482	$635,301	$37,561
Capital loss carryforward and deferred capital losses	$(26,340,346)	$(39,328,408)	$(39,282,256)	$(29,697,516)
Net unrealized appreciation	$23,720,040	$27,484,424	$43,072,691	$27,928,298
Other temporary differences	$(159,155)	$(137,438)	$(226,946)	$(126,847)

50

Eaton Vance

Municipal Income Funds

September 30, 2012

Notes to Financial Statements — continued

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to futures contracts, accretion of market discount, residual interest bonds, wash sales, defaulted bond interest and the timing of recognizing distributions to shareholders.

3  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table (except for California Fund) and is payable monthly.

Daily Net Assets	Annual Asset Rate	Daily Income Rate

Up to $20 million	0.10%	1.00%
$20 million up to $40 million	0.20	2.00
$40 million up to $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are reduced. For California Fund, the annual asset rate and daily income rate are 0.30% and 3.00%, respectively, on average daily net assets of up to $500 million and at reduced rates on daily net assets of $500 million or more.

For the year ended September 30, 2012, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Investment Adviser Fee	$786,481	$776,954	$1,391,301	$838,257
Effective Annual Rate	0.44%	0.39%	0.42%	0.40%

EVM serves as administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM and Class A sales charges that the Funds were informed were received by EVD for the year ended September 30, 2012 were as follows:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

EVM’s Sub-Transfer Agent Fees	$4,500	$4,789	$9,645	$4,986
EVD’s Class A Sales Charges	$33,294	$31,130	$72,813	$56,757

Officers and Trustees of the Funds who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2012, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4  Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% (0.25% for California Fund) per annum of each Fund’s average daily net assets

51

Eaton Vance

Municipal Income Funds

September 30, 2012

Notes to Financial Statements — continued

attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended September 30, 2012 for Class A shares amounted to the following:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class A Distribution and Service Fees	$389,878	$321,782	$515,834	$361,048

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and/or Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class B and Class C Plans, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by each Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. Such payments were discontinued during the year ended September 30, 2012 with respect to Class B of California Fund. For the year ended September 30, 2012, the Funds paid or accrued to EVD the following distribution fees, representing 0.75% (0.36% (annualized) for Class B of California Fund) of the average daily net assets of each Fund’s Class B and/or Class C shares:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class B Distribution Fees	$1,836	$—	$74,612	$—
Class C Distribution Fees	$84,904	$163,112	$315,861	$179,599

At September 30, 2012, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately as follows:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class B	$—	$—	$152,000	$—
Class C	$1,207,000	$2,354,000	$3,736,000	$3,237,000

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.20% (0.25% for California Fund) per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the year ended September 30, 2012 amounted to the following:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class B Service Fees	$1,262	$—	$19,897	$—
Class C Service Fees	$28,301	$43,497	$84,230	$47,893

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its

52

Eaton Vance

Municipal Income Funds

September 30, 2012

Notes to Financial Statements — continued

affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to each Fund. For the year ended September 30, 2012, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Class A	$1,400	$24,400	$3,000	$—
Class B	$—	$—	$7,900	$—
Class C	$—	$400	$900	$1,400

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended September 30, 2012 were as follows:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Purchases	$44,141,745	$44,961,528	$49,081,119	$18,236,916
Sales	$52,946,156	$66,799,982	$46,038,057	$21,014,986

7  Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

California Fund
	Year Ended September 30, 2012
	Class A	Class B(1)	Class C	Class I

Sales	833,713	277	286,102	1,130,355
Issued to shareholders electing to receive payments of distributions in Fund shares	444,868	1,402	25,370	15,955
Redemptions	(2,123,016)	(420)	(161,462)	(612,058)
Exchange from Class B shares	3,993	—	—	—
Exchange to Class A shares	—	(4,320)	—	—
Merger from Class B shares	281,223	—	—	—
Merger to Class A shares	—	(304,115)	—	—

Net increase (decrease)	(559,219)	(307,176)	150,010	534,252

	Year Ended September 30, 2011
	Class A	Class B	Class C	Class I

Sales	820,935	39,323	109,487	453,582
Issued to shareholders electing to receive payments of distributions in Fund shares	494,625	6,119	27,878	9,372
Redemptions	(3,515,241)	(86,140)	(398,823)	(355,880)
Exchange from Class B shares	15,755	—	—	—
Exchange to Class A shares	—	(17,037)	—	—

Net increase (decrease)	(2,183,926)	(57,735)	(261,458)	107,074

53

Eaton Vance

Municipal Income Funds

September 30, 2012

Notes to Financial Statements — continued

Massachusetts Fund
	Year Ended September 30, 2012
	Class A	Class B	Class C	Class I

Sales	1,389,113	—	492,217	505,266
Issued to shareholders electing to receive payments of distributions in Fund shares	531,751	—	55,054	35,832
Redemptions	(4,909,149)	—	(314,831)	(208,662)

Net increase (decrease)	(2,988,285)	—	232,440	332,436

	Year Ended September 30, 2011
	Class A	Class B	Class C	Class I

Sales	731,452	—	384,844	210,676
Issued to shareholders electing to receive payments of distributions in Fund shares	641,585	—	65,683	29,202
Redemptions	(4,735,172)	—	(710,219)	(577,960)

Net decrease	(3,362,135)	—	(259,692)	(338,082)

New York Fund
	Year Ended September 30, 2012
	Class A	Class B	Class C	Class I

Sales	2,055,901	39,672	999,883	1,253,318
Issued to shareholders electing to receive payments of distributions in Fund shares	900,722	24,350	111,087	30,710
Redemptions	(3,614,535)	(141,196)	(589,985)	(335,415)
Exchange from Class B shares	133,024	—	—	—
Exchange to Class A shares	—	(132,840)	—	—

Net increase (decrease)	(524,888)	(210,014)	520,985	948,613

	Year Ended September 30, 2011
	Class A	Class B	Class C	Class I

Sales	1,704,919	110,676	476,401	802,551
Issued to shareholders electing to receive payments of distributions in Fund shares	1,006,179	24,876	115,778	16,840
Redemptions	(7,501,895)	(180,340)	(1,354,312)	(603,005)
Exchange from Class B shares	46,915	—	—	—
Exchange to Class A shares	—	(46,855)	—	—

Net increase (decrease)	(4,743,882)	(91,643)	(762,133)	216,386

54

Eaton Vance

Municipal Income Funds

September 30, 2012

Notes to Financial Statements — continued

Ohio Fund
	Year Ended September 30, 2012
	Class A	Class B	Class C	Class I

Sales	1,517,767	—	754,145	329,994
Issued to shareholders electing to receive payments of distributions in Fund shares	611,907	—	62,298	12,544
Redemptions	(2,696,384)	—	(327,227)	(176,663)

Net increase (decrease)	(566,710)	—	489,216	165,875

	Year Ended September 30, 2011
	Class A	Class B	Class C	Class I

Sales	997,255	—	247,017	648,858
Issued to shareholders electing to receive payments of distributions in Fund shares	669,979	—	65,657	2,795
Redemptions	(8,408,446)	—	(1,209,942)	(141,793)

Net increase (decrease)	(6,741,212)	—	(897,268)	509,860

(1)	Offering of Class B shares of the California Fund was discontinued during the year ended September 30, 2012 (see Note 1).

8  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at September 30, 2012, as determined on a federal income tax basis, were as follows:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Aggregate cost	$160,934,915	$152,898,972	$291,392,453	$189,806,603

Gross unrealized appreciation	$24,564,055	$30,086,330	$48,130,406	$30,036,691
Gross unrealized depreciation	(844,015)	(2,601,906)	(5,057,715)	(2,108,393)

Net unrealized appreciation	$23,720,040	$27,484,424	$43,072,691	$27,928,298

9  Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the year ended September 30, 2012.

10  Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

55

Eaton Vance

Municipal Income Funds

September 30, 2012

Notes to Financial Statements — continued

A summary of obligations under these financial instruments at September 30, 2012 is as follows:

Futures Contracts
Fund	Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)

California	12/12	80 U.S. 10-Year Treasury Note	Short	$(10,617,979)	$(10,678,750)	$(60,771)
	12/12	25 U.S. 30-Year Treasury Bond	Short	(3,743,509)	(3,734,375)	9,134
Massachusetts	12/12	112 U.S. 30-Year Treasury Bond	Short	$(16,770,920)	$(16,730,000)	$40,920
New York	12/12	192 U.S. 30-Year Treasury Bond	Short	$(28,750,149)	$(28,680,000)	$70,149
Ohio	12/12	103 U.S. 30-Year Treasury Bond	Short	$(15,371,999)	$(15,385,625)	$(13,626)

At September 30, 2012, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Funds hold fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Funds entered into interest rate swap contracts. The Funds also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The fair values of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at September 30, 2012 were as follows:

	California Fund		Massachusetts Fund		New York Fund		Ohio Fund

Asset Derivative:
Futures Contracts	$9,134	(1)	$40,920	(1)	$70,149	(1)	$—

Total	$9,134		$40,920		$70,149		$—

Liability Derivative:
Futures Contracts	$(60,771	)(1)	$—		$—		$(13,626	)(1)

Total	$(60,771)		$—		$—		$(13,626)

(1)

Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended September 30, 2012 was as follows:

	California Fund		Massachusetts Fund		New York Fund		Ohio Fund

Realized Gain (Loss) on Derivatives Recognized in Income	$(1,087,953	)(1)	$(1,009,598	)(1)	$(1,976,266	)(1)	$(2,108,146	)(1)
Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$819,570	(2)	$144,228	(2)	$354,246	(2)	$1,001,931	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Swap contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Swap contracts.

56

Eaton Vance

Municipal Income Funds

September 30, 2012

Notes to Financial Statements — continued

The average notional amounts of futures contracts and interest rate swaps outstanding during the year ended September 30, 2012, which are indicative of the volume of these derivative types, were approximately as follows:

	California Fund	Massachusetts Fund	New York Fund	Ohio Fund

Average Notional Amount:
Futures Contracts	$10,500,000	$9,500,000	$19,500,000	$14,308,000
Interest Rate Swaps	$401,000	$—	$—	$331,000

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2012, the hierarchy of inputs used in valuing the Funds’ investments and open derivative instruments, which are carried at value, were as follows:

California Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$196,214,955	$—	$196,214,955

Total Investments	$—	$196,214,955	$—	$196,214,955

Futures Contracts	$9,134	$—	$—	$9,134

Total	$9,134	$196,214,955	$—	$196,224,089

Liability Description

Futures Contracts	$(60,771)	$—	$—	$(60,771)

Total	$(60,771)	$—	$—	$(60,771)

Massachusetts Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$199,033,396	$—	$199,033,396

Total Investments	$—	$199,033,396	$—	$199,033,396

Futures Contracts	$40,920	$—	$—	$40,920

Total	$40,920	$199,033,396	$—	$199,074,316

57

Eaton Vance

Municipal Income Funds

September 30, 2012

Notes to Financial Statements — continued

New York Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$368,990,144	$—	$368,990,144

Total Investments	$—	$368,990,144	$—	$368,990,144

Futures Contracts	$70,149	$—	$—	$70,149

Total	$70,149	$368,990,144	$—	$369,060,293

Ohio Fund
Asset Description	Level 1	Level 2	Level 3	Total

Tax-Exempt Investments	$—	$225,234,901	$—	$225,234,901

Total Investments	$—	$225,234,901	$—	$225,234,901

Liability Description

Futures Contracts	$(13,626)	$—	$—	$(13,626)

Total	$(13,626)	$—	$—	$(13,626)

The Funds held no investments or other financial instruments as of September 30, 2011 whose fair value was determined using Level 3 inputs. At September 30, 2012, there were no investments transferred between Level 1 and Level 2 during the year then ended.

58

Eaton Vance

Municipal Income Funds

September 30, 2012

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance California Municipal Income Fund, Eaton Vance Massachusetts Municipal Income Fund, Eaton Vance New York Municipal Income Fund and Eaton Vance Ohio Municipal Income Fund:

We have audited the accompanying statements of assets and liabilities of Eaton Vance California Municipal Income Fund, Eaton Vance Massachusetts Municipal Income Fund, Eaton Vance New York Municipal Income Fund and Eaton Vance Ohio Municipal Income Fund (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Municipals Trust), including the portfolios of investments, as of September 30, 2012, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of September 30, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Eaton Vance California Municipal Income Fund, Eaton Vance Massachusetts Municipal Income Fund, Eaton Vance New York Municipal Income Fund and Eaton Vance Ohio Municipal Income Fund as of September 30, 2012, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

November 15, 2012

59

Eaton Vance

Municipal Income Funds

September 30, 2012

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2013 will show the tax status of all distributions paid to your account in calendar year 2012. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.

Exempt-Interest Dividends.  The Funds designate the following percentages of dividends from net investment income as exempt-interest dividends:

California Municipal Income Fund	100.00%
Massachusetts Municipal Income Fund	99.88%
New York Municipal Income Fund	99.87%
Ohio Municipal Income Fund	99.77%

60

Eaton Vance

Municipal Income Funds

September 30, 2012

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 23, 2012, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by each adviser to the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings of the Contract Review Committee held between February and April 2012, as well as information considered during prior meetings of the committee. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;

•

An independent report comparing the investment performance of each fund (including, where relevant, yield data, Sharpe ratios and information ratios) to the investment performance of comparable funds over various time periods;

•	Data regarding investment performance in comparison to benchmark indices and customized peer groups, in each case as approved by the Board with respect to the funds;

•

For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;

•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;

•

Information about the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and the fund’s policies with respect to “soft dollar” arrangements;

•	Data relating to portfolio turnover rates of each fund;

•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•	Information about each adviser’s processes for monitoring best execution of portfolio transactions, and other policies and practices of each adviser with respect to trading;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;

•

Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

•

A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

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Eaton Vance

Municipal Income Funds

September 30, 2012

Board of Trustees’ Contract Approval — continued

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and

•	The terms of each advisory agreement.

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2012, with respect to one or more funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met ten, nineteen, seven, eight and fourteen times respectively. At such meetings, the Trustees participated in investment and performance reviews with the portfolio managers and other investment professionals of each adviser relating to each fund. The Board and its Committees considered the investment and trading strategies used in pursuing each fund’s investment objective, including, where relevant, the use of derivative instruments, as well as risk management techniques. The Board and its Committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management and other fund advisers with respect to such matters.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreements of the following funds:

•	Eaton Vance California Municipal Income Fund

•	Eaton Vance Massachusetts Municipal Income Fund

•	Eaton Vance New York Municipal Income Fund

•	Eaton Vance Ohio Municipal Income Fund

(the “Funds”), each with Boston Management and Research (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board considered, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal obligations. The Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management.

The Board reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio

62

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Board of Trustees’ Contract Approval — continued

valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices, and assessed each Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2011 for each Fund. The Board considered the impact of extraordinary market conditions in recent years on each Fund’s performance relative to its peer universe in light of, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments in higher quality municipal bonds with longer maturities. The Board noted that the Adviser had taken action to restructure each Fund’s portfolio as part of a long-term strategy for managing interest rate risk, consistent with each Fund’s objective of providing current income, and that performance had improved relative to peer funds over recent periods. The Board concluded that each Fund’s performance had been satisfactory on the basis of current income return, and that it was appropriate to continue to monitor the effectiveness of the actions taken by the Adviser to improve Fund performance on the basis of total return, which it noted had improved for periods ended as of December 31, 2011.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by each Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and each Fund’s total expense ratio for the year ended September 30, 2011, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions taken by management in recent years to reduce expenses at the Eaton Vance fund complex level, including the negotiation of reduced fees for transfer agency and custody services.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationships with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Funds and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from economies of scale in the future.

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Municipal Income Funds

September 30, 2012

Management and Organization

Fund Management.  The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds’ principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 186 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 186 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

Ronald A. Pearlman 1940	Trustee	Since 2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

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Eaton Vance

Municipal Income Funds

September 30, 2012

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Since 1998

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Length of Service	Principal Occupation(s) During Past Five Years
Thomas M. Metzold 1958	President	Since 2010	Vice President of EVM and BMR.

Payson F. Swaffield 1956	Vice President	Since 2011	Vice President and Chief Income Investment Officer of EVM and BMR.

Barbara E. Campbell 1957	Treasurer	Since 2005	Vice President of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011, Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.
Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

65

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

438-11/12	MUNISRC

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance National Municipal Income Fund, Eaton Vance California Municipal Income Fund, Eaton Vance Massachusetts Municipal Income Fund, Eaton Vance New York Municipal Income Fund, and Eaton Vance Ohio Municipal Income Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 22 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

The following tables present the aggregate fees billed to each Fund for the Fund’s respective fiscal years ended September 30, 2011 and September 30, 2012 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T for the same time periods.

Eaton Vance National Municipal Income Fund

Fiscal Years Ended	9/30/11	9/30/12
Audit Fees	$92,950	$95,520
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$25,830	$26,580
All Other Fees(3)	$300	$310

Total	$119,080	$125,410

Eaton Vance California Municipal Income Fund

Fiscal Years Ended	9/30/11	9/30/12
Audit Fees	$50,690	$54,260
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,630	$9,880
All Other Fees(3)	$300	$310

Total	$60,620	$64,450

Eaton Vance Massachusetts Municipal Income Fund

Fiscal Years Ended	9/30/11	9/30/12
Audit Fees	$51,523	$53,170
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$10,230	$10,480
All Other Fees(3)	$300	$310

Total	$62,053	$63,960

Eaton Vance New York Municipal Income Fund

Fiscal Years Ended	9/30/11	9/30/12
Audit Fees	$53,240	$55,200
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$11,030	$11,280
All Other Fees(3)	$300	$310

Total	$64,570	$66,790

Eaton Vance Ohio Municipal Income Fund

Fiscal Years Ended	9/30/11	9/30/12
Audit Fees	$34,615	$37,560
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,830	$9,080
All Other Fees(3)	$300	$310

Total	$43,745	$46,950

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (July 31, August 31, and September 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	7/31/11	8/31/11	9/30/11	7/31/12	8/31/12	9/30/12
Audit Fees	$234,756	$339,390	$283,018	$218,060	$358,770	$298,710
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$60,380	$96,730	$65,550	$53,350	$99,280	$67,300
All Other Fees(3)	$2,100	$3,300	$1,500	$1,860	$3,410	$1,550

Total	$297,236	$439,420	$350,068	$273,270	$461,460	$367,560

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by the Series’ principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	7/31/11	8/31/11	9/30/11	7/31/12	8/31/12	9/30/12
Registrant(1)	$62,480	$100,030	$67,050	$55,210	$102,690	$68,850
Eaton Vance (2)	$274,431	$224,191	$226,431	$608,859	$606,619	$606,619

(1)	Includes all of the Series of the Trust.

(2)	The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	November 13, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 13, 2012

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date:	November 13, 2012